UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments
September 30, 2019 (unaudited)

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 96.4%
Brazil | 8.4%
Duratex SA	596,900	$1,817,299
Notre Dame Intermedica Participacoes SA	478,395	6,246,267
Pagseguro Digital, Ltd., Class A (*)	35,000	1,620,850
Petroleo Brasileiro SA	479,648	3,180,376
Rumo SA (*)	545,283	3,215,305
StoneCo, Ltd., Class A (*)	50,200	1,745,956
		17,826,053
Canada | 1.0%
First Quantum Minerals, Ltd.	254,555	2,138,504
China | 28.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	56,295	9,414,213
Anhui Conch Cement Co., Ltd., Class H	272,500	1,625,377
Autohome, Inc. ADR (*)	17,981	1,494,761
Beijing Enterprises Water Group, Ltd.	3,896,000	2,002,718
China State Construction International Holdings, Ltd.	3,896,160	3,645,151
Ctrip.com International, Ltd. ADR (*)	68,423	2,004,110
Focused Photonics Hangzhou, Inc., Class A	830,189	1,980,759
NetEase, Inc. ADR	15,800	4,205,644
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	40,000	4,430,400
Ping An Insurance (Group) Co. of China, Ltd., Class H	349,500	4,044,661
Shenzhen Sunway Communication Co., Ltd. (*)	344,487	1,741,653
Tencent Holdings, Ltd.	220,100	9,340,977
Weibo Corp. Sponsored ADR (*)	32,900	1,472,275
Wuliangye Yibin Co., Ltd. Class A	145,500	2,654,564
Zhejiang Semir Garment Co., Ltd., Class A	1,302,367	2,261,837
Zhongsheng Group Holdings, Ltd.	1,050,500	3,329,302
Zhuzhou CRRC Times Electric Co., Ltd., Class H	344,492	1,432,821
ZTO Express Cayman, Inc. ADR	115,285	2,459,029
		59,540,252
Colombia | 2.8%
Bancolombia SA Sponsored ADR	120,247	5,946,214
Hong Kong | 1.7%
China Gas Holdings, Ltd.	553,400	2,135,307
Techtronic Industries Co., Ltd.	220,002	1,543,962
		3,679,269
India | 10.0%
HDFC Bank, Ltd. ADR	101,970	5,817,388
ICICI Bank, Ltd. Sponsored ADR	535,901	6,527,274
Description	Shares	Fair Value
Reliance Industries, Ltd.	193,067	$3,629,574
Shriram Transport Finance Co., Ltd.	220,815	3,338,180
UPL, Ltd.	213,816	1,822,554
		21,134,970
Indonesia | 2.0%
PT Bank Rakyat Indonesia (Persero) Tbk	14,334,600	4,162,869
Macau | 0.6%
SJM Holdings, Ltd.	1,432,000	1,370,593
Mexico | 1.6%
Grupo Financiero Banorte SAB de CV, Class O	636,457	3,420,948
Peru | 2.6%
Credicorp, Ltd.	26,655	5,555,968
Philippines | 1.7%
BDO Unibank, Inc.	1,268,975	3,497,885
Portugal | 2.3%
Galp Energia SGPS SA	322,994	4,858,348
Russia | 8.0%
Mail.Ru Group, Ltd. GDR (*)	123,523	2,588,939
Novatek OAO Sponsored GDR	18,883	3,821,641
Sberbank of Russia PJSC	1,282,173	4,501,790
Yandex NV Class A (*)	175,035	6,127,975
		17,040,345
South Africa | 3.9%
Capitec Bank Holdings, Ltd.	50,984	4,335,618
Petra Diamonds, Ltd. (*)	1,627,600	131,172
Standard Bank Group, Ltd.	328,855	3,798,678
		8,265,468
South Korea | 10.8%
Doosan Bobcat, Inc.	55,974	1,659,912
NCSoft Corp.	9,945	4,324,962
Partron Co., Ltd.	108,834	1,169,070
S-Oil Corp.	32,146	2,683,143
Samsung Biologics Co., Ltd. (*)	6,107	1,575,102
Samsung Electronics Co., Ltd.	229,257	9,353,670
WONIK IPS Co., Ltd.	85,189	2,066,544
		22,832,403
Taiwan | 8.3%
Airtac International Group (‡)	157,000	1,883,524
ASE Technology Holding Co., Ltd. (‡)	790,289	1,791,520
Bizlink Holding, Inc. (‡)	404,000	2,813,656
Catcher Technology Co., Ltd. (‡)	198,670	1,515,872
Largan Precision Co., Ltd. (‡)	14,860	2,147,007
MediaTek, Inc. (‡)	193,000	2,312,243
Silicon Motion Technology Corp. ADR	60,400	2,135,140

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd. (‡)	341,000	$3,052,068
		17,651,030
United Arab Emirates | 1.4%
NMC Health PLC	91,918	3,061,559
United Kingdom | 1.2%
KAZ Minerals PLC	459,917	2,453,875
Total Common Stocks (Cost $190,578,156)		204,436,553
Preferred Stocks | 2.0%
Brazil | 2.0%
Banco Bradesco SA ADR (Cost $4,294,496)	522,263	4,251,221
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,229,225)	3,229,225	3,229,225
Total Investments | 99.9% (Cost $198,101,877)		$211,916,999
Cash and Other Assets in Excess of Liabilities | 0.1%		279,788
Net Assets | 100.0%		$212,196,787

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 99.0%
Brazil | 9.8%
Azul SA ADR (*)	53,112	$1,902,472
Banco BTG Pactual SA	148,600	2,094,016
Banco do Brasil SA	379,100	4,150,533
Braskem SA A Shares (*)	191,742	1,500,728
CCR SA	375,230	1,557,833
IRB Brasil Resseguros S/A	242,100	2,194,367
Rumo SA (*)	423,400	2,496,612
Telefonica Brasil SA ADR	170,000	2,238,900
		18,135,461
Canada | 1.0%
Parex Resources, Inc. (*)	121,500	1,861,682
China | 29.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	50,600	8,461,838
Baidu, Inc. Sponsored ADR (*)	15,880	1,631,829
Budweiser Brewing Co. APAC, Ltd. (*)	680,600	2,448,795
China National Building Material Co., Ltd., Class H	3,302,000	2,983,226
China Overseas Land & Investment, Ltd.	674,000	2,132,193
Industrial & Commercial Bank of China, Ltd., Class H	10,545,633	7,041,692
NetEase, Inc. ADR	8,692	2,313,637
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	31,486	3,487,389
PICC Property & Casualty Co., Ltd., Class H	1,903,770	2,235,006
Ping An Insurance (Group) Co. of China, Ltd., Class H	498,500	5,768,994
Prosus NV (*)	11,192	821,584
Shenzhou International Group Holdings, Ltd.	194,591	2,560,073
Sinopharm Group Co., Ltd., Class H	274,800	863,851
Tencent Holdings, Ltd.	256,800	10,898,514
Wuxi Biologics Cayman, Inc. (*)	83,000	848,190
		54,496,811
Colombia | 1.2%
Bancolombia SA Sponsored ADR	43,600	2,156,020
Hong Kong | 1.2%
Techtronic Industries Co., Ltd.	306,500	2,151,001
Hungary | 0.8%
MOL Hungarian Oil & Gas PLC	165,769	1,559,190
India | 10.1%
HDFC Bank, Ltd. ADR	115,538	6,591,443
Hindalco Industries, Ltd.	867,084	2,345,194
Hindustan Zinc, Ltd.	485,883	1,466,766
Infosys, Ltd. Sponsored ADR	222,615	2,531,133
Description	Shares	Fair Value
Maruti Suzuki India, Ltd.	21,313	$2,021,297
Motherson Sumi Systems, Ltd.	612,206	908,101
UPL, Ltd.	338,017	2,881,235
		18,745,169
Indonesia | 2.2%
PT Bank Mandiri (Persero) Tbk	4,790,000	2,354,906
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	58,760	1,769,264
		4,124,170
Luxembourg | 1.4%
Tenaris SA ADR	41,900	887,442
Ternium SA Sponsored ADR	93,050	1,785,630
		2,673,072
Mexico | 3.3%
Arca Continental SAB de CV	302,445	1,634,834
Gruma SAB de CV, Class B	149,143	1,526,195
Grupo Aeroportuario del Pacifico SAB de CV ADR	12,700	1,225,804
Grupo Financiero Banorte SAB de CV, Class O	307,100	1,650,659
		6,037,492
Peru | 1.1%
Credicorp, Ltd.	9,550	1,990,602
Philippines | 2.5%
Ayala Land, Inc.	1,471,800	1,404,956
BDO Unibank, Inc.	1,039,151	2,864,383
GT Capital Holdings, Inc.	19,081	309,750
		4,579,089
Poland | 0.6%
CD Projekt SA	19,163	1,165,004
Portugal | 1.0%
Galp Energia SGPS SA	116,918	1,758,634
Russia | 5.8%
LUKOIL PJSC Sponsored ADR	76,074	6,281,906
Sberbank of Russia PJSC Sponsored ADR (London)	266,818	3,780,847
Sberbank of Russia PJSC Sponsored ADR (United States)	53,682	759,198
		10,821,951
South Africa | 4.5%
Barloworld, Ltd.	117,491	896,956
FirstRand, Ltd.	478,293	1,967,743
Mondi PLC	116,127	2,223,659
Naspers, Ltd., N Shares	10,810	1,642,328

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
The Bidvest Group, Ltd.	126,875	$1,600,484
		8,331,170
South Korea | 11.0%
DB Insurance Co., Ltd.	30,207	1,301,349
Fila Korea, Ltd.	21,058	1,019,728
NCSoft Corp.	5,120	2,226,627
S-Oil Corp.	16,261	1,357,264
Samsung Electronics Co., Ltd.	244,190	9,962,935
SK Hynix, Inc.	45,265	3,112,748
Woongjin Coway Co., Ltd.	18,679	1,322,194
		20,302,845
Taiwan | 9.1%
Far EasTone Telecommunications Co., Ltd. (‡)	731,000	1,720,735
Formosa Plastics Corp. (‡)	914,000	2,804,353
Largan Precision Co., Ltd. (‡)	15,000	2,167,234
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	217,678	10,117,673
		16,809,995
Thailand | 1.2%
Bangkok Bank Public Co. Ltd.	191,400	1,102,974
Kasikornbank Public Co. Ltd.	229,000	1,176,028
		2,279,002
United Kingdom | 1.8%
Unilever NV NY Shares	56,900	3,415,707
Total Common Stocks (Cost $172,844,389)		183,394,067
Preferred Stocks | 0.8%
Brazil | 0.8%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,380,948)	167,143	1,405,673
Total Investments | 99.8% (Cost $174,225,337)		$184,799,740
Cash and Other Assets in Excess of Liabilities | 0.2%		411,093
Net Assets | 100.0%		$185,210,833

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 98.4%
Argentina | 0.2%
Globant SA (*)	174	$15,935
Brazil | 4.9%
Banco do Brasil SA	3,300	36,130
Banco Santander Brasil SA	4,600	50,185
BB Seguridade Participacoes SA	2,500	21,077
CCR SA	8,900	36,950
IRB Brasil Resseguros S/A	12,300	111,486
JBS SA	2,500	19,730
Lojas Renner SA	1,860	22,593
Petroleo Brasileiro SA	9,839	65,239
Vale SA	8,109	93,191
YDUQS Part (*)	2,400	20,841
		477,422
Brazil | 0.3%
Minerva SA (*)	11,300	26,625
Chile | 0.4%
Cia Cervecerias Unidas SA Sponsored ADR	1,867	41,429
China | 32.2%
Air China, Ltd., Class H	22,000	19,483
Alibaba Group Holding, Ltd. Sponsored ADR (*)	2,631	439,982
Anhui Conch Cement Co., Ltd., Class H	9,500	56,665
Anhui Gujing Distillery Co., Ltd., Class A	1,300	20,986
ANTA Sports Products, Ltd.	5,000	41,407
Autohome, Inc. ADR (*)	310	25,770
Baidu, Inc. Sponsored ADR (*)	288	29,595
Bank of Nanjing Co., Ltd., Class A	12,500	15,085
Beijing Enterprises Holdings, Ltd.	6,500	29,970
China Aoyuan Group, Ltd.	18,000	20,433
China CITIC Bank Corp., Ltd., Class H	96,000	51,331
China Construction Bank Corp., Class H	176,000	133,838
China Evergrande Group	8,000	17,139
China Lesso Group Holdings, Ltd.	40,000	38,031
China Mengniu Dairy Co., Ltd.	4,000	14,929
China Merchants Bank Co., Ltd., Class H	17,500	83,841
China Mobile, Ltd.	4,000	33,197
China Resources Cement Holdings, Ltd.	28,000	28,119
China Resources Gas Group, Ltd.	6,000	29,610
China Resources Land, Ltd.	10,000	41,692
China SCE Group Holdings, Ltd.	37,000	17,114
China Telecom Corp., Ltd., Class H	180,000	82,254
China Unicom Hong Kong, Ltd.	78,000	82,467
China Vanke Co., Ltd., Class H	4,700	16,455
CITIC, Ltd.	21,000	26,434
Description	Shares	Fair Value
CNOOC, Ltd.	80,000	$122,911
Country Garden Holdings Co., Ltd.	34,000	42,828
Country Garden Services Holdings Co., Ltd.	13,000	37,685
CSPC Pharmaceutical Group, Ltd.	34,000	68,747
ENN Energy Holdings, Ltd.	1,900	19,726
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,800	27,774
Fujian Sunner Development Co., Ltd., Class A	8,900	30,869
Hualan Biological Engineering, Inc., Class A	5,700	27,467
Huaxin Cement Co., Ltd., Class A	6,580	17,467
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	3,900	15,532
Industrial & Commercial Bank of China, Ltd., Class H	103,000	68,777
Industrial Bank Co., Ltd., Class A	12,100	29,833
JD.com, Inc. ADR (*)	1,060	29,903
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,800	20,415
Kunlun Energy Co., Ltd.	22,000	18,967
LexinFintech Holdings, Ltd. ADR (*)	1,560	15,647
Li Ning Co., Ltd.	14,000	40,261
Longfor Group Holdings, Ltd.	6,500	24,375
Luxshare Precision Industry Co., Ltd., Class A	5,100	19,313
Luzhou Laojiao Co., Ltd., Class A	1,700	20,366
Momo, Inc. Sponsored ADR	417	12,919
NetEase, Inc. ADR	109	29,014
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	498	55,158
PetroChina Co., Ltd., Class H	104,000	53,667
PICC Property & Casualty Co., Ltd., Class H	24,000	28,176
Ping An Bank Co., Ltd., Class A	11,000	24,141
Ping An Insurance (Group) Co. of China, Ltd., Class H	17,000	196,736
Sany Heavy Industry Co., Ltd., Class A	11,200	22,509
Sunny Optical Technology Group Co., Ltd.	1,200	17,900
Tangshan Jidong Cement Co., Ltd., Class A	8,500	18,356
Tencent Holdings, Ltd.	9,500	403,177
Tencent Music Entertainment Group ADR (*)	2,600	33,202
Vipshop Holdings, Ltd. ADR (*)	2,575	22,969
Weichai Power Co., Ltd., Class A	25,700	40,665
Wens Foodstuffs Group Co., Ltd., Class A	4,400	22,987
West China Cement, Ltd.	108,000	17,661
YY, Inc. ADR (*)	219	12,314
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class A	23,000	20,008
		3,126,249
Colombia | 0.4%
Ecopetrol SA Sponsored ADR	2,173	37,006

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Greece | 0.4%
Hellenic Telecommunications Organization SA	1,759	$24,244
JUMBO SA	668	12,692
		36,936
Hong Kong | 0.4%
Sino Biopharmaceutical, Ltd.	28,500	36,444
Hungary | 0.7%
Magyar Telekom Telecommunications PLC	9,309	13,333
MOL Hungarian Oil & Gas PLC	5,635	53,001
		66,334
India | 7.3%
Axis Bank, Ltd. GDR	921	44,915
Dr Reddy’s Laboratories, Ltd. ADR	508	19,248
GAIL India, Ltd. GDR	5,622	62,431
HDFC Bank, Ltd. ADR	2,410	137,490
ICICI Bank, Ltd. Sponsored ADR	5,232	63,726
Infosys, Ltd. Sponsored ADR	13,329	151,551
Reliance Industries, Ltd. Sponsored GDR (a), (#)	1,959	73,065
State Bank of India GDR (*)	1,036	39,802
Wipro, Ltd. ADR	13,892	50,706
WNS Holdings, Ltd. ADR (*)	1,196	70,265
		713,199
Indonesia | 2.9%
PT Bank Central Asia Tbk	27,300	58,393
PT Bank Mandiri (Persero) Tbk	107,800	52,998
PT Bank Rakyat Indonesia (Persero) Tbk	230,800	67,026
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	2,186	65,820
PT Unilever Indonesia Tbk	12,700	41,670
		285,907
Malaysia | 1.6%
Bermaz Auto Berhad	32,200	17,552
Genting Malaysia Berhad	19,300	13,999
MISC Berhad	10,100	18,796
Nestle Malaysia Berhad	800	27,840
Petronas Chemicals Group Berhad	13,400	24,155
RHB Bank Bhd	37,300	50,251
		152,593
Mexico | 2.6%
Alfa SAB de CV, Class A	29,000	25,467
America Movil SAB de CV, Class L Sponsored ADR	5,220	77,569
Description	Shares	Fair Value
Grupo Aeroportuario del Centro Norte SAB de CV	7,600	$45,090
Qualitas Controladora SAB de CV	8,800	31,612
Wal-Mart de Mexico SAB de CV	23,700	70,233
		249,971
Peru | 0.2%
Credicorp, Ltd.	77	16,050
Philippines | 2.0%
Ayala Land, Inc.	19,400	18,519
Cebu Air, Inc.	21,780	37,830
DMCI Holdings, Inc.	118,000	18,938
International Container Terminal Services, Inc.	15,150	35,265
JG Summit Holdings, Inc.	18,370	25,683
Megaworld Corp.	148,400	12,520
SM Investments Corp.	2,260	42,293
		191,048
Poland | 1.6%
CD Projekt SA	320	19,454
Dino Polska SA (*)	770	30,182
Enea SA (*)	8,276	17,754
PGE Polska Grupa Energetyczna SA (*)	4,020	8,014
PLAY Communications SA	2,391	16,398
Powszechna Kasa Oszczednosci Bank Polski SA	5,199	51,028
Tauron Polska Energia SA (*)	25,536	9,865
		152,695
Russia | 5.1%
Gazprom PJSC Sponsored ADR	8,493	58,512
LUKOIL PJSC Sponsored ADR	1,203	99,339
MMC Norilsk Nickel PJSC ADR	2,215	56,691
Novatek OAO Sponsored GDR	91	18,417
Novolipetsk Steel PJSC GDR	1,637	35,571
RusHydro PJSC ADR	23,996	19,452
Sberbank of Russia PJSC Sponsored ADR	6,269	88,833
Severstal PJSC GDR	2,481	35,605
Tatneft PJSC Sponsored ADR	945	59,981
VTB Bank PJSC GDR	16,129	20,886
		493,287
South Africa | 3.2%
Anglo American Platinum, Ltd.	1,235	74,480
Capitec Bank Holdings, Ltd.	197	16,753
Exxaro Resources, Ltd.	1,226	10,575
FirstRand, Ltd.	8,761	36,044

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Harmony Gold Mining Co., Ltd. Sponsored ADR (*)	7,342	$20,851
MTN Group, Ltd.	5,574	35,456
Naspers, Ltd., N Shares	779	118,351
		312,510
South Korea | 13.7%
AfreecaTV Co., Ltd.	384	20,667
Daelim Industrial Co., Ltd.	554	48,281
Douzone Bizon Co., Ltd.	356	19,373
Hana Financial Group, Inc.	996	29,398
Hanwha Aerospace Co., Ltd. (*)	505	17,820
Hyundai Mobis Co., Ltd.	184	38,866
Industrial Bank of Korea	4,472	49,361
KB Financial Group, Inc. ADR	1,259	44,971
Kia Motors Corp.	2,214	84,648
Koentec Co., Ltd.	2,699	24,041
KT&G Corp.	1,061	93,663
LG Chem, Ltd.	71	17,711
LG Electronics, Inc.	341	19,143
LG Household & Health Care, Ltd.	51	55,821
LG Uplus Corp.	4,724	54,008
NCSoft Corp.	93	40,445
POSCO	107	20,266
Samsung Electro-Mechanics Co., Ltd.	258	22,311
Samsung Electronics Co., Ltd. GDR	474	482,483
Samsung SDS Co., Ltd.	202	32,270
SK Hynix, Inc.	1,177	80,939
Soulbrain Co., Ltd.	522	31,863
		1,328,349
Taiwan | 12.7%
Advantech Co., Ltd. (‡)	8,000	70,909
Asia Cement Corp. (‡)	37,000	52,021
Chailease Holding Co., Ltd. (‡)	8,240	33,441
Chicony Electronics Co., Ltd. (‡)	10,000	29,677
Delta Electronics, Inc. (‡)	8,000	34,417
Eva Airways Corp. (‡)	61,790	27,385
Feng TAY Enterprise Co., Ltd. (‡)	8,900	64,293
International Games System Co., Ltd. (‡)	3,000	37,890
Makalot Industrial Co., Ltd. (‡)	3,250	17,358
Nanya Technology Corp. (‡)	9,000	23,524
President Chain Store Corp. (‡)	5,000	47,079
Rexon Industrial Corp., Ltd. (‡)	7,000	20,228
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	12,005	557,992
Taiwan Styrene Monomer (‡)	21,000	14,831
Uni-President Enterprises Corp. (‡)	12,000	29,145
Description	Shares	Fair Value
Yuanta Financial Holding Co., Ltd. (‡)	226,000	$135,784
Zhen Ding Technology Holding, Ltd. (‡)	11,000	39,643
		1,235,617
Thailand | 4.2%
Advanced Info Service Public Co. Ltd. (‡)	4,700	33,807
Central Pattana Public Co. Ltd. NVDR	6,500	14,482
Com7 Public Co., Ltd NVDR	43,300	34,571
CP ALL Public Co. Ltd. (‡)	14,400	38,254
Home Product Center Public Co. Ltd.	66,900	37,404
Krungthai Card Public Co. Ltd. NVDR	28,600	39,870
PTG Energy Public Co. Ltd. NVDR	26,100	16,100
PTT Exploration & Production Public Co. Ltd. (‡)	12,500	49,452
Ratch Group Public Co., Ltd NVDR	19,700	46,066
Supalai Public Co. Ltd.	23,700	13,948
Thanachart Capital Public Co., Ltd. NVDR	27,900	51,945
Tisco Financial Group Public Co. Ltd. NVDR	10,000	33,571
		409,470
Turkey | 1.0%
BIM Birlesik Magazalar AS	2,584	22,506
Haci Omer Sabanci Holding AS	9,844	16,700
Turk Telekomunikasyon AS (*)	22,575	23,237
Turkiye Garanti Bankasi AS ADR (*)	19,375	33,713
		96,156
United States | 0.4%
Yum China Holdings, Inc.	981	44,567
Total Common Stocks (Cost $9,258,658)		9,545,799
Preferred Stocks | 0.5%
Brazil | 0.5%
Banco Bradesco SA ADR (Cost $56,426)	5,917	48,164
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $120,533)	120,533	120,533
Total Investments | 100.1% (Cost $9,435,617)		$9,714,496
Liabilities in Excess of Cash and Other Assets | (0.1)%		(9,120)
Net Assets | 100.0%		$9,705,376

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 95.9%
Brazil | 5.7%
Ambev SA ADR	101,905	$470,801
Banco ABC Brasil SA	69,900	301,137
Banco do Brasil SA	118,657	1,299,103
CCR SA	252,930	1,050,083
Cia de Saneamento do Parana	13,100	265,471
Cielo SA Sponsored ADR	227,281	436,380
Iochpe Maxion SA	65,799	303,740
JSL SA	60,478	249,630
StoneCo, Ltd., Class A (*)	15,935	554,219
YDUQS Part (*)	31,300	271,797
		5,202,361
Canada | 0.7%
First Quantum Minerals, Ltd.	79,415	667,162
Chile | 0.2%
Geopark, Ltd. (*)	10,619	195,496
China | 26.9%
A-Living Services Co., Ltd., Class H	136,500	316,863
Alibaba Group Holding, Ltd. Sponsored ADR (*)	12,346	2,064,622
Anhui Conch Cement Co., Ltd., Class H	149,000	888,738
Ausnutria Dairy Corp., Ltd.	208,000	272,093
Autohome, Inc. ADR (*)	8,654	719,407
Baidu, Inc. Sponsored ADR (*)	7,743	795,671
Beijing Enterprises Water Group, Ltd.	902,000	463,668
China Construction Bank Corp., Class H	2,903,281	2,207,781
China Meidong Auto Holdings, Ltd.	262,000	234,355
China Merchants Bank Co., Ltd., Class H	116,000	555,747
China Mobile, Ltd. Sponsored ADR	21,027	870,518
China Shenhua Energy Co., Ltd., Class H	465,500	931,802
China State Construction International Holdings, Ltd.	1,284,249	1,201,512
China Tian Lun Gas Holdings, Ltd.	233,500	222,710
CNOOC, Ltd.	626,800	963,011
Focused Photonics Hangzhou, Inc., Class A	289,838	691,528
Huami Corp. ADR (*)	21,048	210,480
JNBY Design, Ltd.	304,500	438,813
Luye Pharma Group, Ltd.	379,000	270,656
NetEase, Inc. ADR	14,284	3,802,115
Ping An Insurance (Group) Co. of China, Ltd., Class H	185,500	2,146,737
Precision Tsugami China Corp., Ltd.	220,000	189,251
Tencent Holdings, Ltd.	37,700	1,599,977
Tianyun International Holdings, Ltd.	1,582,000	207,078
West China Cement, Ltd.	1,458,000	238,427
Description	Shares	Fair Value
Wuliangye Yibin Co., Ltd. Class A	47,000	$857,488
Zhuzhou CRRC Times Electric Co., Ltd., Class H	75,300	313,190
ZTO Express Cayman, Inc. ADR	51,526	1,099,050
		24,773,288
Colombia | 2.0%
Bancolombia SA Sponsored ADR	36,892	1,824,309
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	173,275	797,594
Credit Agricole Egypt SAE	69,032	176,075
Dice Sport & Casual Wear (*)	1,208,623	116,483
		1,090,152
Estonia | 0.1%
Tallinna Sadam AS	48,954	104,908
Georgia | 0.5%
Bank of Georgia Group PLC	16,825	276,379
TBC Bank Group PLC	9,763	148,418
		424,797
Greece | 0.3%
OPAP SA	27,035	278,245
Hong Kong | 1.6%
China Water Affairs Group, Ltd.	396,000	307,871
Kingboard Laminates Holdings, Ltd.	201,000	182,484
NewOcean Energy Holdings, Ltd. (*)	496,000	93,664
Techtronic Industries Co., Ltd.	103,282	724,828
TK Group Holdings, Ltd.	308,000	140,453
		1,449,300
Hungary | 1.1%
OTP Bank Nyrt.	24,861	1,035,820
India | 12.1%
Axis Bank, Ltd.	191,918	1,855,196
Bajaj Auto, Ltd.	21,669	899,650
Bharat Electronics, Ltd.	200,540	306,791
Escorts, Ltd.	36,718	300,783
Graphite India, Ltd.	55,993	230,336
HCL Technologies, Ltd.	33,517	511,353
ICICI Bank, Ltd. Sponsored ADR	175,800	2,141,244
Infosys, Ltd. Sponsored ADR	53,600	609,432
Jubilant Life Sciences, Ltd.	48,408	345,122
Kiri Industries, Ltd.	29,310	171,286
Mahanagar Gas, Ltd.	23,884	307,363
Petronet LNG, Ltd.	76,241	279,904
Reliance Industries, Ltd.	60,637	1,139,949
Shriram Transport Finance Co., Ltd.	18,423	278,510
Tata Consultancy Services, Ltd.	40,515	1,199,840

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
The South Indian Bank, Ltd.	379,265	$58,100
Uflex, Ltd.	47,212	143,350
UPL, Ltd.	42,138	359,182
		11,137,391
Indonesia | 4.6%
PT Bank Mandiri (Persero) Tbk	2,430,800	1,195,054
PT Bank Pembangunan Daerah Jawa Timur Tbk	2,963,500	132,583
PT Bank Rakyat Indonesia (Persero) Tbk	4,658,690	1,352,916
PT Bekasi Fajar Industrial Estate Tbk	9,411,600	170,141
PT Erajaya Swasembada Tbk	968,200	125,010
PT Media Nusantara Citra Tbk	2,872,800	250,332
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	33,530	1,009,588
		4,235,624
Kenya | 0.2%
KCB Group, Ltd.	442,400	178,882
Kuwait | 0.2%
Human Soft Holding Co. KSC	22,392	230,029
Malaysia | 0.5%
Hibiscus Petroleum Berhad (*)	1,073,300	243,738
Malaysia Airports Holdings Berhad	109,600	226,837
		470,575
Mexico | 3.4%
America Movil SAB de CV, Class L Sponsored ADR	67,743	1,006,661
Credito Real SAB de CV	101,900	116,131
Grupo Cementos de Chihuahua SAB de CV	65,400	349,304
Grupo Financiero Banorte SAB de CV, Class O	114,290	614,307
Grupo Mexico SAB de CV, Series B	184,901	432,316
Kimberly-Clark de Mexico SAB de CV, Series A	297,100	596,639
		3,115,358
Oman | 0.2%
Ooredoo	160,160	217,876
Pakistan | 0.2%
Bank Alfalah, Ltd.	594,000	155,581
Philippines | 1.1%
Alliance Global Group, Inc.	903,500	190,323
Bloomberry Resorts Corp.	1,288,600	270,124
International Container Terminal Services, Inc.	97,150	226,138
Description	Shares	Fair Value
PLDT, Inc. Sponsored ADR	13,582	$298,804
		985,389
Poland | 0.1%
Eurocash SA	24,650	129,172
Russia | 7.3%
Gazprom PJSC Sponsored ADR	84,499	582,151
LUKOIL PJSC Sponsored ADR	12,273	1,015,345
Mobile TeleSystems PJSC Sponsored ADR	104,200	844,020
Sberbank of Russia PJSC	299,530	1,051,669
Sberbank of Russia PJSC Sponsored ADR	106,047	1,499,769
TCS Group Holding PLC GDR	14,610	255,842
Yandex NV Class A (*)	41,500	1,452,915
		6,701,711
South Africa | 1.0%
Standard Bank Group, Ltd.	76,411	882,641
South Korea | 14.1%
BGF retail Co., Ltd.	1,589	261,225
ELP Corp.	8,031	67,523
Eugene Technology Co., Ltd.	24,357	281,200
Hanwha Life Insurance Co., Ltd.	30,099	59,914
HS Industries Co., Ltd.	44,152	382,722
Hyundai Mobis Co., Ltd.	5,199	1,098,166
InBody Co., Ltd.	12,353	233,545
Innocean Worldwide, Inc.	5,633	313,842
KT&G Corp.	6,701	591,555
NCSoft Corp.	3,182	1,383,814
Nice Information & Telecommunication, Inc.	8,438	250,799
Samjin Pharmaceutical Co., Ltd.	4,746	99,534
Samsung Electronics Co., Ltd.	104,002	4,243,274
SFA Engineering Corp.	9,482	334,669
Shinhan Financial Group Co., Ltd.	28,744	1,001,851
SK Hynix, Inc.	30,830	2,120,093
Tokai Carbon Korea Co., Ltd.	5,563	250,402
		12,974,128
Taiwan | 7.4%
Hon Hai Precision Industry Co., Ltd. (‡)	250,136	594,451
Largan Precision Co., Ltd. (‡)	7,614	1,100,088
MediaTek, Inc. (‡)	91,000	1,090,228
Nien Made Enterprise Co., Ltd. (‡)	32,000	282,605
Powertech Technology, Inc. (‡)	116,000	328,432
Silicon Motion Technology Corp. ADR	20,324	718,453
TaiDoc Technology Corp. (‡)	76,000	335,581
Taiwan Semiconductor Manufacturing Co., Ltd. (‡)	217,720	1,948,669
TCI Co., Ltd. (‡)	22,979	233,149

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
TSC Auto ID Technology Co., Ltd. (‡)	18,700	$146,625
		6,778,281
Turkey | 1.0%
KOC Holding AS ADR	58,267	966,650
Ukraine | 0.2%
Kernel Holding SA	15,235	167,347
United Arab Emirates | 2.0%
NMC Health PLC	54,025	1,799,438
Total Common Stocks (Cost $89,770,548)		88,171,911
Preferred Stocks | 1.4%
Brazil | 1.4%
Banco Bradesco SA ADR (Cost $1,453,122)	160,008	1,302,465
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $2,089,540)	2,089,540	2,089,540
Total Investments | 99.6% (Cost $93,313,210)		$91,563,916
Cash and Other Assets in Excess of Liabilities | 0.4%		347,021
Net Assets | 100.0%		$91,910,937

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 98.3%
Brazil | 9.0%
Ambev SA ADR	11,708,861	$54,094,938
Banco do Brasil SA	21,974,926	240,589,991
BB Seguridade Participacoes SA	16,651,700	140,388,946
CCR SA	34,449,445	143,022,883
Cielo SA	33,401,319	64,311,376
IRB Brasil Resseguros S/A	7,727,400	70,040,285
		712,448,419
China | 19.8%
AAC Technologies Holdings, Inc.	12,366,659	66,140,784
Anhui Conch Cement Co., Ltd., Class H	20,800,951	124,071,143
Baidu, Inc. Sponsored ADR (*)	733,794	75,404,671
China Construction Bank Corp., Class H	534,252,220	406,268,627
China Merchants Bank Co., Ltd., Class H	16,987,000	81,383,367
China Mobile, Ltd. Sponsored ADR	3,085,590	127,743,426
China Shenhua Energy Co., Ltd., Class H	29,196,610	58,443,536
CNOOC, Ltd.	51,338,000	78,875,308
ENN Energy Holdings, Ltd.	7,992,100	82,976,911
Hengan International Group Co., Ltd.	11,272,000	73,606,797
NetEase, Inc. ADR	926,764	246,686,042
Weichai Power Co., Ltd., Class H	94,502,288	137,017,743
		1,558,618,355
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	21,149,805	97,353,737
Hong Kong | 1.4%
ASM Pacific Technology, Ltd.	8,757,300	107,581,098
Hungary | 2.0%
OTP Bank Nyrt.	3,731,115	155,454,888
India | 11.2%
Axis Bank, Ltd.	10,008,031	96,743,720
Bajaj Auto, Ltd.	1,735,419	72,050,878
Bharat Petroleum Corp., Ltd.	11,289,085	74,915,769
Bharti Infratel, Ltd.	7,436,304	27,009,734
Coal India, Ltd.	18,458,871	52,103,671
HCL Technologies, Ltd.	6,624,324	101,064,266
Hero MotoCorp, Ltd.	2,601,659	99,330,208
Infosys, Ltd. Sponsored ADR	8,050,052	91,529,091
Oil and Natural Gas Corp., Ltd.	34,758,764	64,816,649
Tata Consultancy Services, Ltd.	5,015,921	148,545,005
UPL, Ltd.	6,631,216	56,524,055
		884,633,046
Indonesia | 5.2%
PT Astra International Tbk	203,635,500	94,917,337
Description	Shares	Fair Value
PT Bank Mandiri (Persero) Tbk	304,856,542	$149,876,513
PT Semen Indonesia (Persero) Tbk	22,108,297	17,997,134
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	4,779,610	143,914,057
		406,705,041
Luxembourg | 0.8%
Ternium SA Sponsored ADR	3,211,944	61,637,205
Malaysia | 0.4%
British American Tobacco Malaysia Berhad	7,410,300	33,523,360
Mexico | 3.8%
America Movil SAB de CV, Class L Sponsored ADR	11,413,185	169,599,929
Grupo Mexico SAB de CV, Series B	22,170,447	51,836,649
Kimberly-Clark de Mexico SAB de CV, Series A	38,403,495	77,122,251
		298,558,829
Pakistan | 0.8%
Habib Bank, Ltd.	20,415,880	15,428,371
Oil & Gas Development Co., Ltd.	2,490,117	1,955,768
Pakistan Petroleum, Ltd.	51,465,552	44,858,611
		62,242,750
Philippines | 0.8%
PLDT, Inc. Sponsored ADR	2,718,378	59,804,316
Portugal | 0.2%
Galp Energia SGPS SA	1,163,723	17,504,262
Russia | 9.3%
ALROSA PAO (*)	94,157,560	108,073,200
Gazprom PJSC Sponsored ADR	13,346,448	91,949,539
LUKOIL PJSC Sponsored ADR	1,505,356	124,306,664
Magnit PJSC Sponsored GDR	5,486,525	71,659,657
Mobile TeleSystems PJSC Sponsored ADR	13,377,743	108,359,718
Sberbank of Russia PJSC	66,273,992	232,692,161
		737,040,939
South Africa | 7.1%
Life Healthcare Group Holdings, Ltd.	38,687,474	57,960,388
Mondi PLC	2,884,170	55,227,551
Motus Holdings, Ltd.	4,825,019	21,944,230
Nedbank Group, Ltd.	4,090,250	61,374,693
PPC, Ltd. (*)	30,657,480	8,121,585
Sanlam, Ltd.	13,528,026	66,716,770
Shoprite Holdings, Ltd.	8,466,503	68,680,601
Standard Bank Group, Ltd.	6,078,115	70,209,673
The Bidvest Group, Ltd.	5,172,847	65,253,661
Vodacom Group, Ltd.	10,188,860	80,520,086
		556,009,238

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
South Korea | 15.2%
Hanwha Life Insurance Co., Ltd.	6,444,277	$12,827,699
Hyundai Mobis Co., Ltd.	579,125	122,326,497
KB Financial Group, Inc.	3,205,054	114,650,303
KT&G Corp.	895,322	79,037,754
Samsung Electronics Co., Ltd.	9,154,408	373,499,212
Shinhan Financial Group Co., Ltd.	4,305,551	150,066,869
SK Hynix, Inc.	3,754,184	258,164,752
Woongjin Coway Co., Ltd.	1,271,831	90,026,625
		1,200,599,711
Taiwan | 5.4%
Catcher Technology Co., Ltd. (‡)	11,389,000	86,899,195
Hon Hai Precision Industry Co., Ltd. (‡)	38,923,425	92,501,866
Taiwan Semiconductor Manufacturing Co., Ltd. (‡)	27,360,284	244,884,000
		424,285,061
Thailand | 1.6%
Kasikornbank Public Co. Ltd.	13,202,554	67,801,635
The Siam Cement Public Co. Ltd. (‡)	4,624,100	61,684,905
		129,486,540
Turkey | 3.1%
KOC Holding AS	29,875,060	100,123,171
Tupras Turkiye Petrol Rafinerileri AS	5,786,894	146,926,128
		247,049,299
Total Common Stocks (Cost $7,552,372,439)		7,750,536,094
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $114,476,812)	114,476,812	114,476,812
Total Investments | 99.8% (Cost $7,666,849,251)		$7,865,012,906
Cash and Other Assets in Excess of Liabilities | 0.2%		15,954,036
Net Assets | 100.0%		$7,880,966,942

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 96.5%
Belgium | 3.0%
Anheuser-Busch InBev SA/NV	12,820	$1,220,464
France | 2.0%
Bureau Veritas SA	33,364	804,517
Germany | 4.9%
Fresenius Medical Care AG & Co. KGaA	30,085	2,021,944
Hong Kong | 1.0%
Power Assets Holdings, Ltd.	60,400	405,965
Italy | 1.0%
Atlantia SpA	16,841	407,777
Luxembourg | 6.6%
SES SA	147,179	2,684,203
Spain | 2.0%
Industria de Diseno Textil SA	26,595	823,814
United Kingdom | 6.1%
National Grid PLC	111,300	1,206,791
United Utilities Group PLC	124,703	1,265,749
		2,472,540
United States | 69.9%
Alphabet, Inc., Class C (*)	650	792,350
Cognizant Technology Solutions Corp., Class A	27,104	1,633,423
CVS Health Corp.	39,235	2,474,551
H&R Block, Inc.	85,857	2,027,942
Henry Schein, Inc. (*)	19,763	1,254,951
Intel Corp.	15,944	821,594
International Game Technology PLC	181,350	2,576,983
IPG Photonics Corp. (*)	14,838	2,012,033
McKesson Corp.	6,692	914,529
MEDNAX, Inc. N Ap (*)	90,610	2,049,598
Medtronic PLC	3,780	410,584
Nielsen Holdings PLC	114,080	2,424,200
Norfolk Southern Corp.	6,656	1,195,817
Omnicom Group, Inc.	21,120	1,653,696
Oracle Corp.	30,091	1,655,908
Stericycle, Inc. (*)	50,188	2,556,075
Tapestry, Inc.	77,987	2,031,561
		28,485,795
Total Common Stocks (Cost $40,682,343)		39,327,019
Description	Shares	Fair Value
Short-Term Investments | 8.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,379,728)	3,379,728	$3,379,728
Total Investments | 104.8% (Cost $44,062,071)		$42,706,747
Liabilities in Excess of Cash and Other Assets | (4.8)%		(1,955,892)
Net Assets | 100.0%		$40,750,855

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 96.2%
Belgium | 1.6%
Anheuser-Busch InBev SA/NV	13,360	$1,271,872
Canada | 5.5%
CAE, Inc.	34,854	885,523
Canadian National Railway Co.	14,447	1,297,215
Dollarama, Inc.	26,790	959,090
National Bank of Canada	22,669	1,127,932
		4,269,760
China | 2.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	3,485	582,797
Tencent Holdings, Ltd.	29,423	1,248,703
		1,831,500
Finland | 0.8%
Sampo Oyj, A Shares	16,117	641,183
France | 1.0%
Ubisoft Entertainment SA (*)	10,830	783,263
Germany | 1.2%
Symrise AG	9,172	891,410
Hong Kong | 2.9%
AIA Group, Ltd.	136,783	1,283,457
Hang Seng Bank, Ltd.	44,621	965,368
		2,248,825
Israel | 1.2%
Bank Leumi Le-Israel BM	130,643	929,907
Japan | 5.4%
Daiwa House Industry Co., Ltd.	25,773	839,752
Kansai Paint Co., Ltd.	28,967	677,051
Kao Corp.	11,353	841,975
TechnoPro Holdings, Inc.	15,824	938,178
Yamaha Corp.	19,064	862,450
		4,159,406
Netherlands | 2.6%
Wolters Kluwer NV	27,894	2,037,286
Singapore | 1.4%
Oversea-Chinese Banking Corp., Ltd.	134,324	1,058,589
South Africa | 1.4%
Distell Group Holdings, Ltd.	75,143	674,827
Sanlam, Ltd.	88,822	438,048
		1,112,875
Sweden | 3.0%
Assa Abloy AB, Class B	28,046	624,778
Epiroc AB, Class A	87,775	952,940
Description	Shares	Fair Value
Hexagon AB, B Shares	15,723	$759,740
		2,337,458
Switzerland | 4.1%
ABB, Ltd.	40,827	801,894
Alcon, Inc. (*)	8,889	518,782
Novartis AG	11,928	1,035,533
Partners Group Holding AG	1,035	793,943
		3,150,152
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	18,876	877,356
United Kingdom | 11.5%
Bunzl PLC	19,611	512,719
Coca-Cola European Partners PLC	20,759	1,151,086
Compass Group PLC	41,948	1,079,310
Diageo PLC	41,444	1,695,895
Prudential PLC	52,605	955,357
RELX PLC	62,417	1,484,780
The Weir Group PLC	23,534	412,997
Unilever PLC	26,614	1,600,257
		8,892,401
United States | 49.1%
Accenture PLC, Class A	8,081	1,554,380
Alphabet, Inc., Class A (*)	1,848	2,256,667
Aon PLC	10,274	1,988,738
Boston Scientific Corp. (*)	27,873	1,134,152
Cisco Systems, Inc.	19,782	977,429
CoreLogic, Inc. (*)	15,499	717,139
Dollar General Corp.	6,342	1,007,998
E*TRADE Financial Corp.	16,965	741,201
Honeywell International, Inc.	8,760	1,482,192
Intercontinental Exchange, Inc.	16,782	1,548,475
IQVIA Holdings, Inc. (*)	12,943	1,933,425
Johnson & Johnson	13,462	1,741,714
Kimberly-Clark Corp.	7,530	1,069,637
Lowe’s Cos., Inc.	6,253	687,580
McDonald’s Corp.	6,367	1,367,059
Microsoft Corp.	17,833	2,479,322
Motorola Solutions, Inc.	8,854	1,508,810
PTC, Inc. (*)	11,390	776,570
Rockwell Automation, Inc.	7,418	1,222,486
S&P Global, Inc.	5,682	1,391,976
Texas Instruments, Inc.	9,041	1,168,459
The Coca-Cola Co.	36,302	1,976,281
The Procter & Gamble Co.	10,635	1,322,781
Thermo Fisher Scientific, Inc.	7,631	2,222,681

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Visa, Inc., Class A	9,915	$1,705,479
Zoetis, Inc.	16,430	2,047,014
		38,029,645
Total Common Stocks (Cost $61,458,585)		74,522,888
Short-Term Investments | 4.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,471,750)	3,471,750	3,471,750
Total Investments | 100.7% (Cost $64,930,335)		$77,994,638
Liabilities in Excess of Cash and Other Assets | (0.7)%		(529,260)
Net Assets | 100.0%		$77,465,378

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 93.2%
Australia | 4.3%
Atlas Arteria, Ltd.	29,568,821	$155,786,942
Spark Infrastructure Group	76,692,432	111,846,156
Transurban Group	3,974,674	39,455,382
		307,088,480
Canada | 1.0%
ATCO, Ltd., Class I	1,898,489	69,471,070
France | 7.5%
Eutelsat Communications SA	10,699,348	199,224,667
Vinci SA	3,177,863	342,536,021
		541,760,688
Germany | 2.9%
Fraport AG	2,421,331	205,372,002
Hong Kong | 3.8%
Power Assets Holdings, Ltd.	40,942,965	275,188,869
Italy | 23.9%
ASTM SpA	1,719,544	55,019,896
Atlantia SpA	23,161,365	560,814,846
Hera SpA	39,520,106	162,345,964
Italgas SpA	30,203,945	195,122,470
Snam SpA	67,888,577	343,244,387
Societa Iniziative Autostradali e Servizi SpA	3,400,490	59,369,644
Terna SpA	52,911,901	339,816,630
		1,715,733,837
Luxembourg | 4.3%
SES SA	16,870,725	307,682,829
Portugal | 0.8%
REN - Redes Energeticas Nacionais SGPS SA	21,468,951	59,902,850
Spain | 4.8%
Ferrovial SA	11,819,600	341,513,527
United Kingdom | 19.5%
National Grid PLC	53,882,482	584,231,126
Pennon Group PLC	18,257,009	185,617,549
Severn Trent PLC	11,514,200	306,622,781
United Utilities Group PLC	32,161,949	326,447,187
		1,402,918,643
United States | 20.4%
CSX Corp.	4,847,811	335,807,868
Kansas City Southern	2,272,203	302,225,721
Norfolk Southern Corp.	3,128,890	562,136,378
Description	Shares	Fair Value
Union Pacific Corp.	1,626,036	$263,385,311
		1,463,555,278
Total Common Stocks (Cost $6,387,543,826)		6,690,188,073
Short-Term Investments | 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $355,218,351)	355,218,351	355,218,351
Total Investments | 98.1% (Cost $6,742,762,177) (»)		$7,045,406,424
Cash and Other Assets in Excess of Liabilities | 1.9%		134,434,893
Net Assets | 100.0%		$7,179,841,317

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	108,656,752	USD	73,636,138	CIT	12/27/19	$—	$99,419
AUD	172,839,790	USD	117,494,761	RBC	12/27/19	—	520,245
USD	65,609,828	AUD	96,207,736	BNP	12/27/19	498,355	—
USD	96,600,450	AUD	141,613,819	CIT	12/27/19	759,048	—
USD	95,891,210	AUD	140,610,369	HSB	12/27/19	728,922	—
USD	101,046,729	AUD	148,172,136	RBC	12/27/19	766,789	—
USD	63,623,890	AUD	93,298,369	SCB	12/27/19	481,418	—
USD	83,318,111	AUD	122,165,527	SSB	12/27/19	638,924	—
USD	22,131,970	CAD	29,336,480	BNP	12/27/19	—	44,251
USD	19,386,222	CAD	25,694,498	HSB	12/27/19	—	36,929
USD	5,919,550	CAD	7,845,801	RBC	12/27/19	—	11,299
USD	20,689,274	CAD	27,421,046	SCB	12/27/19	—	39,021
USD	173,589,978	EUR	157,725,906	BNP	12/27/19	508,304	—
USD	640,233,122	EUR	575,312,035	BNP	12/27/19	8,910,263	—
USD	333,745,251	EUR	299,974,160	CAN	12/27/19	4,566,418	—
USD	398,436,657	EUR	357,965,120	CIT	12/27/19	5,621,020	—
USD	399,612,965	EUR	359,204,280	HSB	12/27/19	5,437,528	—
USD	404,942,994	EUR	363,977,344	MEL	12/27/19	5,529,800	—
USD	375,082,898	EUR	337,195,600	RBC	12/27/19	5,058,846	—
USD	369,657,233	EUR	332,259,738	SSB	12/27/19	5,049,585	—
USD	75,456,134	GBP	60,895,920	CAN	12/27/19	309,625	—
USD	168,603,309	GBP	133,833,393	CAN	12/27/19	3,450,827	—
USD	207,986,928	GBP	165,130,587	HSB	12/27/19	4,213,225	—
USD	213,015,694	GBP	169,123,160	HSB	12/27/19	4,315,093	—
USD	234,614,840	GBP	186,271,737	HSB	12/27/19	4,752,631	—
USD	225,649,949	GBP	179,153,804	RBC	12/27/19	4,571,378	—
USD	260,525,204	GBP	206,908,079	SSB	12/27/19	5,197,428	—
USD	65,528,817	HKD	512,933,365	BNP	12/27/19	35,498	—
USD	114,143,467	HKD	893,480,815	HSB	12/27/19	60,375	—
USD	101,771,363	HKD	796,737,469	SSB	12/27/19	40,836	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$71,502,136	$751,164

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 96.4%
Canada | 6.6%
CAE, Inc.	3,198	$81,251
Suncor Energy, Inc.	1,363	42,993
TMX Group, Ltd.	437	37,715
Toromont Industries, Ltd.	827	39,950
		201,909
China | 2.6%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	241	40,302
Tencent Holdings, Ltd.	900	38,196
		78,498
Denmark | 1.3%
Genmab A/S (*)	203	41,262
France | 5.9%
Engie SA	3,034	49,569
Safran SA	336	52,967
Ubisoft Entertainment SA (*)	163	11,789
Vivendi SA	2,496	68,546
		182,871
Germany | 4.0%
Beiersdorf AG	262	30,913
Infineon Technologies AG	1,753	31,512
Scout24 AG	699	39,866
Teamviewer AG (*)	800	21,529
		123,820
Hong Kong | 1.5%
AIA Group, Ltd.	5,000	46,916
Ireland | 0.6%
Ryanair Holdings PLC Sponsored ADR (*)	259	17,192
Israel | 1.5%
Bank Leumi Le-Israel BM	6,300	44,843
Japan | 4.4%
Digital Garage, Inc.	900	28,867
Nexon Co., Ltd. (*)	2,100	25,487
Suzuki Motor Corp.	600	25,487
TechnoPro Holdings, Inc.	500	29,644
Toei Animation Co., Ltd.	600	27,233
		136,718
Netherlands | 1.5%
Koninklijke DSM NV	373	44,868
New Zealand | 1.0%
Mainfreight, Ltd.	1,211	30,223
Description	Shares	Fair Value
South Africa | 0.7%
Sanlam, Ltd.	4,412	$21,759
South Korea | 1.1%
SK Hynix, Inc.	477	32,802
Switzerland | 4.8%
Alcon, Inc. (*)	392	22,878
Novartis AG	592	51,395
Partners Group Holding AG	58	44,491
The Swatch Group AG	107	28,454
		147,218
Taiwan | 0.9%
Merida Industry Co., Ltd. (‡)	5,000	28,653
United Kingdom | 6.8%
Coca-Cola European Partners PLC	909	50,716
Informa PLC	4,245	44,460
Prudential PLC	1,559	28,313
RELX PLC	2,524	60,041
Rio Tinto PLC	488	25,348
		208,878
United States | 51.2%
Accenture PLC, Class A	316	60,783
Alphabet, Inc., Class A (*)	123	150,200
Aon PLC	414	80,138
Bank of America Corp.	1,815	52,944
Baxter International, Inc.	570	49,858
CoreLogic, Inc. (*)	1,057	48,907
Danaher Corp.	393	56,761
Deere & Co.	184	31,037
Dollar General Corp.	318	50,543
Elanco Animal Health, Inc. (*)	1,899	50,494
Electronic Arts, Inc. (*)	506	49,497
EOG Resources, Inc.	265	19,668
Fidelity National Information Services, Inc.	263	34,916
Intercontinental Exchange, Inc.	1,129	104,173
IPG Photonics Corp. (*)	109	14,780
IQVIA Holdings, Inc. (*)	578	86,342
Medtronic PLC	576	62,565
Microsoft Corp.	799	111,085
Palo Alto Networks, Inc. (*)	230	46,881
PTC, Inc. (*)	456	31,090
Raytheon Co.	295	57,876
S&P Global, Inc.	314	76,924
The Coca-Cola Co.	1,524	82,967
Union Pacific Corp.	173	28,022
Visa, Inc., Class A	470	80,845

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Zoetis, Inc.	432	$53,823
		1,573,119
Total Common Stocks (Cost $2,502,740)		2,961,549
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $99,153)	99,153	99,153
Total Investments | 99.6% (Cost $2,601,893)		$3,060,702
Cash and Other Assets in Excess of Liabilities | 0.4%		12,551
Net Assets | 100.0%		$3,073,253

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 95.6%
Australia | 1.8%
Ramsay Health Care, Ltd.	1,513	$66,318
Canada | 13.9%
CAE, Inc.	3,572	90,753
Canadian National Railway Co.	1,192	107,031
Dollarama, Inc.	3,522	126,089
National Bank of Canada	1,524	75,829
Toromont Industries, Ltd.	2,060	99,513
		499,215
China | 4.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	409	68,397
Tencent Holdings, Ltd.	2,500	106,099
		174,496
Denmark | 4.6%
Coloplast A/S, Class B	733	88,366
Genmab A/S (*)	385	78,256
		166,622
France | 3.7%
Legrand SA	1,052	75,141
Ubisoft Entertainment SA (*)	816	59,016
		134,157
Germany | 4.7%
SAP SE	783	92,053
Symrise AG	789	76,681
		168,734
India | 3.9%
HDFC Bank, Ltd. ADR	2,460	140,343
Israel | 1.9%
Check Point Software Technologies, Ltd. (*)	638	69,861
Japan | 8.1%
Pigeon Corp.	1,600	65,931
Shimano, Inc.	300	45,377
SMS Co., Ltd.	4,200	102,734
Toei Animation Co., Ltd.	1,700	77,161
		291,203
Netherlands | 4.5%
ASML Holding NV	350	86,871
Wolters Kluwer NV	1,008	73,621
		160,492
Norway | 1.9%
Gjensidige Forsikring ASA	3,513	69,718
Description	Shares	Fair Value
Philippines | 0.9%
Universal Robina Corp.	10,390	$31,285
South Africa | 4.1%
Clicks Group, Ltd.	6,011	85,377
Mr Price Group, Ltd.	2,133	22,302
Sanlam, Ltd.	7,839	38,660
		146,339
Spain | 1.6%
Industria de Diseno Textil SA	1,848	57,244
Sweden | 5.9%
Assa Abloy AB, Class B	4,712	104,969
Avanza Bank Holding AB	5,580	45,456
Hexagon AB, B Shares	1,288	62,237
		212,662
Switzerland | 7.9%
Alcon, Inc. (*)	1,242	72,486
Cie Financiere Richemont SA	537	39,465
Geberit AG	148	70,662
Partners Group Holding AG	134	102,791
		285,404
Taiwan | 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,269	105,463
United Kingdom | 13.5%
Bunzl PLC	2,394	62,590
Compass Group PLC	3,323	85,500
Dechra Pharmaceuticals PLC	1,199	40,797
Intertek Group PLC	1,084	72,989
London Stock Exchange Group PLC	1,057	94,925
Prudential PLC	2,126	38,610
RELX PLC	3,796	90,300
		485,711
United States | 5.0%
Aon PLC	639	123,691
QIAGEN NV (*)	1,746	57,165
		180,856
Total Common Stocks (Cost $2,922,661)		3,446,123
Short-Term Investments | 4.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $150,244)	150,244	150,244

Description	Fair Value
Lazard International Quality Growth Portfolio (concluded)
Total Investments | 99.8% (Cost $3,072,905)	$3,596,367
Cash and Other Assets in Excess of Liabilities | 0.2%	6,040
Net Assets | 100.0%	$3,602,407

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 97.0%
Australia | 6.8%
Appen, Ltd.	368	$5,267
Aristocrat Leisure, Ltd.	219	4,541
ASX, Ltd.	84	4,604
Beach Energy, Ltd.	1,661	2,858
BHP Group, Ltd.	370	9,160
Brambles, Ltd.	1,352	10,416
Charter Hall Group REIT	311	2,446
Cochlear, Ltd.	59	8,302
CSL, Ltd.	131	20,700
Fortescue Metals Group, Ltd.	2,742	16,445
IDP Education, Ltd.	353	3,732
Magellan Financial Group, Ltd.	503	17,486
NRW Holdings, Ltd.	1,509	2,379
Qantas Airways, Ltd.	4,079	17,345
Regis Resources, Ltd.	750	2,461
Sandfire Resources NL	446	1,985
Santos, Ltd.	2,939	15,408
Saracen Mineral Holdings, Ltd. (*)	2,767	6,388
Super Retail Group, Ltd.	383	2,565
Woolworths Group, Ltd.	165	4,157
		158,645
Austria | 1.0%
Erste Group Bank AG (*)	353	11,686
OMV AG	173	9,268
Raiffeisen Bank International AG	96	2,232
		23,186
Belgium | 0.6%
Proximus SADP	166	4,932
UCB SA	123	8,932
		13,864
China | 0.5%
China Sunsine Chemical Holdings, Ltd.	3,700	2,895
Yangzijiang Shipbuilding Holdings, Ltd.	13,400	9,312
		12,207
Denmark | 2.9%
Coloplast A/S, Class B	63	7,595
H. Lundbeck A/S	58	1,924
Novo Nordisk A/S, Class B	901	46,523
SimCorp A/S	139	12,214
		68,256
Finland | 0.1%
Fortum Oyj	74	1,751
Description	Shares	Fair Value
France | 9.8%
Air France-KLM (*)	947	$9,917
AXA SA	155	3,962
BNP Paribas SA	203	9,898
Electricite de France SA	928	10,385
Faurecia SA	261	12,409
Hermes International	33	22,825
Ipsen SA	7	664
Kering SA	15	7,658
L’Oreal SA	85	23,818
Orange SA	746	11,709
Peugeot SA	1,402	35,016
Schneider Electric SE	251	22,013
Total SA	1,112	57,891
		228,165
Germany | 8.0%
Adidas AG	70	21,786
Allianz SE	267	62,263
Continental AG	77	9,885
CTS Eventim AG & Co. KGaA	121	6,821
Infineon Technologies AG	991	17,814
MTU Aero Engines AG	146	38,793
Rheinmetall AG	90	11,392
SAP SE	72	8,465
Schaeffler AG (Preference Shares)	409	3,137
Siemens Healthineers AG	141	5,547
		185,903
Hong Kong | 3.1%
CK Asset Holdings, Ltd.	2,000	13,619
CK Hutchison Holdings, Ltd.	1,000	8,791
Jardine Matheson Holdings, Ltd.	1	54
Kerry Properties, Ltd.	1,500	4,642
Link Real Estate Investment Trust	500	5,489
Sands China, Ltd.	4,400	20,090
Swire Pacific, Ltd., Class A	901	8,397
WH Group, Ltd.	12,000	10,859
		71,941
Ireland | 0.2%
Experian PLC	154	4,920
Israel | 1.1%
Bank Leumi Le-Israel BM	339	2,413
CyberArk Software, Ltd. (*)	117	11,679
Israel Discount Bank, Ltd., Class A	2,501	11,002
		25,094
Italy | 3.2%
Banca Generali SpA	78	2,408

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Enel SpA	7,941	$59,334
Poste Italiane SpA	1,075	12,236
		73,978
Japan | 24.1%
Advantest Corp.	200	8,846
AGC, Inc.	300	9,361
Asahi Group Holdings, Ltd.	200	9,902
Daiwa House Industry Co., Ltd.	1,500	48,874
Dip Corp.	100	2,429
DMG Mori Co., Ltd.	300	4,295
East Japan Railway Co. ADR	2,054	32,576
FUJIFILM Holdings Corp.	300	13,221
Fukuoka Financial Group, Inc.	500	9,509
FULLCAST Holdings Co., Ltd.	100	2,036
Goldcrest Co., Ltd.	100	1,962
Hitachi, Ltd.	400	14,980
Hoya Corp.	100	8,164
Japan Post Holdings Co., Ltd.	3,200	29,552
Japan Tobacco, Inc.	700	15,339
Kawasaki Heavy Industries, Ltd.	200	4,458
KDDI Corp.	400	10,456
Kureha Corp.	100	5,985
Mitsubishi Heavy Industries, Ltd.	1,023	40,240
Mitsubishi UFJ Financial Group, Inc.	3,700	18,858
Nikkiso Co., Ltd.	200	2,152
NTT DOCOMO, Inc.	2,100	53,623
Oracle Corp. Japan	100	8,718
ORIX Corp.	1,900	28,435
Otsuka Corp.	100	4,007
Raysum Co., Ltd.	200	2,082
Seven & I Holdings Co., Ltd.	500	19,187
Shin-Etsu Chemical Co., Ltd.	300	32,324
Shionogi & Co., Ltd.	100	5,579
Showa Denko KK	300	7,907
SoftBank Group Corp.	200	7,855
Sumitomo Heavy Industries, Ltd.	200	5,969
Sumitomo Mitsui Trust Holdings, Inc.	400	14,499
Suzuken Co., Ltd.	200	10,793
The Dai-ichi Life Insurance Co., Ltd.	2,100	31,912
Tokyo Electron, Ltd.	100	19,208
Tokyu Construction Co., Ltd.	100	768
Tri Chemical Laboratories, Inc.	100	6,141
West Japan Railway Co.	100	8,471
		560,673
Description	Shares	Fair Value
Luxembourg | 0.1%
ArcelorMittal	130	$1,833
Macau | 0.1%
Wynn Macau, Ltd.	1,200	2,359
Netherlands | 4.6%
Euronext NV	40	3,270
EXOR NV	209	14,023
ING Groep NV	1,600	16,772
Royal Dutch Shell PLC, A Shares	1,362	39,810
Signify NV	315	8,660
Wolters Kluwer NV	339	24,760
		107,295
Norway | 1.6%
Aker BP ASA	271	7,221
Equinor ASA	1,192	22,611
Telenor ASA	424	8,508
		38,340
Russia | 0.2%
Evraz PLC	682	3,924
Singapore | 0.4%
DBS Group Holdings, Ltd.	300	5,407
Jardine Cycle & Carriage, Ltd.	100	2,177
United Overseas Bank, Ltd.	100	1,852
		9,436
Spain | 3.2%
Amadeus IT Group SA	217	15,562
Banco Bilbao Vizcaya Argentaria SA	3,069	16,012
Iberdrola SA	2,432	25,274
Industria de Diseno Textil SA	600	18,585
		75,433
Sweden | 1.8%
Evolution Gaming Group AB	241	4,747
Granges AB	171	1,745
Nordic Entertainment Group AB, Class B	113	2,673
Skandinaviska Enskilda Banken AB, Class A	1,589	14,616
SKF AB, Class B	154	2,548
Volvo AB, Class B	1,068	15,019
		41,348
Switzerland | 9.5%
Nestle SA	352	38,183
Novartis AG	857	74,401
Partners Group Holding AG	22	16,876
Roche Holding AG	305	88,945

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
STMicroelectronics NV	186	$3,604
		222,009
United Kingdom | 14.1%
Anglo American PLC	737	16,979
Associated British Foods PLC	752	21,290
Auto Trader Group PLC	1,394	8,740
Avast PLC	990	4,726
Britvic PLC	742	8,972
Burberry Group PLC	108	2,889
Cineworld Group PLC	1,691	4,740
Compass Group PLC	514	13,225
Dunelm Group PLC	333	3,432
Fiat Chrysler Automobiles NV	470	6,090
Games Workshop Group PLC	82	4,758
Greggs PLC	81	2,082
Halma PLC	277	6,711
Howden Joinery Group PLC	2,173	14,970
Imperial Brands PLC	900	20,218
International Consolidated Airlines Group SA	2,423	14,123
JD Sports Fashion PLC	309	2,855
KAZ Minerals PLC	407	2,171
Lloyds Banking Group PLC	32,323	21,555
Prudential PLC	225	4,086
RELX PLC	755	17,913
Rightmove PLC	668	4,521
Rio Tinto PLC	483	25,088
Royal Bank of Scotland Group PLC	9,556	24,416
Tate & Lyle PLC	1,543	13,972
Tesco PLC	1,673	4,961
Unilever NV	894	53,719
		329,202
Total Common Stocks (Cost $2,253,859)		2,259,762
Preferred Stocks | 0.2%
Germany | 0.2%
Porsche Automobil Holding SE (Cost $6,533)	97	6,310
Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $36,969)	36,969	36,969
Description	Fair Value
Total Investments | 98.8% (Cost $2,297,361)	$2,303,041
Cash and Other Assets in Excess of Liabilities | 1.2%	26,981
Net Assets | 100.0%	$2,330,022

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 91.4%
Australia | 2.1%
Amcor, Ltd.	202,728	$1,951,195
Belgium | 3.8%
Anheuser-Busch InBev SA/NV	36,348	3,460,329
Brazil | 2.2%
IRB Brasil Resseguros S/A	217,200	1,968,676
Canada | 8.1%
National Bank of Canada	82,526	4,106,211
Suncor Energy, Inc.	104,914	3,309,323
		7,415,534
China | 7.7%
Ping An Insurance (Group) Co. of China, Ltd., Class H	356,000	4,119,884
Tencent Holdings, Ltd.	67,818	2,878,175
		6,998,059
France | 17.4%
Atos SE	44,551	3,144,349
Engie SA	215,144	3,514,992
Safran SA	36,899	5,816,810
Sanofi	36,969	3,428,080
		15,904,231
Germany | 8.7%
SAP SE	31,007	3,645,321
Vonovia SE	84,835	4,303,484
		7,948,805
Japan | 13.3%
Digital Garage, Inc.	62,100	1,991,820
Hitachi, Ltd.	83,600	3,130,753
Keyence Corp.	2,700	1,682,200
Kobe Bussan Co., Ltd.	40,300	1,953,253
Komatsu, Ltd.	97,300	2,242,321
Nexon Co., Ltd. (*)	96,700	1,173,605
		12,173,952
Mexico | 6.3%
Arca Continental SAB de CV	741,300	4,007,017
Grupo Financiero Banorte SAB de CV, Class O	328,700	1,766,758
		5,773,775
Netherlands | 2.4%
ABN AMRO Group NV	123,687	2,180,850
South Korea | 4.5%
Samsung Electronics Co., Ltd.	99,738	4,069,304
Description	Shares	Fair Value
United Kingdom | 6.7%
BP PLC	441,856	$2,793,677
Prudential PLC	184,366	3,348,263
		6,141,940
United States | 8.2%
Aon PLC	18,165	3,516,199
Medtronic PLC	36,107	3,921,942
		7,438,141
Total Common Stocks (Cost $81,219,501)		83,424,791
Preferred Stocks | 3.5%
Germany | 3.5%
Volkswagen AG (Cost $3,226,959)	18,468	3,141,423
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,410,988)	3,410,988	3,410,988
Total Investments | 98.6% (Cost $87,857,448)		$89,977,202
Cash and Other Assets in Excess of Liabilities | 1.4%		1,283,814
Net Assets | 100.0%		$91,261,016

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 95.1%
Australia | 2.3%
Amcor, Ltd.	2,878,639	$27,706,021
BHP Group PLC	1,575,185	33,688,320
		61,394,341
Belgium | 2.9%
Anheuser-Busch InBev SA/NV	823,301	78,378,247
Canada | 6.6%
Canadian National Railway Co.	335,710	30,143,836
National Bank of Canada	690,300	34,346,965
Rogers Communications, Inc., Class B	549,900	26,784,200
Suncor Energy, Inc.	1,722,710	54,339,775
TMX Group, Ltd.	368,500	31,803,064
		177,417,840
China | 1.6%
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,845,000	44,497,057
Denmark | 1.6%
Carlsberg A/S, Class B	289,758	42,871,907
Finland | 2.3%
Nordea Bank Abp	4,068,568	28,883,300
Sampo Oyj, A Shares	821,040	32,663,482
		61,546,782
France | 13.4%
Air Liquide SA	304,851	43,436,094
Atos SE	369,176	26,055,939
Engie SA	3,697,854	60,415,007
Safran SA	435,614	68,670,796
Sanofi	778,784	72,215,481
Vinci SA	296,968	32,009,636
Vivendi SA	2,134,807	58,626,815
		361,429,768
Germany | 3.9%
Fresenius SE & Co. KGaA	362,033	16,925,079
SAP SE	590,698	69,445,079
Vonovia SE	363,400	18,434,446
		104,804,604
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	463,739	30,782,995
Israel | 1.2%
Bank Leumi Le-Israel BM	4,475,536	31,856,529
Japan | 15.1%
Asahi Group Holdings, Ltd.	592,200	29,319,237
Daiwa House Industry Co., Ltd.	2,037,878	66,399,429
Description	Shares	Fair Value
Hitachi, Ltd.	1,080,200	$40,452,616
Kao Corp.	525,780	38,993,537
Makita Corp.	928,400	29,467,279
Nexon Co., Ltd. (*)	2,585,600	31,380,279
Pan Pacific International Holdings Corp.	1,591,056	26,565,937
Shin-Etsu Chemical Co., Ltd.	519,600	55,985,288
Sumitomo Mitsui Financial Group, Inc.	1,189,600	40,860,343
Suzuki Motor Corp.	591,800	25,138,189
Yamaha Corp.	521,800	23,606,088
		408,168,222
Mexico | 0.1%
Arca Continental SAB de CV	727,512	3,932,487
Netherlands | 7.2%
ABN AMRO Group NV	1,481,857	26,128,115
Koninklijke DSM NV	312,298	37,566,616
Royal Dutch Shell PLC, A Shares	2,818,591	82,385,279
Wolters Kluwer NV	647,842	47,316,244
		193,396,254
Norway | 2.3%
Equinor ASA	1,322,689	25,089,725
Telenor ASA	1,813,010	36,378,044
		61,467,769
Singapore | 2.6%
DBS Group Holdings, Ltd.	2,644,120	47,656,382
NetLink NBN Trust	34,335,300	22,110,403
		69,766,785
South Korea | 2.1%
Samsung Electronics Co., Ltd.	1,404,466	57,302,115
Spain | 0.9%
Red Electrica Corporacion SA	1,189,201	24,141,978
Sweden | 3.6%
Assa Abloy AB, Class B	2,676,374	59,621,278
Epiroc AB, Class A	3,535,500	38,383,603
		98,004,881
Switzerland | 4.6%
ABB, Ltd.	2,152,987	42,287,420
Novartis AG	948,179	82,316,445
		124,603,865
United Arab Emirates | 0.4%
Network International Holdings PLC (*)	1,868,585	12,288,448
United Kingdom | 12.7%
Compass Group PLC	1,629,289	41,921,132
Howden Joinery Group PLC	1,970,254	13,573,223
Informa PLC	3,465,681	36,298,277
Prudential PLC	2,973,237	53,996,825

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
RELX PLC	2,936,780	$69,676,915
RSA Insurance Group PLC	3,695,847	24,271,107
Tesco PLC	8,397,608	24,902,322
The Weir Group PLC	903,247	15,851,030
Unilever PLC	1,042,559	62,687,403
		343,178,234
United States | 6.6%
Aon PLC	347,875	67,338,164
Ferguson PLC	383,988	28,054,336
Medtronic PLC	766,210	83,225,730
		178,618,230
Total Common Stocks (Cost $2,348,622,317)		2,569,849,338
Preferred Stocks | 2.2%
Germany | 2.2%
Volkswagen AG (Cost $63,105,455)	344,862	58,661,330
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $72,878,096)	72,878,096	72,878,096
Total Investments | 100.0% (Cost $2,484,605,868)		$2,701,388,764
Cash and Other Assets in Excess of Liabilities | 0.0%		414,555
Net Assets | 100.0%		$2,701,803,319

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 92.9%
Australia | 1.1%
BHP Group, Ltd.	40,508	$1,002,878
Belgium | 2.4%
Anheuser-Busch InBev SA/NV	22,575	2,149,140
Brazil | 2.6%
BB Seguridade Participacoes SA	122,500	1,032,786
Cia de Saneamento Basico do Estado de Sao Paulo	43,900	524,060
IRB Brasil Resseguros S/A	81,600	739,613
		2,296,459
Canada | 3.8%
Canadian National Railway Co.	9,600	861,997
National Bank of Canada	15,500	771,227
Suncor Energy, Inc.	56,100	1,769,573
		3,402,797
China | 5.3%
58.com, Inc. ADR (*)	12,525	617,608
ENN Energy Holdings, Ltd.	86,600	899,113
Ping An Insurance (Group) Co. of China, Ltd., Class H	189,000	2,187,241
Prosus NV (*)	5,746	421,803
Tencent Holdings, Ltd.	14,300	606,888
		4,732,653
Denmark | 2.0%
Carlsberg A/S, Class B	7,792	1,152,886
Genmab A/S (*)	2,925	594,539
		1,747,425
Finland | 2.9%
Nordea Bank Abp	157,987	1,121,570
Sampo Oyj, A Shares	35,698	1,420,176
		2,541,746
France | 11.1%
Atos SE	5,899	416,343
Engie SA	94,812	1,549,025
Safran SA	16,518	2,603,920
Sanofi	21,468	1,990,696
Ubisoft Entertainment SA (*)	8,430	609,687
Vinci SA	8,615	928,595
Vivendi SA	63,849	1,753,444
		9,851,710
Germany | 3.8%
Continental AG	5,212	669,086
Description	Shares	Fair Value
SAP SE	22,904	$2,692,696
		3,361,782
India | 1.1%
ICICI Bank, Ltd. Sponsored ADR	80,170	976,471
Indonesia | 1.0%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	28,258	850,848
Ireland | 1.0%
Ryanair Holdings PLC Sponsored ADR (*)	12,997	862,741
Japan | 10.1%
Daiwa House Industry Co., Ltd.	43,500	1,410,506
Kao Corp.	12,900	952,542
Komatsu, Ltd.	49,400	1,130,774
Makita Corp.	24,400	767,260
Ryohin Keikaku Co., Ltd.	46,200	862,258
Shin-Etsu Chemical Co., Ltd.	11,500	1,229,503
Sumitomo Mitsui Financial Group, Inc.	35,976	1,229,423
Suzuki Motor Corp.	19,000	806,039
ZOZO, Inc.	22,700	523,176
		8,911,481
Mexico | 0.9%
Grupo Financiero Banorte SAB de CV, Class O	145,700	783,136
Netherlands | 6.3%
ABN AMRO Group NV	39,174	690,716
Koninklijke DSM NV	7,509	903,265
Royal Dutch Shell PLC, A Shares	87,269	2,551,096
Wolters Kluwer NV	19,521	1,425,749
		5,570,826
Norway | 2.5%
Equinor ASA	48,661	923,037
Telenor ASA	66,659	1,337,513
		2,260,550
Russia | 0.9%
Yandex NV Class A (*)	24,100	843,741
Singapore | 1.8%
DBS Group Holdings, Ltd.	88,100	1,587,873
South Africa | 2.1%
Mr Price Group, Ltd.	34,818	364,038
Naspers, Ltd., N Shares	5,704	866,590
Sanlam, Ltd.	128,383	633,152
		1,863,780
South Korea | 2.1%
Samsung Electronics Co., Ltd.	45,125	1,841,097

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Spain | 0.8%
Red Electrica Corporacion SA	33,222	$674,440
Sweden | 2.4%
Assa Abloy AB, Class B	94,023	2,094,540
Switzerland | 6.3%
ABB, Ltd.	57,670	1,132,712
Alcon, Inc. (*)	5,915	345,213
Cie Financiere Richemont SA	8,268	607,628
Lonza Group AG	2,673	904,504
Novartis AG	29,709	2,579,196
		5,569,253
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (‡)	138,141	1,236,410
Thailand | 0.6%
Kasikornbank Public Co. Ltd.	104,100	534,605
United Kingdom | 8.0%
Compass Group PLC	46,553	1,197,795
Prudential PLC	114,647	2,082,099
RELX PLC	78,087	1,852,662
Unilever PLC	32,211	1,936,796
		7,069,352
United States | 8.6%
Accenture PLC, Class A	9,550	1,836,943
Aon PLC	12,260	2,373,168
Ferguson PLC	10,372	757,783
Medtronic PLC	24,525	2,663,905
		7,631,799
Total Common Stocks (Cost $80,275,012)		82,249,533
Preferred Stocks | 2.0%
Germany | 2.0%
Volkswagen AG (Cost $1,815,008)	10,492	1,784,698
Short-Term Investments | 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $4,133,556)	4,133,556	4,133,556
Description	Fair Value
Total Investments | 99.6% (Cost $86,223,576)	$88,167,787
Cash and Other Assets in Excess of Liabilities | 0.4%	318,084
Net Assets | 100.0%	$88,485,871

Description	Shares	Fair Value
Lazard International Equity Value Portfolio
Common Stocks | 92.7%
Austria | 2.6%
BAWAG Group AG	8,298	$326,381
Canada | 1.3%
Crescent Point Energy Corp.	38,676	165,231
France | 20.8%
Air France-KLM (*)	25,263	264,558
Atos SE	6,495	458,408
Bollore SA	115,480	478,883
Carrefour SA	24,845	434,818
Cie de Saint-Gobain	10,127	397,799
Engie SA	37,993	620,724
		2,655,190
Germany | 3.5%
Allianz SE	1,895	441,906
Ireland | 2.2%
Ryanair Holdings PLC Sponsored ADR (*)	4,294	285,036
Italy | 3.3%
Leonardo SpA	35,416	416,978
Japan | 18.9%
Hitachi, Ltd.	17,100	640,381
Nintendo Co., Ltd.	800	297,849
Resona Holdings, Inc.	93,800	403,996
Sony Corp. Sponsored ADR	7,227	427,332
Suzuki Motor Corp.	3,700	157,167
Universal Entertainment Corp.	15,300	494,154
		2,420,879
Mexico | 3.5%
Arca Continental SAB de CV	83,596	451,869
Netherlands | 7.4%
Euronext NV	4,048	330,901
Intertrust NV	13,216	258,515
Koninklijke DSM NV	2,970	357,264
		946,680
South Korea | 7.1%
Kangwon Land, Inc.	21,762	538,026
Woongjin Coway Co., Ltd.	5,221	369,569
		907,595
Spain | 2.8%
Indra Sistemas SA (*)	41,743	361,741
United Kingdom | 16.1%
BP PLC	80,545	509,254
Cineworld Group PLC	164,083	459,903
Prudential PLC	25,972	471,676
Description	Shares	Fair Value
Vodafone Group PLC	313,170	$623,675
		2,064,508
United States | 3.2%
International Game Technology PLC	29,048	412,772
Total Common Stocks (Cost $12,176,217)		11,856,766
Preferred Stocks | 4.3%
Germany | 4.3%
Volkswagen AG (Cost $552,202)	3,272	556,570
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $473,858)	473,858	473,858
Total Investments | 100.7% (Cost $13,202,277)		$12,887,194
Liabilities in Excess of Cash and Other Assets | (0.7)%		(94,516)
Net Assets | 100.0%		$12,792,678

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 98.7%
Australia | 2.9%
Bravura Solutions, Ltd.	196,442	$552,539
carsales.com, Ltd.	57,341	594,296
Domino’s Pizza Enterprises, Ltd.	13,871	434,802
		1,581,637
Belgium | 5.2%
Barco NV	4,304	849,801
Fagron	31,413	556,768
Kinepolis Group NV	14,492	890,238
Shurgard Self Storage SA	18,677	595,457
		2,892,264
Brazil | 0.6%
YDUQS Part (*)	40,600	352,555
Canada | 6.2%
Altus Group, Ltd.	25,965	782,958
Stelco Holdings, Inc.	46,100	322,214
StorageVault Canada, Inc.	237,000	595,698
The Descartes Systems Group, Inc. (*)	14,218	573,936
TMX Group, Ltd.	7,000	604,129
Toromont Industries, Ltd.	11,600	560,365
		3,439,300
China | 1.3%
Consun Pharmaceutical Group, Ltd.	695,000	385,358
JNBY Design, Ltd.	228,500	329,290
		714,648
Denmark | 1.5%
Royal Unibrew A/S	9,869	814,357
Finland | 2.5%
Altia Oyj	80,529	657,396
Kojamo Oyj	45,785	750,299
		1,407,695
France | 2.1%
Chargeurs SA	30,240	530,465
Kaufman & Broad SA	15,558	619,659
		1,150,124
Germany | 10.2%
Aroundtown SA	138,805	1,135,291
AURELIUS Equity Opportunities SE & Co. KGaA	8,832	364,296
CompuGroup Medical SE	10,622	639,257
Dermapharm Holding SE	22,200	873,101
Flatex AG (*)	28,185	758,138
JOST Werke AG	19,174	550,310
Description	Shares	Fair Value
Norma Group SE	11,176	$387,590
PATRIZIA Immobilien AG	25,879	480,965
Teamviewer AG (*)	15,600	419,810
		5,608,758
Greece | 0.8%
JUMBO SA	24,017	456,314
Hong Kong | 0.7%
China Water Affairs Group, Ltd.	520,000	404,275
India | 0.6%
Jubilant Life Sciences, Ltd.	44,450	316,903
Ireland | 3.3%
Dalata Hotel Group PLC	118,557	635,059
Glenveagh Properties PLC (*)	552,541	445,668
Total Produce PLC	482,234	715,723
		1,796,450
Israel | 1.1%
Israel Discount Bank, Ltd., Class A	137,849	606,390
Italy | 3.5%
Banca Generali SpA	26,724	824,958
Carel Industries SpA	34,900	516,832
Cerved Group SpA	69,659	607,723
		1,949,513
Japan | 25.5%
Ariake Japan Co., Ltd.	9,800	762,278
ARTERIA Networks Corp.	64,000	863,771
Digital Garage, Inc.	24,400	782,615
en-japan, Inc.	18,100	697,629
Financial Products Group Co., Ltd.	85,537	858,819
GMO internet, Inc.	44,500	769,569
Jafco Co., Ltd.	18,200	691,534
Japan Lifeline Co., Ltd.	42,300	682,484
KOMEDA Holdings Co., Ltd.	41,700	777,805
Koshidaka Holdings Co., Ltd.	53,100	846,799
Nippon Shinyaku Co., Ltd.	9,200	777,726
Open House Co., Ltd.	40,000	957,948
Persol Holdings Co., Ltd.	30,500	580,567
Sanwa Holdings Corp.	62,300	701,338
TechnoPro Holdings, Inc.	14,145	838,633
Tsuruha Holdings, Inc.	7,300	798,189
USS Co., Ltd.	39,800	776,259
Zenkoku Hosho Co., Ltd.	22,842	893,571
		14,057,534
Jersey | 1.4%
JTC PLC	175,892	759,104

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Luxembourg | 0.9%
Stabilus SA	9,629	$471,249
Netherlands | 2.2%
Aalberts Industries NV	15,301	607,011
Van Lanschot Kempen NV	28,539	627,398
		1,234,409
New Zealand | 1.9%
Freightways, Ltd.	109,286	555,317
Mainfreight, Ltd.	19,779	493,626
		1,048,943
Singapore | 0.8%
XP Power, Ltd.	15,881	470,515
Sweden | 7.9%
Dometic Group AB	74,294	583,478
Granges AB	56,526	576,959
Indutrade AB	16,769	470,028
Karnov Group AB (*)	201,387	981,882
Lifco AB, B Shares	12,797	603,295
Lindab International AB	51,193	522,215
Loomis AB, B Shares	18,109	636,364
		4,374,221
Switzerland | 1.1%
Kardex AG	4,317	595,874
United Kingdom | 14.5%
Ascential PLC	137,632	642,159
Auto Trader Group PLC	78,213	490,366
Burford Capital, Ltd.	47,305	479,196
Clinigen Healthcare, Ltd. (*)	75,389	800,783
Electrocomponents PLC	74,512	590,370
Equiniti Group PLC	228,604	608,731
GB Group PLC	63,667	424,228
Hunting PLC	93,112	523,302
Huntsworth PLC	502,267	527,392
Polypipe Group PLC	140,537	701,331
Rentokil Initial PLC	132,213	760,298
Rightmove PLC	81,279	550,149
Smart Metering Systems PLC	81,480	402,701
Subsea 7 SA	46,606	479,739
		7,980,745
Total Common Stocks (Cost $52,840,496)		54,483,777
Description	Shares	Fair Value
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $592,966)	592,966	$592,966
Total Investments | 99.8% (Cost $53,433,462)		$55,076,743
Cash and Other Assets in Excess of Liabilities | 0.2%		128,016
Net Assets | 100.0%		$55,204,759

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 93.0%
Canada | 8.7%
CAE, Inc.	7,595,591	$192,978,521
National Bank of Canada	2,390,101	118,923,242
Suncor Energy, Inc.	3,779,341	119,212,485
TMX Group, Ltd.	1,160,063	100,118,205
		531,232,453
China | 3.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	302,454	50,579,382
Ping An Bank Co., Ltd., Class A	23,511,647	51,599,090
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,239,463	60,634,768
Tencent Holdings, Ltd.	994,040	42,186,756
		204,999,996
Denmark | 3.0%
Carlsberg A/S, Class B	676,270	100,059,307
Genmab A/S (*)	411,119	83,564,592
		183,623,899
Finland | 2.4%
Sampo Oyj, A Shares	3,657,859	145,520,814
France | 10.9%
Engie SA	7,199,060	117,617,208
Safran SA	1,231,673	194,162,642
Sanofi	1,860,717	172,541,518
Ubisoft Entertainment SA (*)	220,223	15,927,299
Vivendi SA	6,175,297	169,588,163
		669,836,830
Germany | 1.7%
Beiersdorf AG	894,340	105,522,596
Hong Kong | 2.0%
AIA Group, Ltd.	12,922,063	121,249,775
India | 0.9%
Housing Development Finance Corp., Ltd.	2,031,253	56,709,707
Ireland | 1.3%
Ryanair Holdings PLC Sponsored ADR (*)	1,246,736	82,758,336
Israel | 1.7%
Bank Leumi Le-Israel BM	14,261,129	101,509,643
Japan | 12.5%
AEON Financial Service Co., Ltd.	3,830,275	57,954,608
Daiwa House Industry Co., Ltd.	3,241,607	105,620,088
en-japan, Inc.	1,137,697	43,850,320
Kao Corp.	1,181,653	87,635,190
Komatsu, Ltd.	4,172,037	96,146,418
Description	Shares	Fair Value
Makita Corp.	2,579,191	$81,863,143
Nexon Co., Ltd. (*)	6,198,335	75,226,440
Pan Pacific International Holdings Corp.	2,911,472	48,612,985
Suzuki Motor Corp.	2,083,372	88,496,450
Yamaha Corp.	1,265,372	57,245,079
ZOZO, Inc.	919,800	21,220,854
		763,871,575
Mexico | 0.7%
Arca Continental SAB de CV	8,184,202	44,238,818
Netherlands | 3.4%
ABN AMRO Group NV	4,690,826	82,708,685
Wolters Kluwer NV	1,694,311	123,746,889
		206,455,574
Norway | 1.7%
Equinor ASA	5,572,349	105,700,358
Philippines | 0.7%
GT Capital Holdings, Inc.	2,622,585	42,573,461
Singapore | 2.0%
DBS Group Holdings, Ltd.	6,831,871	123,134,447
South Korea | 0.7%
SK Hynix, Inc.	628,748	43,237,245
Sweden | 2.7%
Assa Abloy AB, Class B	4,201,901	93,605,269
Hexagon AB, B Shares	1,475,205	71,282,337
		164,887,606
Switzerland | 8.2%
ABB, Ltd.	5,319,550	104,482,768
Alcon, Inc. (*)	677,432	39,536,480
Julius Baer Group, Ltd.	2,822,723	125,215,639
Novartis AG	1,668,346	144,837,960
Partners Group Holding AG	117,675	90,267,837
		504,340,684
United Kingdom | 15.8%
Bunzl PLC	2,852,165	74,568,331
Coca-Cola European Partners PLC	2,252,119	125,653,256
Compass Group PLC	3,676,179	94,587,017
Diageo PLC	3,630,023	148,541,088
Informa PLC	14,849,300	155,526,145
Prudential PLC	5,009,388	90,975,272
RELX PLC	5,094,625	120,873,117
Rio Tinto PLC	2,083,655	108,229,269
The Weir Group PLC	2,838,315	49,809,429
		968,762,924
United States | 8.7%
Accenture PLC, Class A	960,808	184,811,419

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Aon PLC	907,240	$175,614,447
Medtronic PLC	1,594,423	173,186,226
		533,612,092
Total Common Stocks (Cost $4,995,857,477)		5,703,778,833
Preferred Stocks | 2.8%
Germany | 2.8%
Volkswagen AG (Cost $187,194,090)	1,006,313	171,174,727
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $225,425,593)	225,425,593	225,425,593
Total Investments | 99.5% (Cost $5,408,477,160)		$6,100,379,153
Cash and Other Assets in Excess of Liabilities | 0.5%		32,144,011
Net Assets | 100.0%		$6,132,523,164

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 98.9%
Australia | 4.7%
AGL Energy, Ltd.	16,405	$212,008
BHP Group, Ltd.	2,713	67,167
Cochlear, Ltd.	383	53,894
CSL, Ltd.	1,220	192,783
Evolution Mining, Ltd.	24,448	74,220
JB Hi-Fi, Ltd.	4,677	107,447
Qantas Airways, Ltd.	32,038	136,236
Regis Resources, Ltd.	22,084	72,472
Sandfire Resources NL	17,558	78,130
Saracen Mineral Holdings, Ltd. (*)	29,429	67,941
Shopping Centres Australasia Property Group REIT	47,664	84,001
Woolworths Group, Ltd.	5,768	145,322
		1,291,621
Belgium | 1.2%
Colruyt SA	2,240	122,741
Proximus SADP	4,536	134,767
UCB SA	1,080	78,423
		335,931
Canada | 7.4%
Air Canada (*)	2,672	87,147
Alimentation Couche-Tard, Inc., Class B	6,210	190,305
BRP, Inc.	2,104	81,867
Canadian Utilities, Ltd., Class A	2,249	66,289
CGI, Inc. (*)	3,689	291,701
Colliers International Group, Inc.	861	64,663
Constellation Software, Inc.	96	95,877
Fairfax Financial Holdings, Ltd.	186	81,990
Granite Real Estate Investment Trust	1,870	90,546
H&R Real Estate Investment Trust	6,841	119,434
Kirkland Lake Gold, Ltd.	2,069	92,686
Northland Power, Inc.	8,562	164,280
Rogers Communications, Inc., Class B	7,117	346,651
Teck Resources, Ltd., Class B	6,491	105,240
The Toronto-Dominion Bank	982	57,259
Tourmaline Oil Corp.	9,449	93,502
		2,029,437
Denmark | 0.9%
Coloplast A/S, Class B	783	94,394
H. Lundbeck A/S	1,760	58,396
SimCorp A/S	1,004	88,218
		241,008
Description	Shares	Fair Value
France | 1.4%
Electricite de France SA	7,031	$78,685
Hermes International	95	65,708
Iliad SA	638	59,915
Ipsen SA	36	3,417
Orange SA	5,865	92,059
Total SA	1,832	95,374
		395,158
Germany | 1.7%
Allianz SE	611	142,483
Muenchener Rueckversicherungs AG	951	246,045
Rheinmetall AG	732	92,658
		481,186
Hong Kong | 1.2%
CK Hutchison Holdings, Ltd.	6,500	57,144
Jardine Matheson Holdings, Ltd.	1,100	59,000
Swire Pacific, Ltd., Class A	23,000	214,338
		330,482
Israel | 1.2%
Bank Leumi Le-Israel BM	9,742	69,343
Israel Discount Bank, Ltd., Class A	56,912	250,352
		319,695
Italy | 2.5%
Enel SpA	56,131	419,405
Hera SpA	15,029	61,738
Italgas SpA	8,717	56,313
Poste Italiane SpA	12,320	140,234
		677,690
Japan | 7.4%
ANA Holdings, Inc.	1,500	50,444
Daito Trust Construction Co., Ltd.	1,600	205,134
Daiwa House Industry Co., Ltd.	5,200	169,430
East Japan Railway Co.	800	76,530
Fuji Media Holdings, Inc.	4,700	60,788
FUJIFILM Holdings Corp.	1,400	61,698
Japan Airlines Co., Ltd.	2,700	80,250
Japan Post Holdings Co., Ltd.	14,000	129,290
Japan Prime Realty Investment Corp. REIT	14	66,456
McDonald’s Holdings Co. Japan, Ltd.	2,600	125,798
Mitsubishi Heavy Industries, Ltd.	2,800	110,140
Nissan Chemical Corp.	1,300	54,348
NTT DOCOMO, Inc.	15,300	390,680
Seven & I Holdings Co., Ltd.	3,700	141,987
Sumitomo Mitsui Trust Holdings, Inc.	2,000	72,495
The Dai-ichi Life Insurance Co., Ltd.	5,200	79,020
The Hachijuni Bank, Ltd.	16,500	67,531

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
The Shizuoka Bank, Ltd.	10,100	$75,666
		2,017,685
Netherlands | 1.0%
Euronext NV	1,360	111,172
Koninklijke Ahold Delhaize NV	3,769	94,283
Royal Dutch Shell PLC, A Shares	2,596	75,879
		281,334
Norway | 1.5%
Equinor ASA	2,802	53,151
Leroy Seafood Group ASA	8,044	48,859
Orkla ASA	7,287	66,346
Salmar ASA	1,939	85,131
Telenor ASA	8,465	169,850
		423,337
Puerto Rico | 0.2%
EVERTEC, Inc.	2,043	63,783
Singapore | 0.6%
Jardine Cycle & Carriage, Ltd.	4,800	104,487
Singapore Technologies Engineering, Ltd.	18,300	50,857
		155,344
Spain | 0.6%
Corporacion Financiera Alba SA	435	21,193
Iberdrola SA	15,188	157,837
		179,030
Sweden | 0.2%
Axfood AB	2,631	55,900
Switzerland | 4.4%
Helvetia Holding AG	485	66,942
Novartis AG	3,270	283,886
Partners Group Holding AG	71	54,464
Roche Holding AG	1,681	490,222
Swisscom AG	195	96,177
The Swatch Group AG	1,124	56,572
Zurich Insurance Group AG	412	157,654
		1,205,917
United Kingdom | 4.7%
Admiral Group PLC	3,473	90,464
Anglo American PLC	6,521	150,227
Auto Trader Group PLC	16,964	106,358
Britvic PLC	7,946	96,083
Compass Group PLC	6,625	170,459
Howden Joinery Group PLC	8,569	59,033
International Consolidated Airlines Group SA	6,485	37,874
Description	Shares	Fair Value
Lloyds Banking Group PLC	157,311	$104,907
RELX PLC	4,494	106,623
Rio Tinto PLC	1,673	86,899
Rio Tinto, Ltd.	2,164	136,101
SSP Group PLC	6,350	48,400
WH Smith PLC	3,401	83,099
		1,276,527
United States | 56.1%
3M Co.	715	117,546
AbbVie, Inc.	1,204	91,167
Aflac, Inc.	5,164	270,180
Akamai Technologies, Inc. (*)	694	63,418
Altria Group, Inc.	2,331	95,338
American Express Co.	1,245	147,259
American States Water Co.	1,207	108,461
American Tower Corp. REIT	655	144,840
AmerisourceBergen Corp.	807	66,440
Amgen, Inc.	543	105,076
Aon PLC	2,097	405,916
AutoZone, Inc. (*)	115	124,731
AXA Equitable Holdings, Inc.	4,302	95,332
Bristol-Myers Squibb Co.	3,780	191,684
Broadcom, Inc.	227	62,668
Burlington Stores, Inc. (*)	549	109,701
Cable One, Inc.	65	81,555
Cadence Design Systems, Inc. (*)	1,503	99,318
Cboe Global Markets, Inc.	948	108,935
CDW Corp.	840	103,522
Church & Dwight Co., Inc.	1,411	106,164
Cigna Corp. (*)	530	80,449
Colgate-Palmolive Co.	3,584	263,460
Comcast Corp., Class A	1,632	73,571
Comerica, Inc.	1,241	81,894
Crown Castle International Corp. REIT	613	85,213
Darden Restaurants, Inc.	2,491	294,486
Edison International	2,324	175,276
Eli Lilly & Co.	3,351	374,742
Encompass Health Corp.	2,223	140,671
F5 Networks, Inc. (*)	1,200	168,504
FactSet Research Systems, Inc.	245	59,528
H&R Block, Inc.	2,230	52,673
HCA Healthcare, Inc.	450	54,189
HEICO Corp., Class A	678	65,976
Honeywell International, Inc.	764	129,269
Intel Corp.	2,003	103,215
Intercontinental Exchange, Inc.	1,157	106,756

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Intuit, Inc.	530	$140,948
IQVIA Holdings, Inc. (*)	330	49,295
Johnson & Johnson	2,699	349,197
Kimberly-Clark Corp.	2,044	290,350
Lockheed Martin Corp.	608	237,156
LPL Financial Holdings, Inc.	883	72,318
Lululemon Athletica, Inc. (*)	386	74,317
MasterCard, Inc., Class A	199	54,042
McGrath RentCorp	1,021	71,051
Mellanox Technologies, Ltd. (*)	752	82,412
Merck & Co., Inc.	4,106	345,643
MetLife, Inc.	1,546	72,909
Morgan Stanley	2,553	108,936
Morningstar, Inc.	419	61,233
Nasdaq, Inc.	819	81,368
National Retail Properties, Inc. REIT	4,023	226,897
NIKE, Inc., Class B	3,745	351,730
Nordstrom, Inc.	1,818	61,212
Northrop Grumman Corp.	609	228,247
Occidental Petroleum Corp.	2,626	116,778
Omnicom Group, Inc.	1,377	107,819
PepsiCo, Inc.	2,606	357,283
Philip Morris International, Inc.	952	72,285
Pinnacle West Capital Corp.	4,329	420,216
Premier, Inc., Class A (*)	3,613	104,488
Public Service Enterprise Group, Inc.	1,423	88,340
Raytheon Co.	273	53,560
Republic Services, Inc.	4,507	390,081
Ross Stores, Inc.	921	101,172
Simon Property Group, Inc. REIT	2,677	416,675
Starbucks Corp.	4,857	429,456
Synchrony Financial	2,243	76,464
Sysco Corp.	5,828	462,743
T Rowe Price Group, Inc.	664	75,862
T-Mobile US, Inc. (*)	660	51,988
Tanger Factory Outlet Centers, Inc. REIT	4,495	69,583
Target Corp.	1,385	148,070
TE Connectivity, Ltd.	1,345	125,327
Tech Data Corp. (*)	692	72,134
The Coca-Cola Co.	5,752	313,139
The Estee Lauder Cos., Inc., Class A	2,528	502,946
The Hershey Co.	3,037	470,705
The Procter & Gamble Co.	3,776	469,659
The Progressive Corp.	1,181	91,232
The TJX Cos., Inc.	7,320	408,017
Tractor Supply Co.	615	55,621
Description	Shares	Fair Value
UnitedHealth Group, Inc.	583	$126,698
Verizon Communications, Inc.	6,246	377,008
Walmart, Inc.	1,072	127,225
Waste Management, Inc.	3,698	425,270
Western Alliance Bancorp	1,573	72,484
WW Grainger, Inc.	350	104,002
Zoetis, Inc.	968	120,603
		15,373,317
Total Common Stocks (Cost $25,326,365)		27,134,382
Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $158,543)	158,543	158,543
Total Investments | 99.5% (Cost $25,484,908)		$27,292,925
Cash and Other Assets in Excess of Liabilities | 0.5%		124,638
Net Assets | 100.0%		$27,417,563

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 95.0%
Auto Components | 2.0%
Aptiv PLC	292,544	$25,574,196
Beverages | 8.7%
The Coca-Cola Co.	2,097,266	114,175,161
Building Products | 4.5%
Armstrong World Industries, Inc.	612,358	59,215,019
Capital Markets | 9.0%
Intercontinental Exchange, Inc.	654,301	60,372,353
S&P Global, Inc.	233,976	57,319,441
		117,691,794
Communications Equipment | 12.2%
Cisco Systems, Inc.	2,228,131	110,091,953
Motorola Solutions, Inc.	290,051	49,427,591
		159,519,544
Construction Materials | 5.4%
Vulcan Materials Co.	469,839	71,058,450
Entertainment | 2.6%
Electronic Arts, Inc. (*)	347,379	33,980,614
Health Care Equipment & Supplies | 20.0%
Baxter International, Inc.	1,165,762	101,969,202
Medtronic PLC	1,471,319	159,814,670
		261,783,872
Interactive Media & Services | 6.6%
Alphabet, Inc., Class A (*)	70,861	86,531,201
Internet & Direct Marketing Retail | 1.0%
eBay, Inc.	329,344	12,837,829
IT Services | 5.4%
Fiserv, Inc. (*)	384,357	39,815,542
Sabre Corp.	1,364,000	30,546,780
		70,362,322
Leisure Products | 1.1%
Brunswick Corp.	279,100	14,546,692
Pharmaceuticals | 3.1%
Elanco Animal Health, Inc. (*)	1,546,939	41,133,108
Professional Services | 0.3%
Insperity, Inc.	38,988	3,844,997
Semiconductors & Semiconductor Equipment | 9.4%
Analog Devices, Inc.	569,663	63,648,447
Skyworks Solutions, Inc.	742,849	58,870,783
		122,519,230
Specialty Retail | 3.7%
Lowe’s Cos., Inc.	433,954	47,717,582
Description	Shares	Fair Value
Total Common Stocks (Cost $1,000,046,647)		$1,242,491,611
Short-Term Investments | 5.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $66,060,950)	66,060,950	66,060,950
Total Investments | 100.0% (Cost $1,066,107,597)		$1,308,552,561
Cash and Other Assets in Excess of Liabilities | 0.0%		547,549
Net Assets | 100.0%		$1,309,100,110

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 96.5%
Aerospace & Defense | 2.9%
Raytheon Co.	7,415	$1,454,749
The Boeing Co.	2,210	840,838
		2,295,587
Auto Components | 0.7%
Aptiv PLC	6,174	539,731
Banks | 7.2%
Bank of America Corp.	97,896	2,855,626
Commerce Bancshares, Inc.	17,800	1,079,570
JPMorgan Chase & Co.	15,505	1,824,784
		5,759,980
Beverages | 4.0%
The Coca-Cola Co.	59,465	3,237,275
Capital Markets | 4.5%
E*TRADE Financial Corp.	11,425	499,158
Intercontinental Exchange, Inc.	33,215	3,064,748
		3,563,906
Communications Equipment | 3.6%
Cisco Systems, Inc.	47,285	2,336,352
Motorola Solutions, Inc.	3,400	579,394
		2,915,746
Construction Materials | 1.0%
Vulcan Materials Co.	5,430	821,233
Electrical Equipment | 1.0%
Eaton Corp. PLC	9,440	784,936
Entertainment | 3.2%
Activision Blizzard, Inc.	8,745	462,785
Electronic Arts, Inc. (*)	5,902	577,334
The Walt Disney Co.	11,575	1,508,454
		2,548,573
Equity Real Estate Investment Trusts (REITs) | 1.8%
Prologis, Inc.	16,960	1,445,331
Food Products | 1.1%
Mondelez International, Inc., Class A	16,375	905,865
Health Care Equipment & Supplies | 6.1%
Danaher Corp.	9,562	1,381,040
Medtronic PLC	32,460	3,525,805
		4,906,845
Health Care Providers & Services | 4.0%
Anthem, Inc.	2,915	699,892
CVS Health Corp.	10,720	676,110
Humana, Inc.	3,752	959,274
Description	Shares	Fair Value
Laboratory Corp. of America Holdings (*)	5,050	$848,400
		3,183,676
Hotels, Restaurants & Leisure | 3.2%
McDonald’s Corp.	11,986	2,573,514
Household Products | 4.0%
Kimberly-Clark Corp.	6,060	860,823
The Procter & Gamble Co.	18,595	2,312,846
		3,173,669
Industrial Conglomerates | 3.1%
Honeywell International, Inc.	14,838	2,510,590
Insurance | 2.1%
Aon PLC	8,465	1,638,570
Interactive Media & Services | 4.4%
Alphabet, Inc., Class A (*)	2,907	3,549,854
IT Services | 4.5%
Accenture PLC, Class A	4,445	854,996
Fidelity National Information Services, Inc.	4,810	638,576
Visa, Inc., Class A	12,140	2,088,201
		3,581,773
Life Sciences Tools & Services | 1.1%
Thermo Fisher Scientific, Inc.	3,053	889,247
Machinery | 2.3%
Caterpillar, Inc.	6,394	807,626
Deere & Co.	6,345	1,070,275
		1,877,901
Multiline Retail | 1.4%
Dollar General Corp.	6,974	1,108,448
Oil, Gas & Consumable Fuels | 4.5%
Chevron Corp.	13,115	1,555,439
ConocoPhillips	21,055	1,199,714
EOG Resources, Inc.	11,430	848,334
		3,603,487
Pharmaceuticals | 5.6%
Elanco Animal Health, Inc. (*)	17,505	465,458
Johnson & Johnson	14,570	1,885,067
Pfizer, Inc.	31,054	1,115,770
Zoetis, Inc.	8,444	1,052,038
		4,518,333
Road & Rail | 1.4%
Norfolk Southern Corp.	5,995	1,077,062
Semiconductors & Semiconductor Equipment | 4.2%
Analog Devices, Inc.	15,428	1,723,770
Skyworks Solutions, Inc.	9,049	717,133

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio (concluded)
Texas Instruments, Inc.	7,070	$913,727
		3,354,630
Software | 6.6%
Microsoft Corp.	30,835	4,286,990
Palo Alto Networks, Inc. (*)	3,080	627,797
PTC, Inc. (*)	5,940	404,989
		5,319,776
Specialty Retail | 4.1%
Lowe’s Cos., Inc.	18,910	2,079,343
Ross Stores, Inc.	10,609	1,165,399
		3,244,742
Technology Hardware, Storage & Peripherals | 2.9%
Apple, Inc.	10,453	2,341,158
Total Common Stocks (Cost $63,336,471)		77,271,438
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $2,575,507)	2,575,507	2,575,507
Total Investments | 99.7% (Cost $65,911,978)		$79,846,945
Cash and Other Assets in Excess of Liabilities | 0.3%		251,626
Net Assets | 100.0%		$80,098,571

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Common Stocks | 2.1%
Hotels, Restaurants & Leisure | 2.1%
Hilton Worldwide Holdings, Inc. (Cost $972,342)	14,357	$1,336,780
Real Estate Investment Trusts | 97.6%
Equity Real Estate Investment Trusts | 97.6%
Alexandria Real Estate Equities, Inc.	20,690	3,187,088
American Homes 4 Rent, Class A	94,979	2,459,006
American Tower Corp.	8,440	1,866,337
Americold Realty Trust	52,792	1,956,999
Apartment Investment & Management Co., Class A	28,388	1,480,150
AvalonBay Communities, Inc.	11,482	2,472,419
Boston Properties, Inc.	18,936	2,455,242
Brixmor Property Group, Inc.	55,061	1,117,188
Crown Castle International Corp.	4,893	680,176
Equinix, Inc.	8,422	4,857,810
Equity LifeStyle Properties, Inc.	19,993	2,671,065
Essential Properties Realty Trust, Inc.	56,476	1,293,865
Essex Property Trust, Inc.	11,142	3,639,534
Extra Space Storage, Inc.	17,329	2,024,374
Federal Realty Investment Trust	11,105	1,511,835
HCP, Inc.	94,256	3,358,341
Hudson Pacific Properties, Inc.	30,349	1,015,478
Invitation Homes, Inc.	40,257	1,192,010
Park Hotels & Resorts, Inc.	63,780	1,592,587
Pebblebrook Hotel Trust	33,012	918,394
Physicians Realty Trust	58,868	1,044,907
Prologis, Inc.	66,794	5,692,185
Public Storage	11,304	2,772,532
Simon Property Group, Inc.	24,908	3,876,930
Sun Communities, Inc.	8,483	1,259,301
Taubman Centers, Inc.	20,094	820,438
Ventas, Inc.	20,214	1,476,228
VICI Properties, Inc.	62,856	1,423,688
Vornado Realty Trust	23,173	1,475,425
Weyerhaeuser Co.	63,528	1,759,726
Total Real Estate Investment Trusts (Cost $51,770,864)		63,351,258
Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $153,046)	153,046	153,046
Description	Fair Value
Total Investments | 99.9% (Cost $52,896,252)	$64,841,084
Cash and Other Assets in Excess of Liabilities | 0.1%	61,402
Net Assets | 100.0%	$64,902,486

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 97.3%
Aerospace & Defense | 1.2%
Curtiss-Wright Corp.	10,750	$1,390,727
Air Freight & Logistics | 0.9%
Echo Global Logistics, Inc. (*)	44,188	1,000,858
Airlines | 1.6%
Alaska Air Group, Inc.	28,345	1,839,874
Auto Components | 0.9%
Modine Manufacturing Co. (*)	85,670	974,068
Banks | 6.1%
Comerica, Inc.	15,095	996,119
Commerce Bancshares, Inc.	24,827	1,505,758
PacWest Bancorp	41,971	1,525,226
Sterling Bancorp	68,670	1,377,520
Wintrust Financial Corp.	22,375	1,446,096
		6,850,719
Biotechnology | 2.0%
Emergent Biosolutions, Inc. (*)	29,030	1,517,688
Exelixis, Inc. (*)	40,435	715,093
		2,232,781
Building Products | 2.3%
Armstrong World Industries, Inc.	16,090	1,555,903
PGT Innovations, Inc. (*)	60,610	1,046,735
		2,602,638
Capital Markets | 3.3%
E*TRADE Financial Corp.	41,550	1,815,319
Morningstar, Inc.	12,485	1,824,558
		3,639,877
Chemicals | 2.7%
Ingevity Corp. (*)	17,580	1,491,487
Innospec, Inc.	16,680	1,486,855
		2,978,342
Commercial Services & Supplies | 0.7%
The Brink’s Co.	9,670	802,126
Communications Equipment | 2.5%
Ciena Corp. (*)	32,595	1,278,702
F5 Networks, Inc. (*)	10,900	1,530,578
		2,809,280
Construction & Engineering | 1.9%
Comfort Systems USA, Inc.	28,100	1,242,863
Valmont Industries, Inc.	6,550	906,782
		2,149,645
Description	Shares	Fair Value
Construction Materials | 1.4%
Eagle Materials, Inc.	16,985	$1,528,820
Containers & Packaging | 1.2%
Graphic Packaging Holding Co.	90,510	1,335,022
Electric Utilities | 4.1%
OGE Energy Corp.	54,400	2,468,672
PNM Resources, Inc.	40,960	2,133,197
		4,601,869
Electrical Equipment | 2.3%
Atkore International Group, Inc. (*)	44,550	1,352,092
EnerSys	18,540	1,222,528
		2,574,620
Electronic Equipment, Instruments & Components | 1.2%
FLIR Systems, Inc.	25,280	1,329,475
Energy Equipment & Services | 1.0%
Cactus, Inc., Class A (*)	36,900	1,067,886
Entertainment | 2.9%
Take-Two Interactive Software, Inc. (*)	13,850	1,735,959
The Marcus Corp.	39,600	1,465,596
		3,201,555
Equity Real Estate Investment Trusts (REITs) | 12.0%
Alexandria Real Estate Equities, Inc.	14,450	2,225,878
Brixmor Property Group, Inc.	91,605	1,858,665
Camden Property Trust	23,795	2,641,483
Hudson Pacific Properties, Inc.	54,800	1,833,608
Kilroy Realty Corp.	24,040	1,872,476
PS Business Parks, Inc.	15,860	2,885,727
		13,317,837
Food Products | 0.9%
The Simply Good Foods Co. (*)	34,540	1,001,315
Health Care Equipment & Supplies | 4.7%
AngioDynamics, Inc. (*)	59,969	1,104,629
Avanos Medical, Inc. (*)	20,120	753,695
Envista Holdings Corp. (*)	25,800	719,304
Lantheus Holdings, Inc. (*)	36,440	913,369
STERIS PLC	12,020	1,736,770
		5,227,767
Health Care Providers & Services | 3.0%
Henry Schein, Inc. (*)	23,100	1,466,850
Laboratory Corp. of America Holdings (*)	11,015	1,850,520
		3,317,370
Hotels, Restaurants & Leisure | 3.3%
Papa John’s International, Inc.	22,350	1,170,022
Penn National Gaming, Inc. (*)	64,870	1,208,204

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
The Cheesecake Factory, Inc.	31,170	$1,299,166
		3,677,392
Household Durables | 1.8%
Leggett & Platt, Inc.	50,190	2,054,779
Insurance | 5.5%
Arch Capital Group, Ltd. (*)	51,710	2,170,786
Brown & Brown, Inc.	49,775	1,794,886
Reinsurance Group of America, Inc.	13,360	2,135,997
		6,101,669
IT Services | 4.3%
CoreLogic, Inc. (*)	31,630	1,463,520
Leidos Holdings, Inc.	23,275	1,998,857
Sabre Corp.	58,850	1,317,946
		4,780,323
Leisure Products | 1.1%
Brunswick Corp.	23,800	1,240,456
Life Sciences Tools & Services | 0.5%
Cambrex Corp. (*)	9,095	541,153
Machinery | 2.0%
Gardner Denver Holdings, Inc. (*)	29,540	835,687
TriMas Corp. (*)	44,790	1,372,813
		2,208,500
Oil, Gas & Consumable Fuels | 1.4%
Parsley Energy, Inc., Class A	91,600	1,538,880
Pharmaceuticals | 1.2%
Catalent, Inc. (*)	28,265	1,347,110
Professional Services | 1.1%
FTI Consulting, Inc. (*)	11,960	1,267,640
Semiconductors & Semiconductor Equipment | 2.7%
Maxim Integrated Products, Inc.	26,100	1,511,451
MKS Instruments, Inc.	15,675	1,446,489
		2,957,940
Software | 5.3%
CyberArk Software, Ltd. (*)	6,860	684,765
j2 Global, Inc.	20,385	1,851,366
PTC, Inc. (*)	8,000	545,440
RealPage, Inc. (*)	24,650	1,549,499
SolarWinds Corp. (*)	68,145	1,257,275
		5,888,345
Specialty Retail | 1.8%
Floor & Decor Holdings, Inc., Class A (*)	27,205	1,391,536
Description	Shares	Fair Value
Foot Locker, Inc.	14,055	$606,614
		1,998,150
Textiles, Apparel & Luxury Goods | 3.0%
Carter’s, Inc.	14,260	1,300,655
Steven Madden, Ltd.	31,462	1,126,025
Tapestry, Inc.	34,500	898,725
		3,325,405
Trading Companies & Distributors | 1.5%
Air Lease Corp.	41,200	1,722,984
Total Common Stocks (Cost $99,190,728)		108,425,197
Total Investments | 97.3% (Cost $99,190,728)		$108,425,197
Cash and Other Assets in Excess of Liabilities | 2.7%		3,007,163
Net Assets | 100.0%		$111,432,360

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 4.1%
Chile | 1.0%
Corp. Nacional del Cobre de Chile:
4.500%, 09/16/25	USD	200	$219,063
4.375%, 02/05/49 (#)	USD	200	223,812
Empresa Electrica Guacolda SA, 4.560%, 04/30/25	USD	600	541,125
			984,000
China | 1.2%
Sinopec Group Overseas Development 2018, Ltd., 4.250%, 09/12/28	USD	215	238,314
State Grid Overseas Investment 2016, Ltd.:
2.875%, 05/18/26	USD	200	203,688
3.500%, 05/04/27	USD	410	432,300
4.250%, 05/02/28	USD	250	279,627
			1,153,929
Colombia | 0.4%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	375	425,629
Guatemala | 0.3%
Comcel Trust, 6.875%, 02/06/24	USD	320	329,100
Kazakhstan | 0.2%
KazMunayGas National Co. JSC, 5.750%, 04/19/47	USD	210	246,487
Peru | 0.6%
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	960	316,352
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28 (#)	USD	250	279,765
			596,117
Zambia | 0.4%
First Quantum Minerals, Ltd., 7.250%, 05/15/22 (#)	USD	400	396,172
Total Corporate Bonds (Cost $3,947,948)			4,131,434
Foreign Government Obligations | 91.7%
Angola | 0.5%
Republic of Angola:
9.500%, 11/12/25	USD	302	338,618
9.375%, 05/08/48	USD	200	210,750
			549,368
Argentina | 1.6%
Republic of Argentina:
5.625%, 01/26/22	USD	410	178,965
4.625%, 01/11/23	USD	367	153,796
Description	Security Currency	Principal Amount (000)	Fair Value
7.500%, 04/22/26	USD	390	$170,625
6.875%, 01/26/27	USD	325	137,312
5.875%, 01/11/28	USD	230	94,300
6.625%, 07/06/28	USD	365	152,022
8.280%, 12/31/33	USD	336	165,616
7.125%, 07/06/36	USD	315	135,923
7.625%, 04/22/46	USD	215	93,848
6.875%, 01/11/48	USD	450	190,125
7.125%, 06/28/2117	USD	340	147,050
			1,619,582
Azerbaijan | 1.0%
Republic of Azerbaijan:
4.750%, 03/18/24	USD	660	698,940
3.500%, 09/01/32	USD	320	310,000
			1,008,940
Bahrain | 0.9%
Kingdom of Bahrain:
6.125%, 07/05/22	USD	170	179,775
7.000%, 10/12/28	USD	610	683,200
			862,975
Belarus | 0.3%
Republic of Belarus, 7.625%, 06/29/27	USD	225	252,844
Belize | 0.0%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	55	33,464
Brazil | 4.5%
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/23	BRL	7,670	1,469,437
Brazil NTN-B, 6.000%, 08/15/50	BRL	495	557,354
Brazil NTN-F:
10.000%, 01/01/25	BRL	3,150	868,538
10.000%, 01/01/27	BRL	1,225	345,666
Federal Republic of Brazil:
4.625%, 01/13/28	USD	701	747,660
5.625%, 02/21/47	USD	445	498,678
			4,487,333
Chile | 1.6%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	170,000	259,839
6.000%, 01/01/43	CLP	130,000	264,281
5.100%, 07/15/50	CLP	265,000	501,618
Republic of Chile:
3.240%, 02/06/28	USD	250	266,094
3.500%, 01/25/50	USD	325	351,102
			1,642,934
Colombia | 4.1%
Colombian Titulos De Tesoreria:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.250%, 11/26/25	COP	3,070,000	$918,539
7.500%, 08/26/26	COP	3,728,000	1,187,582
6.000%, 04/28/28	COP	1,135,000	329,238
7.000%, 06/30/32	COP	1,396,000	429,796
Republic of Colombia:
4.500%, 01/28/26	USD	235	257,178
4.500%, 03/15/29	USD	165	183,820
7.375%, 09/18/37	USD	105	150,052
5.000%, 06/15/45	USD	540	631,631
			4,087,836
Costa Rica | 0.8%
Republic of Costa Rica:
9.200%, 02/23/22	USD	70	75,287
5.520%, 08/17/22	USD	100	98,450
5.520%, 08/23/23	USD	480	453,755
5.625%, 04/30/43	USD	115	99,942
7.158%, 03/12/45	USD	105	105,230
			832,664
Czech Republic | 1.3%
Czech Republic:
3.750%, 09/12/20	CZK	5,590	240,795
2.500%, 08/25/28	CZK	8,470	393,468
4.200%, 12/04/36	CZK	10,540	628,442
			1,262,705
Dominican Republic | 1.5%
Dominican Republic:
8.900%, 02/15/23	DOP	15,550	299,711
6.875%, 01/29/26	USD	650	733,281
5.950%, 01/25/27	USD	290	313,835
6.850%, 01/27/45	USD	60	66,825
6.500%, 02/15/48 (#)	USD	75	80,508
			1,494,160
Ecuador | 1.1%
Republic of Ecuador:
7.950%, 06/20/24	USD	430	438,331
9.650%, 12/13/26	USD	420	442,182
8.875%, 10/23/27 (#)	USD	260	259,431
			1,139,944
Egypt | 1.5%
Arab Republic of Egypt:
5.577%, 02/21/23	USD	200	203,500
5.577%, 02/21/23 (#)	USD	270	274,725
6.200%, 03/01/24 (#)	USD	390	407,062
8.500%, 01/31/47 (#)	USD	335	355,205
8.700%, 03/01/49 (#)	USD	270	289,913
			1,530,405
El Salvador | 0.4%
Republic of El Salvador:
5.875%, 01/30/25	USD	31	31,949
Description	Security Currency	Principal Amount (000)	Fair Value
8.625%, 02/28/29	USD	150	$175,078
7.650%, 06/15/35	USD	65	69,672
7.625%, 02/01/41	USD	150	161,016
			437,715
Gabon | 0.2%
Gabonese Republic, 6.375%, 12/12/24	USD	220	216,494
Ghana | 0.7%
Republic of Ghana:
7.875%, 08/07/23	USD	130	142,025
7.625%, 05/16/29	USD	280	279,650
8.627%, 06/16/49	USD	255	253,884
			675,559
Guatemala | 0.3%
Guatemala Government Bonds, 4.900%, 06/01/30 (#)	USD	310	328,309
Honduras | 0.3%
Honduras Government Bonds, 7.500%, 03/15/24	USD	245	272,103
Hungary | 4.5%
Hungary:
5.750%, 11/22/23	USD	84	95,419
5.375%, 03/25/24	USD	466	525,997
7.625%, 03/29/41	USD	812	1,347,666
Hungary Government Bonds:
1.500%, 08/24/22	HUF	448,110	1,507,456
2.500%, 10/24/24	HUF	308,220	1,076,737
			4,553,275
Indonesia | 8.2%
Indonesia Government Bonds:
5.625%, 05/15/23	IDR	2,103,000	143,040
8.375%, 03/15/24	IDR	7,060,000	526,951
8.125%, 05/15/24	IDR	20,599,000	1,528,781
8.375%, 09/15/26	IDR	14,048,000	1,056,136
7.000%, 05/15/27	IDR	2,543,000	176,908
9.000%, 03/15/29	IDR	5,083,000	395,683
8.250%, 05/15/29	IDR	5,531,000	414,642
8.750%, 05/15/31	IDR	16,071,000	1,231,223
7.500%, 08/15/32	IDR	4,849,000	336,817
8.375%, 03/15/34	IDR	1,165,000	86,462
8.250%, 05/15/36	IDR	8,118,000	591,908
8.375%, 04/15/39	IDR	920,000	67,955
Republic of Indonesia:
4.750%, 01/08/26	USD	270	298,687
3.500%, 01/11/28	USD	305	315,294
4.750%, 02/11/29	USD	75	85,312
5.125%, 01/15/45	USD	285	340,486
5.250%, 01/08/47	USD	360	440,100
4.350%, 01/11/48	USD	215	236,231
			8,272,616

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Iraq | 0.6%
Republic of Iraq:
6.752%, 03/09/23	USD	290	$296,525
5.800%, 01/15/28	USD	305	297,852
			594,377
Ivory Coast | 0.4%
Ivory Coast:
5.750%, 12/31/32 (Ø)	USD	122	119,912
6.125%, 06/15/33	USD	325	313,117
			433,029
Jamaica | 0.3%
Government of Jamaica:
6.750%, 04/28/28	USD	135	160,692
8.000%, 03/15/39	USD	95	124,925
			285,617
Kazakhstan | 0.6%
Republic of Kazakhstan:
5.125%, 07/21/25	USD	155	175,537
4.875%, 10/14/44	USD	395	474,510
			650,047
Kenya | 0.4%
Republic of Kenya, 6.875%, 06/24/24	USD	365	383,706
Lebanon | 0.2%
Lebanese Republic, 5.450%, 11/28/19	USD	155	153,256
Malaysia | 3.6%
Malaysia Government Bonds:
3.882%, 03/10/22	MYR	760	184,774
3.418%, 08/15/22	MYR	2,490	599,348
3.800%, 08/17/23	MYR	1,170	284,841
3.478%, 06/14/24	MYR	4,520	1,092,351
4.181%, 07/15/24	MYR	240	59,578
3.955%, 09/15/25	MYR	1,720	423,440
4.642%, 11/07/33	MYR	330	87,103
4.893%, 06/08/38	MYR	2,810	788,366
Malaysia Sovereign Sukuk Berhad, 4.236%, 04/22/45	USD	50	62,031
			3,581,832
Mexico | 5.8%
Mexican Bonos:
10.000%, 12/05/24	MXN	30,247	1,750,017
5.750%, 03/05/26	MXN	51,140	2,453,082
8.500%, 05/31/29	MXN	6,170	347,707
7.750%, 05/29/31	MXN	6,500	348,814
7.750%, 11/13/42	MXN	12,080	639,810
United Mexican States:
4.750%, 03/08/44	USD	70	75,863
Description	Security Currency	Principal Amount (000)	Fair Value
5.750%, 10/12/2110	USD	192	$221,400
			5,836,693
Mongolia | 0.3%
Mongolia International Bonds:
10.875%, 04/06/21	USD	45	48,952
5.125%, 12/05/22	USD	110	109,622
8.750%, 03/09/24 (#)	USD	115	128,764
			287,338
Morocco | 0.3%
Kingdom of Morocco, 5.500%, 12/11/42	USD	240	286,800
Mozambique | 2.4%
Mozambique International Bonds, 10.500%, 01/18/23	USD	2,268	2,421,090
Namibia | 0.1%
Republic of Namibia, 5.250%, 10/29/25	USD	95	95,891
Nigeria | 1.2%
Republic of Nigeria:
7.625%, 11/21/25	USD	205	224,731
6.500%, 11/28/27 (#)	USD	375	378,516
7.625%, 11/28/47	USD	200	197,437
7.625%, 11/28/47 (#)	USD	435	429,427
			1,230,111
Oman | 0.5%
Oman Government International Bonds:
4.875%, 02/01/25 (#)	USD	270	270,338
6.000%, 08/01/29 (#)	USD	200	198,000
			468,338
Pakistan | 0.4%
Islamic Republic of Pakistan:
8.250%, 09/30/25	USD	200	215,938
6.875%, 12/05/27	USD	200	196,464
			412,402
Panama | 1.1%
Republic of Panama:
8.875%, 09/30/27	USD	40	57,387
3.875%, 03/17/28	USD	350	380,297
9.375%, 04/01/29	USD	55	84,408
4.500%, 04/16/50	USD	340	402,900
3.870%, 07/23/60	USD	155	167,739
			1,092,731
Paraguay | 0.6%
Republic of Paraguay:
6.100%, 08/11/44	USD	145	176,538
5.600%, 03/13/48 (#)	USD	340	392,381
			568,919

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Peru | 4.5%
Banco de Credito del Peru, 4.850%, 10/30/20 (#)	PEN	108	$32,165
Republic of Peru:
8.200%, 08/12/26	PEN	7,770	2,924,534
4.125%, 08/25/27	USD	140	156,888
2.844%, 06/20/30	USD	220	227,287
6.900%, 08/12/37	PEN	2,080	752,268
5.625%, 11/18/50	USD	320	469,000
			4,562,142
Philippines | 2.9%
Republic of Philippines:
3.625%, 09/09/25	PHP	7,150	130,577
3.000%, 02/01/28	USD	585	613,103
3.750%, 01/14/29	USD	1,135	1,270,491
7.750%, 01/14/31	USD	170	255,266
6.375%, 10/23/34	USD	380	549,575
3.700%, 03/01/41	USD	85	98,069
			2,917,081
Poland | 2.0%
Poland Government Bonds:
3.250%, 07/25/25	PLN	6,140	1,650,317
2.500%, 07/25/27	PLN	1,318	341,853
			1,992,170
Qatar | 2.4%
State of Qatar:
4.000%, 03/14/29	USD	635	704,056
5.103%, 04/23/48	USD	325	415,898
4.817%, 03/14/49	USD	775	960,516
4.817%, 03/14/49 (#)	USD	295	365,616
			2,446,086
Romania | 1.7%
Romanian Government Bonds:
4.250%, 06/28/23	RON	5,275	1,234,725
4.850%, 04/22/26	RON	1,820	439,274
			1,673,999
Russia | 4.8%
Russia Government Bonds - OFZ:
7.950%, 10/07/26	RUB	127,460	2,091,598
7.050%, 01/19/28	RUB	46,510	726,999
6.900%, 05/23/29	RUB	17,730	273,584
8.500%, 09/17/31	RUB	29,610	510,504
Russian Foreign Bond - Eurobond:
5.100%, 03/28/35	USD	200	226,000
5.250%, 06/23/47	USD	800	949,750
			4,778,435
Description	Security Currency	Principal Amount (000)	Fair Value
Saudi Arabia | 0.3%
Saudi Government International Bonds, 4.375%, 04/16/29 (#)	USD	310	$347,820
Senegal | 0.4%
Republic of Senegal, 6.250%, 05/23/33	USD	360	362,025
South Africa | 4.3%
Republic of South Africa:
10.500%, 12/21/26	ZAR	7,560	554,592
4.850%, 09/30/29	USD	260	259,350
8.000%, 01/31/30	ZAR	10,720	660,688
8.250%, 03/31/32	ZAR	12,750	775,070
8.500%, 01/31/37	ZAR	27,370	1,619,533
8.750%, 02/28/48	ZAR	7,540	442,672
			4,311,905
South Korea | 0.1%
Export-Import Bank of Korea, 6.360%, 02/14/23	IDR	1,100,000	75,592
Sri Lanka | 1.1%
Republic of Sri Lanka:
5.750%, 01/18/22	USD	60	60,337
5.875%, 07/25/22	USD	200	200,875
6.125%, 06/03/25	USD	270	261,168
6.850%, 11/03/25	USD	150	150,469
6.825%, 07/18/26	USD	130	128,741
6.750%, 04/18/28 (#)	USD	300	286,125
			1,087,715
Tajikistan | 0.1%
Tajikistan International Bonds, 7.125%, 09/14/27 (#)	USD	70	61,031
Thailand | 3.3%
Thailand Government Bonds:
3.625%, 06/16/23	THB	4,210	148,705
2.400%, 12/17/23	THB	3,490	118,209
3.850%, 12/12/25	THB	17,223	643,887
3.650%, 06/20/31	THB	27,120	1,088,821
3.400%, 06/17/36	THB	15,930	662,067
3.300%, 06/17/38	THB	14,340	600,423
			3,262,112
Turkey | 4.6%
Republic of Turkey:
6.250%, 09/26/22	USD	255	262,252
5.750%, 03/22/24	USD	125	124,648
7.375%, 02/05/25	USD	240	254,775
6.000%, 03/25/27	USD	185	181,416
6.000%, 01/14/41	USD	190	170,050
6.625%, 02/17/45	USD	325	311,492
5.750%, 05/11/47	USD	320	280,000
Turkey Government Bonds:
10.700%, 02/17/21	TRY	11,895	2,035,863

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
11.000%, 03/02/22	TRY	990	$166,724
8.800%, 09/27/23	TRY	970	148,154
10.400%, 03/20/24	TRY	1,710	273,897
8.000%, 03/12/25	TRY	2,830	401,171
			4,610,442
Ukraine | 3.3%
Ukraine Government Bonds:
7.750%, 09/01/20	USD	280	285,740
7.750%, 09/01/21	USD	145	150,800
7.750%, 09/01/23	USD	235	246,985
8.994%, 02/01/24	USD	200	219,250
7.750%, 09/01/24	USD	355	374,969
15.840%, 02/26/25	UAH	9,450	398,368
7.750%, 09/01/25	USD	766	804,300
9.750%, 11/01/28	USD	490	561,662
7.375%, 09/25/32	USD	230	231,438
			3,273,512
United Arab Emirates | 0.8%
Abu Dhabi Government International Bonds:
4.125%, 10/11/47	USD	210	246,094
3.125%, 09/30/49 (#)	USD	250	242,498
Emirate of Dubai Government International Bonds, 5.250%, 01/30/43	USD	310	358,147
			846,739
Uruguay | 0.2%
Republica Orient Uruguay, 4.975%, 04/20/55	USD	185	217,028
Venezuela | 0.6%
Republic of Venezuela:
7.750%, 10/13/19 («)	USD	245	23,275
6.000%, 12/09/20 («)	USD	121	11,495
12.750%, 08/23/22 («)	USD	1,064	101,080
9.000%, 05/07/23 («)	USD	1,212	115,140
8.250%, 10/13/24 («)	USD	2,218	210,710
7.650%, 04/21/25 («)	USD	112	10,640
9.250%, 09/15/27 («)	USD	1,012	96,140
9.250%, 05/07/28 («)	USD	57	5,415
11.950%, 08/05/31 («)	USD	52	4,940
9.375%, 01/13/34 («)	USD	580	55,100
7.000%, 03/31/38 («)	USD	58	5,510
			639,445
Zambia | 0.2%
Republic of Zambia, 8.500%, 04/14/24	USD	305	216,931
Total Foreign Government Obligations (Cost $90,327,362)			92,025,612
Description	Security Currency	Principal Amount (000)	Fair Value
Quasi Government Bonds | 1.4%
Mexico | 0.2%
Petroleos Mexicanos, 6.500%, 03/13/27	USD	225	$233,740
South Africa | 0.4%
Eskom Holdings SOC, Ltd., 5.750%, 01/26/21	USD	397	400,970
Turkey | 0.3%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	305	303,475
Ukraine | 0.3%
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/25	USD	250	264,842
Venezuela | 0.2%
Petroleos de Venezuela SA:
8.500%, 10/27/20	USD	135	45,058
9.000%, 11/17/21 («)	USD	251	20,080
12.750%, 02/17/22 («)	USD	273	21,840
6.000%, 05/16/24 («)	USD	346	27,680
6.000%, 11/15/26 («)	USD	414	33,120
5.375%, 04/12/27 («)	USD	292	23,360
9.750%, 05/17/35 («)	USD	295	23,600
5.500%, 04/12/37 («)	USD	100	8,000
			202,738
Total Quasi Government Bonds (Cost $2,158,092)			1,405,765
Supranational Bonds | 0.1%
European Bank for Reconstruction & Development, 7.500%, 05/15/22	IDR	1,223,000	87,409
International Finance Corp., 8.000%, 10/09/23	IDR	200,000	14,695
Total Supranational Bonds (Cost $101,123)			102,104

Description	Shares	Fair Value
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $957,898)	957,898	$957,898
Total Investments | 98.3% (Cost $97,492,423) (»)		$98,622,813
Cash and Other Assets in Excess of Liabilities | 1.7%		1,740,850
Net Assets | 100.0%		$100,363,663

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	246,066	USD	59,088	BRC	10/02/19	$134	$—
BRL	693,954	USD	169,371	BRC	10/02/19	—	2,352
BRL	694,432	USD	167,717	BRC	10/02/19	—	583
BRL	776,763	USD	186,525	BRC	10/02/19	424	—
BRL	1,416,690	USD	340,191	BRC	10/02/19	774	—
BRL	1,416,690	USD	337,878	BRC	11/04/19	2,300	—
BRL	839,116	USD	201,497	HSB	10/02/19	458	—
BRL	839,116	USD	201,497	HSB	10/02/19	458	—
BRL	1,342,586	USD	322,396	HSB	10/02/19	733	—
BRL	1,342,586	USD	322,396	HSB	10/02/19	733	—
BRL	839,116	USD	200,333	HSB	11/04/19	1,157	—
BRL	839,116	USD	200,333	HSB	11/04/19	1,157	—
BRL	1,342,586	USD	322,741	HSB	11/04/19	—	357
BRL	1,342,586	USD	322,121	HSB	11/04/19	263	—
BRL	258,439	USD	62,402	JPM	10/02/19	—	202
BRL	275,508	USD	66,322	JPM	10/02/19	—	14
BRL	788,267	USD	192,389	JPM	10/02/19	—	2,672
BRL	236,094	USD	56,999	JPM	11/04/19	—	307
BRL	667,738	USD	160,344	SCB	10/02/19	365	—
BRL	754,743	USD	182,283	SCB	10/02/19	—	634
BRL	909,468	USD	218,391	SCB	10/02/19	497	—
BRL	947,700	USD	231,160	SCB	10/02/19	—	3,071
BRL	1,445,024	USD	346,994	SCB	10/02/19	789	—
BRL	5,469,384	USD	1,326,040	SCB	10/02/19	—	9,686
BRL	1,445,024	USD	345,142	SCB	11/04/19	1,840	—
BRL	570,364	USD	136,962	UBS	10/02/19	312	—
BRL	609,843	USD	146,574	UBS	10/02/19	201	—
BRL	1,158,447	USD	279,876	UBS	10/02/19	—	1,064
BRL	1,255,200	USD	301,412	UBS	10/02/19	686	—
CLP	85,907,257	USD	121,081	BRC	11/20/19	—	3,148
CLP	232,836,583	USD	320,902	SCB	10/07/19	—	1,549
CLP	232,836,583	USD	320,579	UBS	10/07/19	—	1,226
CLP	400,711,166	USD	552,995	UBS	11/20/19	—	2,900
COP	297,810,000	USD	90,000	BRC	10/25/19	—	4,506
COP	792,378,207	USD	247,885	BRC	10/25/19	—	20,414
COP	1,266,888,935	USD	379,422	BRC	10/25/19	—	15,730
CZK	15,452,640	USD	660,449	CIT	11/20/19	—	7,240
EUR	114,507	HUF	38,425,931	BOA	11/20/19	—	159
EUR	105,313	HUF	35,343,201	BRC	11/20/19	—	155
EUR	173,999	HUF	57,920,854	BRC	11/20/19	1,290	—
EUR	183,979	HUF	61,215,429	BRC	11/20/19	1,454	—
EUR	430,000	HUF	144,619,750	BRC	11/20/19	—	1,648
EUR	73,685	HUF	24,517,493	SCB	11/20/19	581	—
EUR	28,215	HUF	9,384,259	UBS	11/20/19	235	—
EUR	126,342	RON	604,850	BRC	12/05/19	—	438

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	333,658	RON	1,597,554	JPM	12/05/19	$—	$1,204
HUF	41,784,141	EUR	125,637	BRC	11/20/19	—	1,054
HUF	55,998,159	EUR	169,509	BRC	11/20/19	—	2,653
HUF	122,486,240	EUR	370,613	JPM	11/20/19	—	5,630
HUF	55,771,155	EUR	167,631	SCB	11/20/19	—	1,340
HUF	152,022,180	EUR	460,000	SCB	11/20/19	—	7,008
HUF	42,108,322	EUR	126,645	UBS	11/20/19	—	1,100
HUF	125,558,342	EUR	379,835	UBS	11/20/19	—	5,692
HUF	151,998,950	EUR	460,000	UBS	11/20/19	—	7,084
HUF	77,605,646	USD	253,260	SCB	11/20/19	35	—
IDR	816,393,526	USD	54,444	BOA	11/15/19	2,803	—
IDR	811,846,410	USD	56,638	BOA	11/18/19	273	—
IDR	1,767,355,300	USD	118,281	BRC	11/18/19	5,611	—
IDR	408,665,416	USD	27,253	JPM	11/15/19	1,403	—
IDR	816,782,863	USD	54,235	JPM	11/15/19	3,039	—
IDR	5,661,731,557	USD	375,945	JPM	08/26/20	9,284	—
IDR	816,260,263	USD	54,327	SCB	11/15/19	2,911	—
IDR	1,220,881,262	USD	81,719	SCB	11/18/19	3,865	—
PEN	237,125	USD	70,000	BRC	10/17/19	312	—
PEN	573,670	USD	169,274	BRC	10/17/19	830	—
PEN	1,116,744	USD	327,654	BRC	10/17/19	3,482	—
PEN	5,996,226	USD	1,818,471	BRC	10/17/19	—	40,476
PEN	269,720	USD	80,000	BRC	12/24/19	—	249
PEN	1,542,856	USD	453,514	SCB	10/17/19	3,972	—
PEN	573,670	USD	169,304	UBS	10/17/19	800	—
PHP	13,362,939	USD	253,345	BRC	11/15/19	4,060	—
PHP	46,381,003	USD	890,350	SCB	12/10/19	2,012	—
PHP	19,273,855	USD	370,000	SCB	12/16/19	729	—
PHP	37,862,330	USD	726,406	UBS	11/15/19	2,920	—
PLN	1,408,055	USD	359,380	BRC	11/20/19	—	8,024
PLN	1,665,472	USD	423,703	BRC	11/20/19	—	8,113
PLN	3,980,011	USD	1,016,645	HSB	11/20/19	—	23,500
PLN	972,714	USD	248,493	SCB	11/20/19	—	5,769
PLN	2,209,496	USD	564,011	SCB	11/20/19	—	12,668
RON	773,338	USD	180,962	BRC	12/05/19	—	3,501
RUB	25,725,448	USD	399,395	BRC	11/25/19	—	5,557
THB	5,376,668	USD	177,407	BRC	11/18/19	—	1,466
THB	6,747,913	USD	222,593	SCB	11/18/19	—	1,781
THB	30,302,886	USD	993,863	SCB	11/18/19	—	2,260
TRY	1,077,601	USD	181,509	BRC	10/17/19	8,248	—
TRY	2,005,933	USD	338,863	BRC	10/17/19	14,366	—
TWD	2,770,184	USD	89,065	BRC	11/15/19	445	—
TWD	309,400	USD	10,000	BRC	11/18/19	—	1
TWD	2,770,184	USD	89,352	HSB	11/18/19	174	—
TWD	1,871,880	USD	60,000	JPM	11/18/19	495	—
TWD	4,996,800	USD	160,000	JPM	11/18/19	1,485	—
TWD	9,414,969	USD	302,727	JPM	11/18/19	1,543	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TWD	3,676,028	USD	118,208	SCB	11/18/19	$593	$—
UAH	6,785,158	USD	251,000	BOA	10/01/19	30,513	—
UAH	3,243,345	USD	132,004	BRC	11/01/19	—	67
UAH	5,106,780	USD	189,000	SCB	10/01/19	22,878	—
USD	59,293	BRL	246,066	BRC	10/02/19	71	—
USD	166,640	BRL	693,954	BRC	10/02/19	—	379
USD	166,754	BRL	694,432	BRC	10/02/19	—	379
USD	185,895	BRL	776,763	BRC	10/02/19	—	1,054
USD	338,557	BRL	1,416,690	BRC	10/02/19	—	2,408
USD	200,745	BRL	839,116	HSB	10/02/19	—	1,210
USD	200,745	BRL	839,116	HSB	10/02/19	—	1,210
USD	322,737	BRL	1,342,586	HSB	10/02/19	—	392
USD	323,359	BRL	1,342,586	HSB	10/02/19	230	—
USD	62,059	BRL	258,439	JPM	10/02/19	—	141
USD	66,158	BRL	275,508	JPM	10/02/19	—	150
USD	189,287	BRL	788,267	JPM	10/02/19	—	431
USD	160,707	BRL	667,738	SCB	10/02/19	—	2
USD	181,237	BRL	754,743	SCB	10/02/19	—	412
USD	217,654	BRL	909,468	SCB	10/02/19	—	1,234
USD	227,572	BRL	947,700	SCB	10/02/19	—	518
USD	345,824	BRL	1,445,024	SCB	10/02/19	—	1,960
USD	1,313,367	BRL	5,469,384	SCB	10/02/19	—	2,987
USD	136,451	BRL	570,364	UBS	10/02/19	—	823
USD	146,442	BRL	609,843	UBS	10/02/19	—	333
USD	278,179	BRL	1,158,447	UBS	10/02/19	—	633
USD	300,000	BRL	1,255,200	UBS	10/02/19	—	2,098
USD	89,869	CLP	64,962,000	BRC	10/07/19	769	—
USD	552,515	CLP	400,711,166	UBS	10/07/19	2,909	—
USD	20,000	COP	69,600,000	BRC	10/25/19	20	—
USD	90,000	COP	301,950,000	BRC	10/25/19	3,318	—
USD	103,175	COP	348,931,338	BRC	10/25/19	3,005	—
USD	170,000	COP	590,665,000	UBS	10/25/19	435	—
USD	66,197	HUF	19,870,945	BRC	11/20/19	1,341	—
USD	652,989	HUF	195,743,234	BRC	11/20/19	14,109	—
USD	70,643	IDR	1,004,548,000	BRC	10/29/19	77	—
USD	346,325	IDR	4,902,987,667	BRC	10/29/19	1,904	—
USD	191,599	IDR	2,858,102,068	BRC	11/15/19	—	8,818
USD	254,678	IDR	3,800,082,972	BRC	11/18/19	—	11,709
USD	519,238	IDR	7,354,481,499	HSB	10/29/19	2,607	—
USD	832,282	IDR	11,776,784,101	HSB	10/29/19	4,998	—
USD	566,218	IDR	8,011,417,756	SCB	10/29/19	3,440	—
USD	224,138	MXN	4,380,624	BRC	10/17/19	2,711	—
USD	190,000	MXN	3,761,430	SCB	10/17/19	—	129
USD	200,717	MXN	3,973,603	SCB	10/17/19	—	136
USD	10,000	MYR	41,921	SCB	11/29/19	—	4
USD	507,170	MYR	2,121,839	SCB	11/29/19	803	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	2,807,758	PEN	9,553,677	HSB	10/17/19	$—	$25,089
USD	2,313,831	PEN	7,875,354	UBS	10/17/19	—	21,361
USD	204,502	PHP	10,707,930	SCB	11/15/19	—	1,760
USD	130,235	PLN	521,805	SCB	11/20/19	27	—
USD	301,039	RON	1,285,829	BOA	12/05/19	5,975	—
USD	301,149	RON	1,285,830	BRC	12/05/19	6,084	—
USD	209,669	RON	896,378	JPM	12/05/19	3,973	—
USD	110,887	RON	483,069	SCB	12/05/19	35	—
USD	393,615	TRY	2,367,478	BRC	10/17/19	—	23,279
USD	110,000	TRY	644,771	HSB	10/17/19	—	3,539
USD	170,000	TRY	973,131	SCB	10/17/19	—	1,361
USD	393,596	TRY	2,367,478	SCB	10/17/19	—	23,299
USD	394,054	TRY	2,367,477	UBS	10/17/19	—	22,840
USD	620,000	TWD	19,366,940	BRC	11/18/19	—	5,896
USD	89,332	TWD	2,770,184	HSB	11/15/19	—	178
USD	616,544	TWD	19,226,932	SCB	11/18/19	—	4,827
USD	76,000	UAH	1,851,740	BOA	10/01/19	—	828
USD	94,000	UAH	2,293,600	BRC	10/01/19	—	1,160
USD	133,967	UAH	3,243,345	BRC	10/01/19	—	598
USD	185,625	UAH	4,503,253	CIT	10/01/19	—	1,213
USD	138,245	ZAR	2,030,097	BRC	10/24/19	4,585	—
UYU	4,330,130	USD	116,214	CIT	12/13/19	—	552
ZAR	955,203	USD	67,568	BRC	10/24/19	—	4,678
ZAR	3,929,676	USD	267,665	BRC	10/24/19	—	8,939
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$209,348	$417,199

Interest Rate Swap Agreements open at September 30, 2019:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation
BRL	BRC	$1,617,661	01/02/23	6.58%	Maturity	1 month Brazilian Interbank Deposit Average	$7,442

Centrally Cleared Interest Rate Swap Agreements open at September 30, 2019:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation
BRL	MSC	$6,581,595	01/02/23	6.14%	Maturity	1 month Brazilian Interbank Deposit Average	$7,797

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 29.5%
Australia | 0.8%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	70	$50,550
Canada | 1.6%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	90	68,932
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	40	31,110
			100,042
France | 1.2%
Schneider Electric SE, 2.950%, 09/27/22	USD	70	71,542
Germany | 1.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	45	54,926
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	25	25,311
			80,237
Netherlands | 3.9%
BNG Bank NV, 5.000%, 09/16/20	NZD	55	35,617
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22	USD	200	208,604
			244,221
Switzerland | 0.9%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	55	57,356
United Kingdom | 1.7%
Unilever Capital Corp., 3.250%, 03/07/24	USD	100	105,346
United States | 18.1%
American Express Co., 3.000%, 10/30/24	USD	60	61,968
Apple, Inc., 3.850%, 05/04/43	USD	90	100,976
Bank of America Corp., 3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	60	61,188
Citigroup, Inc., 2.539% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	110	75,177
Constellation Brands, Inc., 4.250%, 05/01/23	USD	65	69,495
DaVita, Inc., 5.125%, 07/15/24	USD	30	30,488
Description	Security Currency	Principal Amount (000)	Fair Value
HCA, Inc., 5.000%, 03/15/24	USD	45	$49,143
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	85	64,167
Johnson & Johnson, 3.625%, 03/03/37	USD	30	33,460
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	45	47,510
McDonald’s Corp., 3.125%, 03/04/25	CAD	80	62,385
Microsoft Corp., 4.450%, 11/03/45	USD	75	94,715
Morgan Stanley, 3.625%, 01/20/27	USD	60	63,406
Nestle Holdings, Inc., 2.750%, 04/15/20	NOK	340	37,560
Sealed Air Corp., 4.875%, 12/01/22	USD	30	31,500
Service Corp. International, 4.625%, 12/15/27	USD	25	26,000
Starbucks Corp., 4.450%, 08/15/49	USD	60	69,652
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	35	36,413
United Rentals North America, Inc., 4.875%, 01/15/28	USD	30	31,200
Verizon Communications, Inc., 3.875%, 02/08/29	USD	75	82,368
			1,128,771
Total Corporate Bonds (Cost $1,802,596)			1,838,065
Foreign Government Obligations | 45.3%
Australia | 1.1%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	94	68,835
Bahamas | 2.1%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	130,685
Bermuda | 3.4%
Government of Bermuda, 3.717%, 01/25/27	USD	200	210,187
Canada | 1.6%
City of Vancouver, 2.900%, 11/20/25	CAD	60	47,522
Province of Quebec, 1.650%, 03/03/22	CAD	70	52,727
			100,249

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Chile | 3.3%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	90,000	$137,562
5.000%, 03/01/35	CLP	40,000	68,551
			206,113
Colombia | 0.9%
Republic of Colombia, 9.850%, 06/28/27	COP	148,000	53,793
Croatia | 1.6%
Croatia Government International Bonds, 6.625%, 07/14/20	USD	100	103,150
Czech Republic | 2.9%
Czech Republic, 2.150% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	4,160	178,635
France | 2.1%
Government of France, 1.750%, 06/25/39	EUR	94	132,800
Hungary | 4.0%
Hungary, 6.375%, 03/29/21	USD	60	63,656
Hungary Government Bonds:
2.500%, 10/24/24	HUF	15,870	55,441
2.750%, 12/22/26	HUF	16,530	58,647
3.000%, 10/27/27	HUF	19,650	70,896
			248,640
Ireland | 2.1%
Ireland Government Bonds:
1.350%, 03/18/31	EUR	50	62,169
1.700%, 05/15/37	EUR	50	66,239
			128,408
Italy | 1.1%
Italy Government International Bonds, 6.875%, 09/27/23	USD	60	69,582
Mexico | 1.8%
Mexico Cetes, 0.000%, 04/23/20	MXN	12,793	61,572
United Mexican States, 6.750%, 02/06/24	GBP	35	51,593
			113,165
New Zealand | 1.0%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	90	60,720
Norway | 3.6%
Oslo Kommune: 2.300%, 03/14/24	NOK	1,000	111,755
Description	Security Currency	Principal Amount (000)	Fair Value
2.350%, 09/04/24	NOK	1,000	$112,027
			223,782
Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	190	64,336
Philippines | 1.7%
Philippine Government Bonds, 4.250%, 04/11/20	PHP	5,460	105,328
Poland | 2.9%
Poland Government Bonds, 1.790%, 05/25/28 (§)	PLN	740	179,763
Romania | 4.0%
Romanian Government Bonds:
4.000%, 10/27/21	RON	255	59,240
4.750%, 02/24/25	RON	505	120,394
2.375%, 04/19/27	EUR	60	71,650
			251,284
Singapore | 1.0%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	75	64,302
United Kingdom | 2.1%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	47	66,232
1.500%, 07/22/47	GBP	45	62,390
			128,622
Total Foreign Government Obligations (Cost $2,831,518)			2,822,379
Quasi Government Bonds | 3.4%
Canada | 1.5%
Export Development Canada, 1.800%, 09/01/22	CAD	125	94,670
Germany | 1.9%
KFW, 2.750%, 04/16/20	AUD	175	119,155
Total Quasi Government Bonds (Cost $217,003)			213,825
Supranational Bonds | 10.9%
Asian Development Bank:
1.000%, 12/15/22	GBP	55	68,408
2.125%, 03/19/25	USD	77	78,912
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	35	34,954
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	90	67,168
International Bank for Reconstruction & Development:
5.750%, 10/28/19	INR	1,500	21,113

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
3.500%, 01/22/21	NZD	50	$32,242
2.500%, 08/03/23	CAD	135	104,708
2.900%, 11/26/25	AUD	40	29,479
International Finance Corp.:
3.625%, 05/20/20	NZD	85	54,045
2.700%, 03/15/23	AUD	85	60,360
2.125%, 04/07/26	USD	125	128,601
Total Supranational Bonds (Cost $686,923)			679,990
US Municipal Bonds | 2.1%
California | 2.1%
California State Build America Bonds, 7.500%, 04/01/34	USD	50	77,054
State of California, 4.500%, 04/01/33	USD	45	51,172
Total US Municipal Bonds (Cost $120,275)			128,226
US Treasury Securities | 6.9%
US Treasury Bonds, 2.250%, 08/15/49	USD	60	61,770
US Treasury Notes:
2.125%, 05/15/25	USD	180	185,112
2.875%, 08/15/28	USD	106	116,571
3.125%, 11/15/41	USD	58	69,169
Total US Treasury Securities (Cost $411,225)			432,622

Description	Shares	Fair Value
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $83,274)	83,274	$83,274
Total Investments | 99.4% (Cost $6,152,814) (»)		$6,198,381
Cash and Other Assets in Excess of Liabilities | 0.6%		39,860
Net Assets | 100.0%		$6,238,241

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	18,552	USD	12,625	HSB	11/14/19	$—	$85
AUD	29,144	USD	20,000	JPM	11/14/19	—	301
CAD	5,275	USD	4,000	HSB	11/14/19	—	15
CAD	48,568	USD	36,700	JPM	11/14/19	—	15
CHF	43,414	USD	45,002	HSB	11/14/19	—	1,344
CZK	233,130	USD	10,000	JPM	10/25/19	—	146
CZK	1,303,641	USD	55,676	JPM	10/25/19	—	576
CZK	1,605,547	USD	69,678	JPM	10/25/19	—	1,817
EUR	32,787	USD	37,052	CIT	10/10/19	—	1,294
EUR	13,169	USD	14,637	CIT	11/14/19	—	237
EUR	60,237	USD	66,663	HSB	10/10/19	—	967
EUR	119,520	USD	134,690	HSB	10/10/19	—	4,341
EUR	543,248	USD	613,881	HSB	10/10/19	—	21,408
EUR	42,309	USD	47,000	JPM	10/10/19	—	857
EUR	56,037	USD	63,318	JPM	10/10/19	—	2,204
GBP	5,658	USD	7,000	JPM	11/14/19	—	31
GBP	6,354	USD	7,677	JPM	11/14/19	149	—
HUF	19,365,920	USD	67,098	JPM	10/28/19	—	3,968
IDR	257,849,500	USD	17,850	HSB	02/12/20	56	—
JPY	47,178,416	USD	449,879	CIT	11/14/19	—	12,325
JPY	6,274,237	USD	59,000	HSB	11/14/19	—	810
JPY	63,170,845	USD	602,333	HSB	11/14/19	—	16,459
JPY	22,943,147	USD	218,771	JPM	11/14/19	—	5,987
KRW	87,059,800	USD	73,000	HSB	02/10/20	88	—
NOK	107,459	USD	12,000	HSB	11/14/19	—	180
NZD	26,367	USD	17,000	JPM	11/14/19	—	473
SEK	250,376	USD	26,000	JPM	11/14/19	—	495
USD	131,246	AUD	192,839	CIT	11/14/19	901	—
USD	46,719	AUD	68,655	HSB	11/14/19	313	—
USD	142,210	AUD	208,951	JPM	11/14/19	974	—
USD	81,469	CAD	107,484	CIT	11/14/19	285	—
USD	275,843	CAD	363,919	HSB	11/14/19	969	—
USD	103,398	CAD	136,436	JPM	11/14/19	345	—
USD	13,207	CAD	17,422	MSC	11/14/19	47	—
USD	9,882	CHF	9,533	HSB	11/14/19	295	—
USD	24,700	CLP	17,382,625	CIT	10/18/19	853	—
USD	193,753	CLP	132,195,416	CIT	10/18/19	12,399	—
USD	56,590	COP	194,179,641	CIT	02/06/20	1,151	—
USD	16,708	CZK	386,560	JPM	10/25/19	370	—
USD	41,888	CZK	972,162	JPM	10/25/19	799	—
USD	63,493	CZK	1,492,317	JPM	10/25/19	419	—
USD	3,700	EUR	3,266	JPM	10/10/19	139	—
USD	44,900	EUR	39,936	JPM	10/10/19	1,345	—
USD	61,016	EUR	54,400	JPM	10/25/19	1,620	—
USD	15,600	HUF	4,583,904	JPM	10/28/19	657	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	61,086	HUF	17,590,023	JPM	10/28/19	$3,745	$—
USD	62,214	HUF	18,116,235	JPM	10/28/19	3,159	—
USD	118,533	HUF	34,467,110	JPM	10/28/19	6,176	—
USD	20,310	INR	1,414,348	CIT	10/23/19	395	—
USD	203,891	JPY	21,383,445	HSB	11/14/19	5,571	—
USD	68,000	JPY	7,178,630	JPM	11/14/19	1,422	—
USD	32,933	MXN	648,669	HSB	11/14/19	294	—
USD	20,719	MXN	408,092	JPM	11/14/19	185	—
USD	30,562	NOK	270,832	HSB	11/14/19	772	—
USD	116,056	NOK	1,034,742	JPM	11/14/19	2,239	—
USD	49,021	NZD	75,646	CIT	11/14/19	1,605	—
USD	70,760	NZD	109,222	HSB	11/14/19	2,299	—
USD	34,502	NZD	53,252	JPM	11/14/19	1,123	—
USD	48,239	PEN	165,000	JPM	02/19/20	—	432
USD	29,500	PHP	1,519,545	HSB	10/18/19	194	—
USD	76,947	PHP	3,948,906	HSB	10/18/19	789	—
USD	63,683	PLN	250,499	HSB	11/14/19	1,181	—
USD	105,857	PLN	408,030	HSB	11/14/19	4,049	—
USD	181,265	RON	785,835	HSB	11/14/19	858	—
USD	41,154	SGD	56,910	HSB	11/14/19	—	41
USD	10,588	SGD	14,643	JPM	11/14/19	—	12
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$60,230	$76,820

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 92.8%
Aerospace & Defense | 0.6%
Triumph Group, Inc.:
4.875%, 04/01/21	$1,400	$1,401,120
6.250%, 09/15/24 (#)	500	520,100
		1,921,220
Auto Components | 2.3%
Dana, Inc., 5.500%, 12/15/24	1,800	1,831,500
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	1,703,625
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,722,000
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,550	1,569,375
5.000%, 05/31/26	250	253,075
		7,079,575
Automobiles | 0.9%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,000	2,135,600
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	787,500
		2,923,100
Building Products | 0.6%
Griffon Corp., 5.250%, 03/01/22	1,800	1,813,500
Capital Markets | 1.0%
Icahn Enterprises LP, 6.250%, 05/15/26 (#)	1,500	1,571,250
MPT Operating Partnership LP, 6.375%, 03/01/24	1,560	1,635,332
		3,206,582
Chemicals | 2.5%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,750,875
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	949,340
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,550	1,567,438
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,526,250
WR Grace & Co-Conn, 5.125%, 10/01/21 (#)	1,700	1,766,045
		7,559,948
Commercial Services & Supplies | 3.7%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	1,800	1,863,000
Description	Principal Amount (000)	Fair Value
Aramark Services, Inc., 5.000%, 04/01/25 (#)	$2,000	$2,065,000
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,954,625
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	1,600	1,670,000
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,863,000
The ADT Security Corp.:
6.250%, 10/15/21	1,400	1,491,000
4.125%, 06/15/23	500	507,500
		11,414,125
Communications Equipment | 0.9%
CommScope, Inc., 5.000%, 06/15/21 (#)	1,038	1,038,311
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,754,375
		2,792,686
Construction Materials | 1.2%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,826,000
Standard Industries, Inc., 5.375%, 11/15/24 (#)	1,750	1,802,500
		3,628,500
Containers & Packaging | 4.4%
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,207,500
Ball Corp., 4.000%, 11/15/23	2,100	2,197,125
Cascades, Inc., 5.500%, 07/15/22 (#)	1,500	1,518,750
Crown Americas LLC:
4.500%, 01/15/23	1,550	1,627,500
4.250%, 09/30/26	500	517,500
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (#)	2,092	2,157,794
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,454	1,456,714
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,785,000
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	907,500
		13,375,383
Diversified Consumer Services | 1.2%
Service Corp. International, 4.625%, 12/15/27	1,750	1,820,000
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	1,800	1,867,500
		3,687,500

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Diversified Financial Services | 1.1%
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	$1,700	$1,747,557
Level 3 Financing, Inc., 5.125%, 05/01/23	1,550	1,566,043
		3,313,600
Diversified Telecommunication Services | 3.4%
CenturyLink, Inc., 5.625%, 04/01/20	1,550	1,571,467
Connect Finco Sarl, 6.750%, 10/01/26 (#)	500	509,375
CyrusOne LP, 5.000%, 03/15/24	2,000	2,070,000
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,237,370
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,070,000
Zayo Group LLC, 5.750%, 01/15/27 (#)	1,950	1,993,485
		10,451,697
Electrical Equipment | 0.4%
Sensata Tech, Inc., 4.375%, 02/15/30	1,100	1,100,000
Energy Equipment & Services | 0.9%
Precision Drilling Corp., 5.250%, 11/15/24	1,500	1,316,250
Transocean, Inc., 9.000%, 07/15/23 (#)	1,500	1,556,250
		2,872,500
Entertainment | 1.2%
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,550	1,605,858
Netflix, Inc.:
5.375%, 02/01/21	1,550	1,598,050
4.375%, 11/15/26	500	506,525
		3,710,433
Equity Real Estate Investment Trusts (REITs) | 3.8%
Equinix, Inc., 5.375%, 05/15/27	2,200	2,371,875
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	2,067,500
Iron Mountain, Inc.:
6.000%, 08/15/23	1,450	1,484,220
4.875%, 09/15/29 (#)	500	507,650
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,908,000
Description	Principal Amount (000)	Fair Value
RHP Hotel Properties LP, 5.000%, 04/15/23	$1,525	$1,555,500
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,643,687
		11,538,432
Food & Staples Retailing | 1.7%
Albertsons Cos. LLC, 6.625%, 06/15/24	1,750	1,833,125
Ingles Markets, Inc., 5.750%, 06/15/23	1,500	1,531,875
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,843,356
		5,208,356
Food Products | 2.8%
B&G Foods, Inc.:
4.625%, 06/01/21	1,500	1,500,300
5.250%, 04/01/25	1,500	1,531,875
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,104,800
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,866,780
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,511,250
		8,515,005
Gas Utilities | 1.1%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,659,469
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,836,000
		3,495,469
Health Care Equipment & Supplies | 1.8%
Hill-Rom Holdings, Inc.:
5.750%, 09/01/23 (#)	1,550	1,591,385
4.375%, 09/15/27 (#)	1,800	1,840,230
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	2,067,500
		5,499,115
Health Care Providers & Services | 2.8%
Centene Corp.:
6.125%, 02/15/24	1,500	1,564,050
4.750%, 01/15/25	500	513,250
DaVita, Inc., 5.125%, 07/15/24	2,000	2,032,500
Encompass Health Corp., 5.125%, 03/15/23	1,551	1,578,143
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,802,068

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Tenet Healthcare Corp., 4.875%, 01/01/26 (#)	$1,000	$1,026,250
		8,516,261
Hotels, Restaurants & Leisure | 9.6%
1011778 BC ULC, 4.625%, 01/15/22 (#)	1,550	1,550,155
Boyd Gaming Corp.:
6.875%, 05/15/23	1,450	1,504,375
6.375%, 04/01/26	750	795,000
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	2,100,000
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,658,965
Cinemark USA, Inc., 4.875%, 06/01/23	1,550	1,571,312
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,545,000
GLP Capital LP, 4.875%, 11/01/20	1,500	1,530,240
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,662,550
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,015	2,075,450
International Game Technology PLC, 6.250%, 02/15/22 (#)	1,450	1,530,138
KFC Holding Co., 5.250%, 06/01/26 (#)	2,400	2,540,400
MGM Resorts International:
6.625%, 12/15/21	1,000	1,084,500
4.625%, 09/01/26	800	834,104
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,805,650
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,914,750
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,725,160
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	2,100,000
		29,527,749
Household Durables | 0.6%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,800,313
Household Products | 1.2%
Energizer Holdings, Inc., 5.500%, 06/15/25 (#)	1,750	1,811,828
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,878,282
		3,690,110
Description	Principal Amount (000)	Fair Value
Independent Power & Renewable Electricity Producers | 1.7%
AES Corp., 5.125%, 09/01/27	$1,700	$1,806,250
Calpine Corp., 6.000%, 01/15/22 (#)	1,500	1,505,025
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,789,375
		5,100,650
IT Services | 0.5%
VeriSign, Inc., 4.625%, 05/01/23	1,550	1,575,575
Machinery | 3.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,848,850
Meritor, Inc., 6.250%, 02/15/24	1,700	1,748,875
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	1,750	1,828,750
SPX FLOW, Inc., 5.625%, 08/15/24 (#)	1,750	1,806,875
Terex Corp., 5.625%, 02/01/25 (#)	1,790	1,836,988
		9,070,338
Media | 12.0%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,521,090
CCO Holdings LLC:
5.250%, 03/15/21	1,650	1,651,320
5.125%, 05/01/27 (#)	500	521,875
4.750%, 03/01/30 (#)	100	101,375
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	1,750	1,823,237
CSC Holdings LLC:
5.500%, 05/15/26 (#)	1,000	1,052,400
7.500%, 04/01/28 (#)	1,690	1,903,193
Diamond Sports Group LLC, 5.375%, 08/15/26 (#)	1,500	1,556,250
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,618,000
Entercom Media Corp., 7.250%, 11/01/24 (#)	1,500	1,552,500
Lamar Media Corp., 5.750%, 02/01/26	1,726	1,824,813
Mediacom Broadband LLC, 5.500%, 04/15/21	375	375,000
Meredith Corp., 6.875%, 02/01/26	1,700	1,727,625
Nexstar Broadcasting Inc., 5.875%, 11/15/22	1,500	1,533,750

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	$2,300	$2,415,000
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,758,750
Sirius XM Radio, Inc.:
5.375%, 04/15/25 (#)	400	414,500
5.000%, 08/01/27 (#)	1,750	1,805,038
TEGNA, Inc.:
6.375%, 10/15/23	1,650	1,701,563
5.000%, 09/15/29 (#)	250	252,813
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,804,500
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,945,000
Videotron, Ltd.:
5.000%, 07/15/22	1,558	1,639,795
5.125%, 04/15/27 (#)	500	528,750
Virgin Media Secured Finance PLC, 5.250%, 01/15/26 (#)	2,100	2,157,750
WMG Acquisition Corp., 4.875%, 11/01/24 (#)	1,600	1,654,000
		36,839,887
Metals & Mining | 3.2%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	1,800	1,892,250
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,792,254
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,708,875
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,254,560
Steel Dynamics, Inc.:
4.125%, 09/15/25	500	505,000
5.000%, 12/15/26	1,550	1,623,625
		9,776,564
Oil, Gas & Consumable Fuels | 8.8%
Antero Resources Corp., 5.125%, 12/01/22	1,600	1,404,000
Cheniere Energy Partners LP, 5.250%, 10/01/25	1,250	1,300,313
Diamondback Energy, Inc., 4.750%, 11/01/24	1,550	1,586,812
Energy Transfer Operating LP:
7.500%, 10/15/20	1,250	1,313,605
5.875%, 01/15/24	750	833,884
Gulfport Energy Corp., 6.000%, 10/15/24	1,000	723,350
Holly Energy Partners LP, 6.000%, 08/01/24 (#)	2,040	2,129,250
Description	Principal Amount (000)	Fair Value
Murphy Oil Corp., 6.875%, 08/15/24	$1,500	$1,567,500
Newfield Exploration Co., 5.625%, 07/01/24	1,600	1,765,204
Parsley Energy LLC, 5.625%, 10/15/27 (#)	1,700	1,755,250
PBF Holding Co. LLC, 7.000%, 11/15/23	1,400	1,443,761
Range Resources Corp., 5.000%, 08/15/22	1,700	1,593,750
Southwestern Energy Co., 6.200%, 01/23/25	1,800	1,593,000
Sunoco LP, 5.500%, 02/15/26	1,700	1,774,239
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,221,750
Targa Resources Partners LP, 5.250%, 05/01/23	1,550	1,563,562
Whiting Petroleum Corp.:
5.750%, 03/15/21	900	859,527
6.625%, 01/15/26	1,000	675,000
WPX Energy, Inc.:
6.000%, 01/15/22	900	927,000
5.750%, 06/01/26	1,000	1,025,000
5.250%, 10/15/27	100	100,750
		27,156,507
Personal Products | 0.5%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (#)	1,500	1,500,000
Professional Services | 1.0%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,597,757
Nielsen Finance LLC, 5.000%, 04/15/22 (#)	1,550	1,554,340
		3,152,097
Road & Rail | 0.6%
The Hertz Corp., 5.500%, 10/15/24 (#)	1,800	1,802,700
Semiconductors & Semiconductor Equipment | 0.3%
Qorvo, Inc., 5.500%, 07/15/26	1,000	1,056,250
Software | 1.3%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,550	1,636,568
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,586,250
Rackspace Hosting, Inc., 8.625%, 11/15/24 (#)	1,000	919,900
		4,142,718

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Specialty Retail | 1.2%
Group 1 Automotive, Inc., 5.000%, 06/01/22	$1,662	$1,678,620
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,882,530
		3,561,150
Technology Hardware, Storage & Peripherals | 2.2%
Dell International LLC, 7.125%, 06/15/24 (#)	1,525	1,609,637
NCR Corp., 5.750%, 09/01/27 (#)	1,000	1,035,000
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,959,970
Western Digital Corp., 4.750%, 02/15/26	2,000	2,057,500
		6,662,107
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,844,080
Trading Companies & Distributors | 2.8%
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,547,550
HD Supply, Inc., 5.375%, 10/15/26 (#)	1,700	1,799,875
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,560,000
United Rentals North America, Inc.:
4.625%, 07/15/23	1,100	1,124,310
5.500%, 05/15/27	1,000	1,060,000
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,610,000
		8,701,735
Wireless Telecommunication Services | 1.4%
Inmarsat Finance PLC, 4.875%, 05/15/22 (#)	1,750	1,771,333
Sprint Corp., 7.125%, 06/15/24	500	538,900
T-Mobile USA, Inc., 6.500%, 01/15/26	2,000	2,150,380
		4,460,613
Total Corporate Bonds (Cost $280,668,270)		285,044,130
Description	Shares	Fair Value
Exchange-Traded Funds | 4.9%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $15,030,546)	792,804	$15,087,060
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,638,272)	3,638,272	3,638,272
Total Investments | 98.9% (Cost $299,337,089)		$303,769,462
Cash and Other Assets in Excess of Liabilities | 1.1%		3,409,026
Net Assets | 100.0%		$307,178,488

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 9.9%
Automobiles | 9.9%
GM Financial Automobile Leasing Trust:
2.610%, 01/20/21	$1,907	$1,909,935
3.180%, 06/21/21	1,000	1,006,805
Mercedes-Benz Auto Lease Trust, 3.100%, 11/15/21	2,350	2,374,562
Nissan Auto Lease Trust, 2.270%, 07/15/22	2,550	2,562,368
World Omni Automobile Lease Securitization Trust:
2.830%, 07/15/21	750	753,508
3.190%, 12/15/21	1,125	1,139,434
Total Asset-Backed Securities (Cost $9,681,979)		9,746,612
Corporate Bonds | 31.5%
Banks | 9.4%
Bank of America Corp., 2.625%, 10/19/20	2,113	2,126,386
Citigroup, Inc., 2.650%, 10/26/20	3,626	3,648,125
Wells Fargo & Co., 2.600%, 07/22/20	3,425	3,441,137
		9,215,648
Biotechnology | 3.1%
AbbVie, Inc.:
2.500%, 05/14/20	3,020	3,026,887
2.300%, 05/14/21	75	75,143
		3,102,030
Capital Markets | 7.6%
Morgan Stanley, 5.500%, 01/26/20	3,700	3,739,759
The Goldman Sachs Group, Inc., 5.375%, 03/15/20	3,730	3,783,633
		7,523,392
Electronic Equipment, Instruments & Components | 1.1%
Amphenol Corp., 2.200%, 04/01/20	1,115	1,115,365
Food & Staples Retailing | 2.0%
The Kroger Co., 6.150%, 01/15/20	1,989	2,011,036
Internet & Direct Marketing Retail | 1.2%
eBay, Inc., 3.250%, 10/15/20	1,129	1,139,463
Description	Principal Amount (000)	Fair Value
IT Services | 2.7%
Fiserv, Inc., 2.700%, 06/01/20	$2,685	$2,692,151
Life Sciences Tools & Services | 1.6%
Thermo Fisher Scientific, Inc., 4.500%, 03/01/21	1,500	1,553,514
Oil, Gas & Consumable Fuels | 2.8%
Enterprise Products Operating LLC:
2.550%, 10/15/19	2,525	2,525,450
5.200%, 09/01/20	225	231,188
		2,756,638
Total Corporate Bonds (Cost $30,991,715)		31,109,237
US Government Securities | 8.7%
Mortgage-Backed Securities | 8.7%
Federal Home Loan Mortgage Corp.:
Pool# 848138, 4.810%, 07/01/38 (§)	456	482,357
Pool# 848514, 4.878%, 03/01/32 (§)	1,015	1,069,534
Pool# 848517, 4.695%, 12/01/34 (§)	602	635,459
Pool# 849414, 4.666%, 07/01/35 (§)	740	781,376
Pool# G13867, 5.000%, 06/01/25	163	169,354
Federal National Mortgage Association:
Pool# 725296, 4.707%, 03/01/34 (§)	369	385,973
Pool# AD0701, 4.339%, 02/01/37 (§)	487	508,187
Pool# AE0149, 4.753%, 12/01/36 (§)	405	428,132
Pool# AE0315, 4.500%, 02/01/21	1	1,532
Pool# AL0345, 4.613%, 11/01/35 (§)	303	317,841
Pool# AL3739, 4.586%, 07/01/38 (§)	116	121,754
Pool# AL3746, 4.688%, 01/01/37 (§)	483	509,838
Pool# AL4545, 4.639%, 05/01/39 (§)	306	322,454
Pool# AL5574, 4.658%, 12/01/40 (§)	687	724,478
Pool# AL5642, 4.685%, 05/01/39 (§)	780	822,998
Pool# FM1033, 4.500%, 01/01/27	1,274	1,326,838
Total US Government Securities (Cost $8,575,088)		8,608,105
US Treasury Securities | 48.8%
US Treasury Notes:
1.625%, 07/31/20	3,520	3,513,263
1.375%, 08/31/20	22,760	22,662,203
1.375%, 01/31/21	11,420	11,360,223
1.375%, 05/31/21	10,590	10,530,431
Total US Treasury Securities (Cost $47,985,719)		48,066,120

Description	Shares	Fair Value
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $1,331,833)	1,331,833	$1,331,833

Description	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Total Investments | 100.3% (Cost $98,566,334)	$98,861,907
Liabilities in Excess of Cash and Other Assets | (0.3)%	(340,800)
Net Assets | 100.0%	$98,521,107

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 24.3%
Brazil | 5.8%
Brazil NTN-B:
6.000%, 05/15/21	BRL	90	$76,279
6.000%, 05/15/23	BRL	150	133,874
Brazil NTN-F, 10.000%, 01/01/27	BRL	348	98,242
			308,395
Dominican Republic | 2.9%
Dominican Republic Bonds:
16.950%, 02/04/22 (#)	DOP	1,000	22,564
10.500%, 04/07/23 (#)	DOP	6,400	129,747
			152,311
Egypt | 10.0%
Egypt Treasury Bills:
0.000%, 11/05/19	EGP	7,100	429,153
0.000%, 05/26/20	EGP	1,875	103,868
			533,021
Malaysia | 3.4%
Malaysia Government Bonds, 3.654%, 10/31/19	MYR	750	179,204
Russia | 2.2%
Russia Government Bonds - OFZ:
7.950%, 10/07/26	RUB	3,220	52,840
7.050%, 01/19/28	RUB	4,000	62,524
			115,364
Total Foreign Government Obligations (Cost $1,305,853)			1,288,295
US Treasury Securities | 67.9%
US Treasury Notes:
1.000%, 10/15/19	USD	250	249,895
1.500%, 10/31/19	USD	890	889,564
3.375%, 11/15/19	USD	220	220,349
1.750%, 11/30/19	USD	460	459,766
1.375%, 12/15/19	USD	240	239,747
1.875%, 12/31/19	USD	250	249,971
1.375%, 01/15/20	USD	250	249,629
1.375%, 01/31/20	USD	250	249,551
1.375%, 02/15/20	USD	100	99,789
2.250%, 02/29/20	USD	230	230,314
1.625%, 03/15/20	USD	230	229,748
2.250%, 03/31/20	USD	230	230,413
Total US Treasury Securities (Cost $3,597,332)			3,598,736
Description	Shares	Fair Value
Short-Term Investments | 7.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $381,474)	381,474	$381,474
Total Investments | 99.4% (Cost $5,284,659) (»)		$5,268,505
Cash and Other Assets in Excess of Liabilities | 0.6%		30,743
Net Assets | 100.0%		$5,299,248

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CLP	91,319,040	USD	128,000	BNP	11/15/19	$—	$2,651
CLP	38,172,600	USD	54,000	CIT	10/18/19	—	1,633
CNY	2,716,211	USD	382,000	CIT	11/08/19	—	617
CNY	626,000	USD	87,090	HSB	12/05/19	662	—
COP	158,700,000	USD	46,000	SCB	12/13/19	—	550
CZK	1,575,000	USD	67,687	CIT	06/08/20	—	958
CZK	2,158,000	USD	95,909	CIT	06/08/20	—	4,480
CZK	3,318,000	USD	145,863	CIT	06/08/20	—	5,288
CZK	1,223,000	USD	53,750	SCB	06/08/20	—	1,934
GHS	292,825	USD	53,000	CIT	10/02/19	1,277	—
GHS	292,825	USD	54,271	CIT	10/02/19	6	—
GHS	292,825	USD	52,501	CIT	01/02/20	—	34
HUF	72,403,000	USD	239,999	CIT	03/27/20	—	1,854
IDR	787,976,000	USD	56,000	HSB	11/15/19	—	698
IDR	2,596,770,000	USD	183,000	HSB	11/15/19	—	752
ILS	86,000	USD	24,489	SCB	10/25/19	279	—
INR	22,172,273	USD	321,000	CIT	10/11/19	—	7,790
INR	7,579,530	USD	105,000	CIT	11/08/19	1,817	—
INR	3,780,358	USD	53,000	CIT	02/06/20	—	336
INR	2,454,290	USD	34,000	HSB	10/11/19	670	—
KRW	367,853,000	USD	309,190	SCB	10/24/19	—	2,217
KZT	2,361,000	USD	6,000	SCB	10/30/19	46	—
KZT	18,325,300	USD	47,000	SCB	10/30/19	—	76
MXN	1,410,000	USD	72,824	HSB	10/31/19	—	1,717
MXN	5,289,000	USD	268,821	HSB	10/31/19	—	2,094
PEN	167,364	USD	49,000	HSB	11/07/19	593	—
PEN	355,425	USD	105,000	JPM	10/04/19	446	—
PHP	2,093,600	USD	39,795	JPM	03/31/20	289	—
PLN	1,016,000	USD	256,464	CIT	10/07/19	—	3,090
RUB	3,358,000	USD	50,401	BNP	10/16/19	1,291	—
RUB	3,550,576	USD	53,000	HSB	10/16/19	1,656	—
RUB	10,588,000	USD	166,918	HSB	10/16/19	—	3,929
SGD	550,000	USD	399,129	SCB	10/18/19	—	1,130
THB	6,514,160	USD	214,000	HSB	11/22/19	—	820
TRY	1,016,000	USD	177,022	BNP	10/24/19	1,458	—
TRY	982,000	USD	148,950	HSB	07/02/20	11,512	—
UGX	197,054,000	USD	53,000	CIT	11/18/19	—	30
USD	212,432	AUD	313,000	BNP	10/21/19	1,029	—
USD	17,000	BRL	69,930	CIT	05/18/20	400	—
USD	46,038	COP	158,280,000	SCB	09/26/19	556	—
USD	70,080	CZK	1,616,000	CIT	06/08/20	1,614	—
USD	93,000	CZK	2,146,812	CIT	06/08/20	2,045	—
USD	27,029	CZK	613,000	SCB	06/08/20	1,057	—
USD	3,000	DOP	155,987	CIT	11/29/19	21	—
USD	50,000	EGP	820,875	CIT	10/03/19	—	408

Lazard Emerging Markets Income Portfolio (concluded)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	54,052	GHS	292,825	CIT	10/02/19	$—	$225
USD	153,408	TRY	982,000	SCB	07/02/20	—	7,054
USD	53,964	ZAR	809,000	HSB	11/08/19	804	—
UYU	2,043,800	USD	55,000	CIT	11/06/19	—	43
UYU	1,913,230	USD	55,000	HSB	10/04/19	—	3,270
UYU	1,888,700	USD	50,000	HSB	05/29/20	—	1,462
ZAR	1,478,000	USD	96,655	HSB	11/08/19	467	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$29,995	$57,140

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Preferred Stocks | 1.6%
Broadcom, Inc., 8.000%, 09/30/22 (Cost $148,547)	148	$151,757

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 90.0%
Bermuda | 0.1%
Teekay Corp., 5.000%, 01/15/23 (±)	USD	14	$11,308
Canada | 7.8%
Aphria, Inc., 5.250%, 06/01/24 (±)	USD	107	80,451
Aurora Cannabis, Inc., 5.500%, 02/28/24 (#), (±)	USD	165	141,075
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	186	134,602
Element Fleet Management Corp.:
4.250%, 06/30/20 (±)	CAD	43	32,619
4.250%, 06/30/24 (±)	CAD	91	76,903
First Majestic Silver Corp., 1.875%, 03/01/23 (±)	USD	107	124,430
Tilray, Inc., 5.000%, 10/01/23 (±)	USD	198	128,329
			718,409
Chile | 0.8%
Liberty Latin America, Ltd., 2.000%, 07/15/24 (±)	USD	75	74,898
Mexico | 3.5%
Cemex SAB de CV, 3.720%, 03/15/20 (±)	USD	328	327,387
Norway | 1.5%
Ship Finance International, Ltd., 5.750%, 10/15/21 (±)	USD	131	136,493
United States | 76.3%
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	115	107,145
Akamai Technologies, Inc., 0.375%, 09/01/27 (±)	USD	46	46,892
Alder Biopharmaceuticals, Inc., 2.500%, 02/01/25 (±)	USD	78	86,336
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (±)	USD	233	230,965
Altair Engineering, Inc., 0.250%, 06/01/24 (±)	USD	46	46,310
Arconic, Inc., 1.625%, 10/15/19 (±)	USD	84	83,864
Description	Security Currency	Principal Amount (000)	Fair Value
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (±)	USD	124	$102,687
Benefitfocus, Inc., 1.250%, 12/15/23 (±)	USD	53	45,751
CONMED Corp., 2.625%, 02/01/24 (±)	USD	35	43,316
Coupa Software, Inc., 0.125%, 06/15/25 (±)	USD	82	89,687
Cowen, Inc., 3.000%, 12/15/22 (±)	USD	60	65,578
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	116	131,135
DexCom, Inc., 0.750%, 12/01/23 (±)	USD	36	42,200
Encore Capital Group, Inc.:
3.250%, 03/15/22 (±)	USD	204	206,286
3.250%, 10/01/25 (±)	USD	78	81,156
Enphase Energy, Inc., 1.000%, 06/01/24 (±)	USD	50	66,723
Etsy, Inc., 0.125%, 10/01/26 (±)	USD	36	35,379
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	71	45,618
EZCORP, Inc., 2.375%, 05/01/25 (±)	USD	104	82,425
Green Plains, Inc., 4.000%, 07/01/24 (±)	USD	43	40,069
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	121	112,867
Heska Corp., 3.750%, 09/15/26 (±)	USD	32	35,151
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	142	131,172
IH Merger Sub LLC, 3.500%, 01/15/22 (±)	USD	63	83,684
II VI, Inc., 0.250%, 09/01/22 (±)	USD	100	103,215
IIP Operating Partnership LP, 3.750%, 02/21/24 (±)	USD	123	178,397
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	67	62,896
Inphi Corp., 0.750%, 09/01/21 (±)	USD	75	93,073
Insmed, Inc., 1.750%, 01/15/25 (±)	USD	47	39,176
Intercept Pharmaceuticals, Inc., 2.000%, 05/15/26 (±)	USD	114	102,457
Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21 (±)	USD	87	99,221
Ironwood Pharmaceuticals, Inc.:
2.250%, 06/15/22 (±)	USD	92	91,712
1.500%, 06/15/26 (±)	USD	53	48,511

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Kaman Corp., 3.250%, 05/01/24 (±)	USD	45	$51,336
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	81	71,579
KBR, Inc., 2.500%, 11/01/23 (±)	USD	107	123,793
Knowles Corp., 3.250%, 11/01/21 (±)	USD	129	165,256
Lannett Co., Inc., 4.500%, 10/01/26 (±)	USD	7	6,975
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	160	115,452
3.750%, 02/15/30 (±)	USD	36	25,380
Liberty Media Corp., 2.250%, 12/01/48 (±)	USD	160	182,779
Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	133	110,849
Marriott Vacations Worldwide Corp., 1.500%, 09/15/22 (±)	USD	133	133,329
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	115	148,041
Neurocrine Biosciences, Inc., 2.250%, 05/15/24 (±)	USD	100	136,921
NRG Energy, Inc., 2.750%, 06/01/48 (±)	USD	56	62,936
Nuance Communications, Inc., 1.000%, 12/15/35 (±)	USD	154	145,530
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	92	85,847
Okta, Inc.:
0.250%, 02/15/23	USD	45	94,599
0.125%, 09/01/25 (±)	USD	36	32,595
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	76	85,010
Pacira BioSciences, Inc., 2.375%, 04/01/22 (±)	USD	142	139,653
Palo Alto Networks, Inc., 0.750%, 07/01/23 (±)	USD	23	24,185
PAR Technology Corp., 4.500%, 04/15/24 (±)	USD	43	47,410
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	101	91,106
PDL BioPharma, Inc., 2.750%, 12/01/24 (±)	USD	85	79,102
Perficient, Inc., 2.375%, 09/15/23 (±)	USD	110	131,262
Pluralsight, Inc., 0.375%, 03/01/24 (#), (±)	USD	80	68,597
PRA Group, Inc.:
3.000%, 08/01/20 (±)	USD	112	110,957
Description	Security Currency	Principal Amount (000)	Fair Value
3.500%, 06/01/23 (±)	USD	112	$113,461
PROS Holdings, Inc., 1.000%, 05/15/24 (±)	USD	55	62,233
Rapid7, Inc., 1.250%, 08/01/23 (±)	USD	104	134,786
Redfin Corp., 1.750%, 07/15/23 (±)	USD	102	93,562
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	130	129,223
RH, 0.000%, 09/15/24 (±)	USD	48	48,231
RWT Holdings, Inc., 5.625%, 11/15/19 (±)	USD	112	112,134
SailPoint Technologies Holding, Inc., 0.125%, 09/15/24 (±)	USD	36	34,209
Silicon Laboratories, Inc., 1.375%, 03/01/22 (±)	USD	63	81,945
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	81	87,719
Team, Inc., 5.000%, 08/01/23 (±)	USD	115	127,082
TerraVia Holdings, Inc., 5.000%, 10/01/19	USD	216	4,320
TTM Technologies, Inc., 1.750%, 12/15/20 (±)	USD	57	75,999
Turning Point Brands, Inc., 2.500%, 07/15/24 (±)	USD	120	95,991
Twitter, Inc., 0.250%, 06/15/24 (±)	USD	36	38,101
Verint Systems, Inc., 1.500%, 06/01/21 (±)	USD	4	4,022
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	114	106,567
Wright Medical Group NV, 2.250%, 11/15/21 (±)	USD	88	102,678
Wright Medical Group, Inc., 1.625%, 06/15/23 (±)	USD	70	66,744
Zillow Group, Inc.:
2.000%, 12/01/21 (±)	USD	71	70,379
0.750%, 09/01/24 (±)	USD	103	98,372
Zynga, Inc., 0.250%, 06/01/24 (±)	USD	56	55,741
			7,075,032
Total Convertible Corporate Bonds (Cost $8,431,754)			8,343,527

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Purchased Options | 0.0%
Call
Boingo Wireless, Inc. 21, Expires 11/15/19	RBS	4	$21.00	$400	$52
Evolent Health, Inc. 12.5, Expires 12/20/19	RBS	6	12.50	600	120
Greenbrier Cos., Inc. 35, Expires 11/15/19	RBS	4	35.00	400	280
Infinera Corp. 4, Expires 10/18/19	RBS	11	4.00	1,100	1,045
Nutanix, Inc. 30, Expires 10/18/19	RBS	8	30.00	800	200
Nutanix, Inc. 37.5, Expires 10/18/19	RBS	4	37.50	400	20
Team, Inc. 20, Expires 12/20/19	RBS	9	20.00	900	585
Vishay Intertechnology, Inc. 20, Expires 12/20/19	RBS	17	20.00	1,700	255
Total Purchased Options (Cost $3,900)					2,557

Description	Shares	Fair Value
Short-Term Investments | 44.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $4,163,919)	4,163,919	$4,163,919
Total Investments excluding Securities Sold Short | 136.5% (Cost $12,748,120)		$12,661,760
Securities Sold Short | (35.5)%
Common Stocks | (34.5)%
Bermuda | 0.0%
Teekay Corp.	(568)	(2,272)
Canada | (2.2)%
Aphria, Inc.	(4,760)	(24,704)
Aurora Cannabis, Inc.	(9,589)	(42,096)
Canopy Growth Corp.	(1,291)	(29,574)
Element Fleet Management Corp.	(4,153)	(33,228)
First Majestic Silver Corp.	(8,108)	(73,702)
		(203,304)
Description	Shares	Fair Value
Chile | (0.4)%
Liberty Latin America, Ltd., Class C	(2,197)	$(37,557)
Norway | (0.6)%
Ship Finance International, Ltd.	(3,868)	(54,307)
United States | (31.3)%
Air Transport Services Group, Inc.	(1,959)	(41,178)
Akamai Technologies, Inc.	(118)	(10,783)
Alder Biopharmaceuticals, Inc.	(2,612)	(49,262)
Allscripts Healthcare Solutions, Inc.	(1,601)	(17,579)
Altair Engineering, Inc., Class A	(615)	(21,291)
Atlas Air Worldwide Holdings, Inc.	(736)	(18,569)
Benefitfocus, Inc.	(477)	(11,357)
CONMED Corp.	(280)	(26,922)
Coupa Software, Inc.	(356)	(46,127)
Cowen, Inc., Class A	(2,608)	(40,137)
CSG Systems International, Inc.	(791)	(40,879)
DexCom, Inc.	(145)	(21,640)
Encore Capital Group, Inc.	(3,653)	(121,736)
Enphase Energy, Inc.	(1,980)	(44,015)
Etsy, Inc.	(257)	(14,521)
Evolent Health, Inc., Class A	(1,344)	(9,663)
EZCORP, Inc. Class A	(3,476)	(22,438)
Green Plains, Inc.	(1,936)	(20,512)
Herbalife Nutrition, Ltd.	(927)	(35,096)
Heska Corp.	(270)	(19,135)
Hope Bancorp, Inc.	(1,049)	(15,043)
II-VI, Inc.	(1,238)	(43,590)
Infinera Corp.	(913)	(4,976)
Innovative Industrial Properties, Inc. REIT	(1,421)	(131,258)
Innoviva, Inc.	(1,404)	(14,798)
Inphi Corp.	(953)	(58,181)
Insmed, Inc.	(672)	(11,854)
Intercept Pharmaceuticals, Inc.	(788)	(52,292)
Invitation Homes, Inc. REIT	(2,285)	(67,659)
Ionis Pharmaceuticals, Inc.	(792)	(47,449)
Ironwood Pharmaceuticals, Inc.	(5,651)	(48,514)
Kaman Corp.	(312)	(18,552)
Karyopharm Therapeutics, Inc.	(4,104)	(39,480)
KBR, Inc.	(3,026)	(74,258)
Knowles Corp.	(5,063)	(102,981)
Lannett Co., Inc.	(353)	(3,954)
Ligand Pharmaceuticals, Inc.	(174)	(17,320)
Live Nation Entertainment, Inc.	(1,502)	(99,643)
Marriott Vacations Worldwide Corp.	(357)	(36,989)
Microchip Technology, Inc.	(1,340)	(124,499)
Neurocrine Biosciences, Inc.	(967)	(87,136)
NRG Energy, Inc.	(686)	(27,166)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Nuance Communications, Inc.	(1,774)	$(28,934)
Nutanix, Inc., Class A	(976)	(25,620)
Okta, Inc.	(1,041)	(102,497)
OSI Systems, Inc.	(503)	(51,085)
Pacira BioSciences, Inc.	(762)	(29,009)
Palo Alto Networks, Inc.	(46)	(9,376)
PAR Technology Corp.	(1,086)	(25,814)
Patrick Industries, Inc.	(460)	(19,725)
PDL BioPharma, Inc.	(12,198)	(26,348)
Perficient, Inc.	(2,256)	(87,036)
Pluralsight, Inc., Class A	(554)	(9,304)
PRA Group, Inc.	(1,553)	(52,476)
PROS Holdings, Inc.	(592)	(35,283)
Rapid7, Inc.	(1,936)	(87,875)
Redfin Corp.	(1,675)	(28,207)
Redwood Trust, Inc. REIT	(2,213)	(36,315)
RH	(159)	(27,162)
SailPoint Technologies Holding, Inc.	(827)	(15,457)
Silicon Laboratories, Inc.	(491)	(54,673)
Tabula Rasa HealthCare, Inc.	(867)	(47,633)
Team, Inc.	(3,691)	(66,623)
TTM Technologies, Inc.	(4,717)	(57,524)
Turning Point Brands, Inc.	(1,262)	(29,102)
Twitter, Inc.	(371)	(15,285)
Verint Systems, Inc.	(22)	(941)
Vishay Intertechnology, Inc.	(1,427)	(24,159)
Wright Medical Group NV	(3,442)	(71,008)
Zillow Group, Inc. Class C	(1,857)	(55,376)
Zynga, Inc., Class A	(4,042)	(23,524)
		(2,903,803)
Total Common Stock (Proceeds $3,295,178)		(3,201,243)
Exchange-Traded Funds | (1.0)%
ETFMG Alternative Harvest ETF	(513)	(10,650)
iShares 7-10 Year Treasury Bond ETF	(751)	(84,465)
Total Exchange-Traded Funds (Proceeds $93,290)		(95,115)
Total Securities Sold Short (Proceeds $3,388,468)		(3,296,358)
Total Investments | 101.0% (Cost and short proceeds $9,359,652) (»)		$9,365,402
Liabilities in Excess of Cash and Other Assets | (1.0)%		(93,881)
Net Assets | 100.0%		$9,271,521

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation
USD	152,727	CAD	202,000	SSB	12/19/19	$58

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 23.9%
Chile | 4.2%
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	154	$155,284
China | 0.0%
G3 Exploration, Ltd., 0.000%, 12/31/99 (¶)	USD	460	0
Peru | 5.4%
Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/26 (#)	USD	200	199,750
South Korea | 13.6%
SK E&S Co., Ltd., 4.875%, 11/26/19 (§), (¶)	USD	510	507,672
Venezuela | 0.7%
Petroleos de Venezuela SA:
5.375%, 04/12/27 («)	USD	170	13,600
5.500%, 04/12/37 («)	USD	180	14,400
			28,000
Total Corporate Bonds (Cost $1,303,693)			890,706
Foreign Government Obligations | 108.0%
Argentina | 3.5%
Republic of Argentina:
5.625%, 01/26/22	USD	40	17,460
4.625%, 01/11/23	USD	20	8,381
7.500%, 04/22/26	USD	30	13,125
6.875%, 01/26/27	USD	25	10,563
5.875%, 01/11/28	USD	30	12,300
6.625%, 07/06/28	USD	35	14,577
8.280%, 12/31/33	USD	21	10,351
7.125%, 07/06/36	USD	25	10,788
7.625%, 04/22/46	USD	30	13,095
6.875%, 01/11/48	USD	20	8,450
7.125%, 06/28/2117	USD	30	12,975
			132,065
Brazil | 0.6%
Brazil NTN-B, 6.000%, 08/15/50	BRL	20	22,525
Chile | 4.0%
Republic of Chile:
3.240%, 02/06/28	USD	40	42,575
3.860%, 06/21/47	USD	50	57,641
3.500%, 01/25/50	USD	45	48,614
			148,830
Description	Security Currency	Principal Amount (000)	Fair Value
Costa Rica | 2.0%
Republic of Costa Rica, 5.520%, 05/26/21	USD	75	$75,261
Egypt | 7.6%
Arab Republic of Egypt, 6.200%, 03/01/24	USD	270	281,812
Guatemala | 3.0%
Guatemala Government Bonds:
4.900%, 06/01/30 (#)	USD	60	63,544
6.125%, 06/01/50 (#)	USD	40	46,650
			110,194
Hungary | 6.6%
Hungary:
5.375%, 02/21/23	USD	142	156,156
5.750%, 11/22/23	USD	80	90,875
			247,031
Indonesia | 8.7%
Indonesia Government Bonds, 7.000%, 09/15/30	IDR	4,755,000	325,430
Iraq | 5.5%
Republic of Iraq, 6.752%, 03/09/23	USD	200	204,500
Mexico | 9.0%
Mexican Bonos:
10.000%, 12/05/24	MXN	1,760	101,829
5.750%, 03/05/26	MXN	4,870	233,604
			335,433
Nigeria | 5.4%
Republic of Nigeria, 6.500%, 11/28/27	USD	200	201,875
Panama | 6.1%
Republic of Panama:
4.000%, 09/22/24	USD	65	69,428
7.125%, 01/29/26	USD	80	100,525
4.500%, 05/15/47	USD	35	41,475
3.870%, 07/23/60	USD	15	16,233
			227,661
Peru | 6.1%
Republic of Peru:
2.844%, 06/20/30	USD	164	169,432
6.900%, 08/12/37	PEN	163	58,952
			228,384
Philippines | 10.4%
Republic of Philippines, 3.750%, 01/14/29	USD	345	386,184
Qatar | 6.9%
State of Qatar, 5.103%, 04/23/48	USD	200	255,937

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
South Africa | 2.9%
Republic of South Africa:
4.850%, 09/30/29	USD	35	$34,913
5.750%, 09/30/49	USD	75	74,756
			109,669
Ukraine | 7.6%
Ukraine Government Bonds:
16.060%, 08/03/22 (#)	UAH	480	19,880
7.750%, 09/01/24	USD	135	142,594
15.840%, 02/26/25	UAH	420	17,705
7.750%, 09/01/25	USD	100	105,000
			285,179
United Arab Emirates | 5.2%
Abu Dhabi Government International Bonds, 3.125%, 09/30/49 (#)	USD	200	193,999
Venezuela | 3.1%
Republic of Venezuela:
9.250%, 09/15/27 («)	USD	557	52,915
9.375%, 01/13/34 («)	USD	639	60,705
			113,620
Zambia | 3.8%
Republic of Zambia, 8.970%, 07/30/27	USD	200	142,188
Total Foreign Government Obligations (Cost $4,183,944)			4,027,777
Quasi Government Bonds | 3.4%
Venezuela | 3.4%
Petroleos de Venezuela SA:
9.000%, 11/17/21 («)	USD	280	22,400
6.000%, 11/15/26 («)	USD	510	40,800
5.375%, 04/12/27 («)	USD	315	25,200
9.750%, 05/17/35 («)	USD	280	22,400
5.500%, 04/12/37 («)	USD	229	18,328
Total Quasi Government Bonds (Cost $456,846)			129,128

Description	Shares	Fair Value
Short-Term Investments | 29.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $1,089,803)	1,089,803	$1,089,803
Description	Fair Value
Total Investments | 164.5% (Cost $7,034,286) (»)	$6,137,414
Liabilities in Excess of Cash and Other Assets | (64.5)%	(2,407,143)
Net Assets | 100.0%	$3,730,271

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	37,531	USD	9,012	BRC	10/02/19	$20	$—
BRL	391,468	USD	94,003	BRC	10/02/19	214	—
BRL	805,532	USD	193,433	BRC	10/02/19	440	—
BRL	850,920	USD	207,681	BRC	10/02/19	—	2,884
BRL	1,249,800	USD	300,115	BRC	10/02/19	683	—
BRL	37,531	USD	8,951	BRC	11/04/19	61	—
BRL	22,230	USD	5,338	HSB	10/02/19	12	—
BRL	22,230	USD	5,338	HSB	10/02/19	12	—
BRL	35,568	USD	8,541	HSB	10/02/19	19	—
BRL	35,568	USD	8,541	HSB	10/02/19	19	—
BRL	22,230	USD	5,307	HSB	11/04/19	31	—
BRL	22,230	USD	5,307	HSB	11/04/19	31	—
BRL	35,568	USD	8,550	HSB	11/04/19	—	9
BRL	35,568	USD	8,534	HSB	11/04/19	7	—
BRL	289,800	USD	69,590	JPM	10/02/19	158	—
BRL	966,567	USD	235,906	JPM	10/02/19	—	3,276
BRL	2,895,025	USD	695,184	JPM	10/02/19	1,581	—
BRL	3,434,340	USD	824,690	JPM	10/02/19	1,876	—
BRL	38,282	USD	9,193	SCB	10/02/19	21	—
BRL	943,152	USD	226,480	SCB	10/02/19	515	—
BRL	1,062,310	USD	255,093	SCB	10/02/19	580	—
BRL	1,162,061	USD	283,447	SCB	10/02/19	—	3,766
BRL	6,706,515	USD	1,625,979	SCB	10/02/19	—	11,877
BRL	38,282	USD	9,144	SCB	11/04/19	49	—
BRL	591,489	USD	142,035	UBS	10/02/19	323	—
BRL	747,785	USD	179,728	UBS	10/02/19	247	—
BRL	1,420,477	USD	343,181	UBS	10/02/19	—	1,305
IDR	4,085,347,315	USD	288,570	BRC	10/29/19	—	1,587
IDR	1,413,884,210	USD	94,625	BRC	11/18/19	4,489	—
IDR	9,812,844,041	USD	693,487	HSB	10/29/19	—	4,164
IDR	26,701,616,437	USD	1,885,175	HSB	10/29/19	—	9,466
IDR	6,675,404,109	USD	471,793	SCB	10/29/19	—	2,866
IDR	976,705,040	USD	65,375	SCB	11/18/19	3,092	—
MXN	452,283	USD	23,151	GSC	10/17/19	—	289
MXN	907,870	USD	46,496	GSC	10/17/19	—	606
PEN	111,531	USD	33,333	JPM	10/17/19	—	262
TWD	2,824,502	USD	90,811	BRC	11/15/19	454	—
TWD	2,824,502	USD	91,104	HSB	11/18/19	177	—
TWD	309,550	USD	10,000	JPM	11/18/19	4	—
TWD	9,599,577	USD	308,663	JPM	11/18/19	1,574	—
TWD	17,716,170	USD	570,000	JPM	11/18/19	2,547	—
TWD	3,748,107	USD	120,526	SCB	11/18/19	605	—
USD	8,969	BRL	37,531	BRC	10/02/19	—	64
USD	94,330	BRL	391,468	BRC	10/02/19	112	—
USD	192,780	BRL	805,532	BRC	10/02/19	—	1,093
USD	204,332	BRL	850,920	BRC	10/02/19	—	465

Lazard Explorer Total Return Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	300,000	BRL	1,249,800	BRC	10/02/19	$—	$798
USD	5,318	BRL	22,230	HSB	10/02/19	—	32
USD	5,318	BRL	22,230	HSB	10/02/19	—	32
USD	8,550	BRL	35,568	HSB	10/02/19	—	10
USD	8,566	BRL	35,568	HSB	10/02/19	6	—
USD	70,000	BRL	289,800	JPM	10/02/19	252	—
USD	232,102	BRL	966,567	JPM	10/02/19	—	528
USD	710,000	BRL	2,895,025	JPM	10/02/19	13,235	—
USD	840,000	BRL	3,434,340	JPM	10/02/19	13,434	—
USD	9,162	BRL	38,282	SCB	10/02/19	—	52
USD	225,715	BRL	943,152	SCB	10/02/19	—	1,279
USD	255,670	BRL	1,062,310	SCB	10/02/19	—	3
USD	279,046	BRL	1,162,061	SCB	10/02/19	—	635
USD	1,610,440	BRL	6,706,515	SCB	10/02/19	—	3,663
USD	141,504	BRL	591,489	UBS	10/02/19	—	853
USD	179,566	BRL	747,785	UBS	10/02/19	—	408
USD	341,100	BRL	1,420,477	UBS	10/02/19	—	776
USD	705,917	IDR	10,112,262,028	BOA	11/05/19	—	3,915
USD	166,778	IDR	2,390,589,250	BOA	11/18/19	—	804
USD	693,487	IDR	9,812,844,041	HSB	10/29/19	4,164	—
USD	288,045	IDR	4,085,347,315	JPM	10/29/19	1,062	—
USD	469,075	IDR	6,675,404,109	JPM	10/29/19	148	—
USD	940,000	IDR	13,291,976,000	JPM	10/29/19	6,279	—
USD	328,563	IDR	4,706,006,846	SCB	11/05/19	—	1,776
USD	105,464	MXN	2,061,216	BRC	10/17/19	1,276	—
USD	126,506	MXN	2,458,132	BRC	10/17/19	2,254	—
USD	20,000	PEN	67,000	BRC	10/17/19	133	—
USD	91,084	TWD	2,824,502	HSB	11/15/19	—	182
USD	587,000	TWD	18,346,685	JPM	11/18/19	—	5,924
USD	543,000	TWD	16,971,465	SCB	11/18/19	—	5,480
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$62,196	$71,129

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 72.6%
Australia | 2.0%
AGL Energy, Ltd.	6,791	$87,763
Beach Energy, Ltd.	28,203	48,520
BHP Group, Ltd.	4,257	105,393
BlueScope Steel, Ltd.	3,299	26,769
Cochlear, Ltd.	167	23,500
CSL, Ltd.	532	84,066
Evolution Mining, Ltd.	10,120	30,723
Fortescue Metals Group, Ltd.	15,051	90,267
JB Hi-Fi, Ltd.	1,841	42,294
Qantas Airways, Ltd.	31,838	135,385
Regis Resources, Ltd.	9,506	31,195
Sandfire Resources NL	6,882	30,624
Santos, Ltd.	15,378	80,622
Saracen Mineral Holdings, Ltd. (*)	12,182	28,124
Shopping Centres Australasia Property Group REIT	18,628	32,829
Woolworths Group, Ltd.	2,528	63,691
		941,765
Austria | 0.2%
Erste Group Bank AG	1,841	60,948
OMV AG	442	23,679
		84,627
Belgium | 0.7%
Anheuser-Busch InBev SA Sponsored ADR	1,895	180,309
Colruyt SA	927	50,795
Proximus SADP	1,878	55,796
Telenet Group Holding NV	747	35,261
UCB SA	447	32,459
		354,620
Canada | 3.5%
Air Canada (*)	1,130	36,855
Alimentation Couche-Tard, Inc., Class B	3,706	113,570
BRP, Inc.	1,688	65,680
CAE, Inc.	5,435	138,049
Canadian National Railway Co.	2,295	206,229
Canadian Solar, Inc. (*)	1,965	37,099
Canadian Utilities, Ltd., Class A	931	27,441
CGI, Inc. (*)	1,475	116,633
Colliers International Group, Inc.	373	28,013
Constellation Software, Inc.	95	94,878
Fairfax Financial Holdings, Ltd.	77	33,942
Granite Real Estate Investment Trust	817	39,560
H&R Real Estate Investment Trust	2,955	51,590
Description	Shares	Fair Value
Kirkland Lake Gold, Ltd.	2,062	$92,373
Northland Power, Inc.	3,544	67,999
Restaurant Brands International, Inc.	304	21,615
Rogers Communications, Inc., Class B	3,928	191,323
Teck Resources, Ltd., Class B	4,188	67,901
The Toronto-Dominion Bank	3,081	179,518
Tourmaline Oil Corp.	3,911	38,701
		1,648,969
Denmark | 0.3%
Coloplast A/S, Class B	306	36,890
H. Lundbeck A/S	708	23,491
Novo Nordisk A/S, Class B	677	34,957
SimCorp A/S	439	38,573
		133,911
Finland | 0.2%
Sampo Oyj, A Shares ADR	4,425	87,703
France | 1.2%
Air France-KLM (*)	2,505	26,233
BNP Paribas SA	490	23,891
Electricite de France SA	7,945	88,914
Engie SA	919	15,014
Faurecia SA	358	17,020
Hermes International	41	28,358
Iliad SA	264	24,792
Ipsen SA	16	1,519
Orange SA	2,586	40,591
Peugeot SA	4,796	119,784
Total SA	798	41,544
Ubisoft Entertainment SA ADR (*)	7,570	108,402
Veolia Environnement SA	767	19,458
		555,520
Germany | 1.0%
Allianz SE	340	79,287
CTS Eventim AG & Co. KGaA	543	30,611
Deutsche Telekom AG	1,127	18,920
Muenchener Rueckversicherungs AG	377	97,538
Rheinmetall AG	460	58,227
RWE AG	716	22,403
SAP SE	140	16,459
Siltronic AG	239	18,186
Symrise AG ADR	5,150	124,939
		466,570
Hong Kong | 1.0%
AIA Group, Ltd. Sponsored ADR	4,705	177,050
CK Hutchison Holdings, Ltd.	2,500	21,978
Hang Seng Bank, Ltd. Sponsored ADR	6,325	137,063

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Jardine Matheson Holdings, Ltd.	490	$26,282
Swire Pacific, Ltd., Class A	9,500	88,531
		450,904
Israel | 0.5%
Bank Leumi Le-Israel BM	4,032	28,699
Israel Discount Bank, Ltd., ADR	2,870	127,859
Israel Discount Bank, Ltd., Class A	22,592	99,381
		255,939
Italy | 1.5%
Assicurazioni Generali SpA	932	18,074
Enel SpA	60,573	452,595
Hera SpA	5,918	24,311
Italgas SpA	7,985	51,584
Poste Italiane SpA	12,148	138,276
Terna SpA	4,110	26,396
		711,236
Japan | 5.9%
ANA Holdings, Inc.	600	20,178
Canon, Inc.	700	18,687
Capcom Co., Ltd.	900	23,819
Daito Trust Construction Co., Ltd.	655	83,977
Daiwa House Industry Co., Ltd.	3,000	97,748
Daiwa House Industry Co., Ltd. ADR	3,975	129,188
Dip Corp.	1,500	36,432
East Japan Railway Co.	1,000	95,663
Fuji Media Holdings, Inc.	2,100	27,161
FUJIFILM Holdings Corp.	600	26,442
Fukuoka Financial Group, Inc.	3,800	72,270
Inpex Corp.	2,700	24,629
Japan Airlines Co., Ltd.	1,900	56,472
Japan Post Holdings Co., Ltd.	5,800	53,563
Japan Prime Realty Investment Corp. REIT	6	28,481
Juki Corp.	800	6,742
Kao Corp., ADR	7,630	113,458
Kinden Corp.	900	13,414
Kyushu Electric Power Co., Inc.	1,900	17,934
Marvelous, Inc.	1,800	13,926
McDonald’s Holdings Co. Japan, Ltd.	1,100	53,222
Mitsubishi Heavy Industries, Ltd.	2,400	94,406
Mitsubishi UFJ Financial Group, Inc.	15,077	76,843
Mizuho Financial Group, Inc.	18,159	27,920
Nintendo Co., Ltd.	100	37,231
Nissan Chemical Corp.	500	20,903
Nomura Holdings, Inc.	5,600	23,681
NTT DOCOMO, Inc.	17,718	452,422
Description	Shares	Fair Value
ORIX Corp.	2,013	$30,126
SAMTY Co., Ltd.	1,700	29,645
Seven & I Holdings Co., Ltd.	2,800	107,449
Shikoku Electric Power Co., Inc.	1,700	16,081
Shin-Etsu Chemical Co., Ltd.	1,000	107,747
Showa Denko KK	700	18,450
SoftBank Group Corp.	500	19,639
Stanley Electric Co., Ltd.	600	15,991
Sumitomo Mitsui Trust Holdings, Inc.	1,800	65,245
Sumitomo Realty & Development Co., Ltd.	600	22,932
Suzuken Co., Ltd.	500	26,982
TechnoPro Holdings Inc., ADR	11,625	139,732
Teijin, Ltd.	1,095	21,137
The Chiba Bank, Ltd.	8,000	41,393
The Chugoku Electric Power Co., Inc.	1,331	17,095
The Dai-ichi Life Insurance Co., Ltd.	5,600	85,099
The Gunma Bank, Ltd.	4,100	13,369
The Hachijuni Bank, Ltd.	6,800	27,831
The Shizuoka Bank, Ltd.	4,000	29,967
Tosoh Corp.	1,600	21,299
Yamaha Corp. Sponsored ADR	3,675	166,257
		2,770,278
Luxembourg | 0.1%
ArcelorMittal	4,649	65,532
Netherlands | 0.9%
Euronext NV	540	44,142
Koninklijke Ahold Delhaize NV	1,667	41,701
Royal Dutch Shell PLC, A Shares	1,075	31,421
Wolters Kluwer NV	179	13,074
Wolters Kluwer NV Sponsored ADR	3,845	280,358
		410,696
Norway | 0.5%
Aker BP ASA	740	19,719
DNO ASA	11,121	15,957
Equinor ASA	1,160	22,004
Leroy Seafood Group ASA	3,445	20,925
Orkla ASA	3,016	27,460
Salmar ASA	849	37,275
Telenor ASA	3,366	67,539
TGS NOPEC Geophysical Co. ASA	625	15,917
		226,796
Puerto Rico | 0.1%
EVERTEC, Inc.	846	26,412
Singapore | 0.5%
Jardine Cycle & Carriage, Ltd.	2,010	43,754

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Oversea-Chinese Banking Corp., Ltd.	2,259	$17,803
Oversea-Chinese Banking Corp., Ltd. ADR	9,365	147,452
Singapore Technologies Engineering, Ltd.	7,025	19,523
		228,532
Spain | 0.4%
Amadeus IT Group SA	248	17,785
Banco Bilbao Vizcaya Argentaria SA	9,499	49,559
CIE Automotive SA	816	20,478
Corporacion Financiera Alba SA	178	8,672
Iberdrola SA	10,488	108,994
		205,488
Sweden | 0.8%
Assa Abloy AB ADR	8,700	96,482
Axfood AB	1,089	23,138
Boliden AB	603	13,875
Epiroc AB ADR	12,260	132,163
Hexagon AB ADR	2,240	107,722
		373,380
Switzerland | 2.4%
ABB, Ltd. Sponsored ADR	5,850	115,070
Alcon, Inc. (*)	1,153	67,208
Helvetia Holding AG	215	29,675
Novartis AG	1,353	117,461
Novartis AG Sponsored ADR	2,235	194,222
Partners Group Holding AG	61	46,793
Roche Holding AG	1,325	386,403
STMicroelectronics NV	2,136	41,386
Swisscom AG	76	37,484
The Swatch Group AG	501	25,216
Zurich Insurance Group AG	162	61,990
		1,122,908
United Kingdom | 4.6%
Admiral Group PLC	1,478	38,499
Anglo American PLC	2,558	58,930
Associated British Foods PLC	675	19,110
Auto Trader Group PLC	6,734	42,220
Britvic PLC	3,113	37,642
Bunzl PLC Sponsored ADR	4,395	114,797
Coca-Cola European Partners PLC	2,795	154,983
Compass Group PLC	2,742	70,551
Compass Group PLC Sponsored ADR	5,962	153,521
Diageo PLC Sponsored ADR	1,830	299,242
Dunelm Group PLC	2,197	22,644
Fiat Chrysler Automobiles NV	2,932	37,990
Howden Joinery Group PLC	6,776	46,680
Description	Shares	Fair Value
Imperial Brands PLC	668	$15,006
International Consolidated Airlines Group SA	7,006	40,870
Lloyds Banking Group PLC	221,143	147,475
Prudential PLC ADR	3,690	134,279
RELX PLC	1,860	44,130
RELX PLC Sponsored ADR	8,660	205,415
Rio Tinto PLC	650	33,762
Rio Tinto, Ltd.	1,540	96,855
Royal Bank of Scotland Group PLC	6,419	16,401
SSP Group PLC	4,926	37,546
The Weir Group PLC Sponsored ADR	6,280	54,322
Unilever PLC Sponsored ADR	3,780	227,178
WH Smith PLC	1,362	33,279
		2,183,327
United States | 44.3%
3M Co.	628	103,243
AbbVie, Inc.	1,804	136,599
Accenture PLC, Class A	1,215	233,705
AES Corp.	3,194	52,190
Aflac, Inc.	2,138	111,860
Akamai Technologies, Inc. (*)	1,335	121,992
Allegion PLC	117	12,127
Alphabet, Inc., Class A (*)	235	286,968
Alphabet, Inc., Class C (*)	34	41,446
Altria Group, Inc.	915	37,423
Amazon.com, Inc. (*)	212	368,013
American Express Co.	2,436	288,130
American States Water Co.	500	44,930
American Tower Corp. REIT	383	84,693
Ameriprise Financial, Inc.	648	95,321
AmerisourceBergen Corp.	1,180	97,149
Amgen, Inc.	476	92,111
Aon PLC	2,254	436,307
Apple, Inc.	2,872	643,242
Applied Materials, Inc.	512	25,549
AutoZone, Inc. (*)	146	158,354
AXA Equitable Holdings, Inc.	3,063	67,876
Bank of America Corp.	5,328	155,418
Baxter International, Inc.	255	22,305
Best Buy Co., Inc.	292	20,145
BorgWarner, Inc.	488	17,900
Boston Scientific Corp. (*)	3,990	162,353
Bristol-Myers Squibb Co.	3,622	183,672
Broadcom, Inc.	98	27,055
Burlington Stores, Inc. (*)	424	84,724
Cable One, Inc.	26	32,622
Cadence Design Systems, Inc. (*)	1,176	77,710

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Cardinal Health, Inc.	571	$26,945
Cboe Global Markets, Inc.	393	45,160
CBRE Group, Inc., Class A (*)	2,386	126,482
CDW Corp.	814	100,317
Cerner Corp.	1,069	72,874
Chevron Corp.	2,433	288,554
Church & Dwight Co., Inc.	584	43,940
Cigna Corp. (*)	842	127,807
Cisco Systems, Inc.	2,860	141,313
Citigroup, Inc.	989	68,320
Citizens Financial Group, Inc.	1,245	44,036
Colgate-Palmolive Co.	1,431	105,193
Comcast Corp., Class A	5,103	230,043
Comerica, Inc.	486	32,071
ConocoPhillips	3,665	208,832
Continental Resources, Inc. (*)	348	10,715
CoreLogic, Inc. (*)	2,200	101,794
Corteva, Inc. (*)	792	22,176
Costco Wholesale Corp.	209	60,215
Crown Castle International Corp. REIT	243	33,779
Cummins, Inc.	413	67,183
CVS Health Corp.	894	56,385
Darden Restaurants, Inc.	1,230	145,411
Delta Air Lines, Inc.	959	55,238
Devon Energy Corp.	918	22,087
Discover Financial Services	824	66,818
Dollar General Corp.	900	143,046
E*TRADE Financial Corp.	2,405	105,074
Edison International	1,901	143,373
Electronic Arts, Inc. (*)	290	28,368
Eli Lilly & Co.	1,946	217,621
Encompass Health Corp.	1,578	99,856
F5 Networks, Inc. (*)	626	87,903
Facebook, Inc., Class A (*)	484	86,191
FactSet Research Systems, Inc.	108	26,241
GreenSky, Inc., Class A (*)	1,866	12,773
H&R Block, Inc.	969	22,888
HCA Healthcare, Inc.	707	85,137
HEICO Corp., Class A	265	25,787
Honeywell International, Inc.	2,511	424,861
Humana, Inc.	124	31,703
IDEXX Laboratories, Inc. (*)	48	13,053
Intel Corp.	5,263	271,202
Intercontinental Exchange, Inc.	3,024	279,024
International Business Machines Corp.	623	90,597
Intuit, Inc.	1,079	286,949
Description	Shares	Fair Value
IQVIA Holdings, Inc. (*)	1,930	$288,303
JetBlue Airways Corp. (*)	2,067	34,622
Johnson & Johnson	4,673	604,593
JPMorgan Chase & Co.	155	18,242
Keysight Technologies, Inc. (*)	362	35,204
Kimberly-Clark Corp.	1,870	265,633
Kohl’s Corp.	358	17,778
Lam Research Corp.	135	31,200
Lockheed Martin Corp.	1,138	443,888
Lowe’s Cos., Inc.	1,370	150,645
LPL Financial Holdings, Inc.	690	56,511
Lululemon Athletica, Inc. (*)	916	176,357
MasTec, Inc. (*)	372	24,154
MasterCard, Inc., Class A	558	151,536
Maxim Integrated Products, Inc.	352	20,384
McDonald’s Corp.	1,070	229,740
McGrath RentCorp	454	31,594
McKesson Corp.	293	40,041
Mellanox Technologies, Ltd. (*)	335	36,713
Merck & Co., Inc.	4,120	346,822
MetLife, Inc.	1,517	71,542
Micron Technology, Inc. (*)	2,177	93,284
Microsoft Corp.	4,239	589,348
Morgan Stanley	1,700	72,539
Morningstar, Inc.	181	26,451
Motorola Solutions, Inc.	1,470	250,503
Nasdaq, Inc.	360	35,766
National Retail Properties, Inc. REIT	1,665	93,906
NIKE, Inc., Class B	2,878	270,302
Nordstrom, Inc.	789	26,566
Northern Oil and Gas, Inc. (*)	10,976	21,513
Northrop Grumman Corp.	854	320,071
Occidental Petroleum Corp.	1,831	81,425
Omnicom Group, Inc.	610	47,763
PayPal Holdings, Inc. (*)	217	22,479
PDC Energy, Inc. (*)	780	21,645
PepsiCo, Inc.	1,613	221,142
Philip Morris International, Inc.	1,800	136,674
Pinnacle West Capital Corp.	1,745	169,387
Pioneer Natural Resources Co.	341	42,888
PotlatchDeltic Corp. REIT	430	17,667
Premier, Inc., Class A (*)	1,580	45,694
PTC, Inc. (*)	1,610	109,770
Public Service Enterprise Group, Inc.	567	35,199
Radian Group, Inc.	2,018	46,091
Raytheon Co.	123	24,131
Republic Services, Inc.	1,873	162,108

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Rockwell Automation, Inc.	1,065	$175,512
Ross Stores, Inc.	591	64,921
S&P Global, Inc.	780	191,084
Simon Property Group, Inc. REIT	1,410	219,466
Skyworks Solutions, Inc.	232	18,386
Starbucks Corp.	2,144	189,572
Synchrony Financial	988	33,681
Synovus Financial Corp.	1,637	58,539
Sysco Corp.	2,937	233,198
T Rowe Price Group, Inc.	296	33,818
T-Mobile US, Inc. (*)	290	22,843
Take-Two Interactive Software, Inc. (*)	517	64,801
Tanger Factory Outlet Centers, Inc. REIT	1,796	27,802
Target Corp.	791	84,566
TE Connectivity, Ltd.	1,216	113,307
Tech Data Corp. (*)	275	28,666
Texas Instruments, Inc.	1,270	164,135
The Coca-Cola Co.	7,281	396,378
The Estee Lauder Cos., Inc., Class A	2,127	423,167
The Hershey Co.	1,605	248,759
The Kroger Co.	1,656	42,692
The Procter & Gamble Co.	3,523	438,191
The Progressive Corp.	459	35,458
The TJX Cos., Inc.	5,555	309,636
Thermo Fisher Scientific, Inc.	1,075	313,115
Tractor Supply Co.	268	24,238
Ulta Salon Cosmetics & Fragrance, Inc. (*)	77	19,300
United Continental Holdings, Inc. (*)	572	50,571
United Rentals, Inc. (*)	698	86,999
UnitedHealth Group, Inc.	728	158,209
Verizon Communications, Inc.	4,712	284,416
Viacom, Inc., Class B	697	16,749
Visa, Inc., Class A	1,532	263,519
VMware, Inc., Class A	159	23,860
Vulcan Materials Co.	296	44,767
Walmart, Inc.	469	55,661
Waste Management, Inc.	1,499	172,385
Western Alliance Bancorp	612	28,201
WW Grainger, Inc.	151	44,870
Zebra Technologies Corp., Class A (*)	290	59,847
Zions BanCorp.	416	18,520
Zoetis, Inc.	2,644	329,416
		20,781,502
Total Common Stocks (Cost $31,149,156)		34,086,615
Description	Shares	Fair Value
Preferred Stocks | 0.1%
Germany | 0.1%
Porsche Automobil Holding SE (Cost $23,051)	356	$23,160

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 6.8%
Australia | 0.2%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	110	$79,436
Canada | 0.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	225	172,331
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	90	69,998
			242,329
France | 0.2%
Schneider Electric SE, 2.950%, 09/27/22	USD	115	117,533
Germany | 0.2%
BMW Finance NV, 0.875%, 08/16/22	GBP	90	109,852
Netherlands | 0.7%
BNG Bank NV, 5.000%, 09/16/20	NZD	181	117,213
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	200	208,604
			325,817
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	78,115
Switzerland | 0.3%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	122	127,226
United Kingdom | 0.4%
Unilever Capital Corp., 3.250%, 03/07/24	USD	200	210,693
United States | 4.1%
American Express Co., 3.000%, 10/30/24	USD	120	123,936
Apple, Inc., 3.850%, 05/04/43	USD	190	213,172
Bank of America Corp., 3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	134	136,654
Citigroup, Inc., 2.539% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	228	155,822

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	225	$169,854
Johnson & Johnson, 3.625%, 03/03/37	USD	37	41,268
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	123	129,860
McDonald’s Corp., 3.125%, 03/04/25	CAD	225	175,457
Microsoft Corp., 4.450%, 11/03/45	USD	169	213,423
Morgan Stanley, 3.625%, 01/20/27	USD	125	132,097
Starbucks Corp., 4.450%, 08/15/49	USD	125	145,108
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	83	86,352
Verizon Communications, Inc., 3.875%, 02/08/29	USD	164	180,112
			1,903,115
Total Corporate Bonds (Cost $3,097,484)			3,194,116
Foreign Government Obligations | 11.0%
Australia | 0.3%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	180	131,811
Bermuda | 0.9%
Government of Bermuda:
4.854%, 02/06/24	USD	200	218,750
3.717%, 01/25/27	USD	200	210,187
			428,937
Canada | 1.0%
City of Vancouver, 2.900%, 11/20/25	CAD	93	73,659
Province of Quebec:
1.650%, 03/03/22	CAD	120	90,389
3.000%, 09/01/23	CAD	170	134,066
2.500%, 04/20/26	USD	185	191,884
			489,998
Chile | 0.7%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	85,000	129,920
Republic of Chile, 3.125%, 01/21/26	USD	200	210,187
			340,107
Description	Security Currency	Principal Amount (000)	Fair Value
Czech Republic | 0.8%
Czech Republic, 2.150% (PRIB0R 6 Month - 0.100%), 11/19/27 (§)	CZK	8,630	$370,582
France | 0.6%
Government of France, 1.750%, 06/25/39	EUR	216	305,157
Hungary | 1.2%
Hungary, 6.375%, 03/29/21	USD	152	161,262
Hungary Government Bonds:
2.500%, 10/24/24	HUF	35,340	123,457
2.750%, 12/22/26	HUF	35,520	126,022
3.000%, 10/27/27	HUF	36,360	131,185
			541,926
Ireland | 0.6%
Ireland Government Bonds:
1.350%, 03/18/31	EUR	113	140,503
1.700%, 05/15/37	EUR	95	125,853
			266,356
Italy | 0.2%
Italy Government International Bonds, 6.875%, 09/27/23	USD	95	110,172
Japan | 0.4%
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	200,873
Mexico | 0.4%
Mexico Cetes, 0.000%, 04/23/20	MXN	25,026	120,449
United Mexican States, 6.750%, 02/06/24	GBP	35	51,593
			172,042
New Zealand | 0.3%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	185	124,814
Norway | 1.1%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	200	198,816
Oslo Kommune:
2.350%, 09/04/24	NOK	2,000	224,053
2.080% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	1,000	111,003
			533,872
Panama | 0.5%
Republic of Panama, 4.000%, 09/22/24	USD	200	213,625

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Poland | 0.8%
Poland Government Bonds, 1.790%, 05/25/28 (§)	PLN	1,540	$374,101
Romania | 0.3%
Romania Government Bonds, 2.375%, 04/19/27	EUR	100	119,418
Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	165	141,466
United Kingdom | 0.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	100	140,918
1.500%, 07/22/47	GBP	113	156,668
			297,586
Total Foreign Government Obligations (Cost $5,112,957)			5,162,843
Quasi Government Bonds | 1.2%
Canada | 0.7%
Export Development Canada, 1.800%, 09/01/22	CAD	440	333,239
Germany | 0.5%
KFW, 2.750%, 04/16/20	AUD	335	228,096
Total Quasi Government Bonds (Cost $562,347)			561,335
Supranational Bonds | 2.6%
Asian Development Bank:
1.000%, 12/15/22	GBP	115	143,034
2.125%, 03/19/25	USD	203	208,042
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	60	59,920
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	235	175,383
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	125	80,605
2.500%, 08/03/23	CAD	345	267,589
2.900%, 11/26/25	AUD	95	70,012
International Finance Corp.:
3.625%, 05/20/20	NZD	180	114,448
2.700%, 03/15/23	AUD	122	86,635
Total Supranational Bonds (Cost $1,211,502)			1,205,668
US Municipal Bonds | 0.6%
California | 0.5%
California State Build America Bonds, 7.500%, 04/01/34	USD	95	146,402
Description	Security Currency	Principal Amount (000)	Fair Value
State of California, 4.500%, 04/01/33	USD	100	$113,716
			260,118
New York | 0.1%
New York State Urban Development Corp., 3.900%, 03/15/33	USD	40	44,320
Total US Municipal Bonds (Cost $286,715)			304,438
US Treasury Securities | 3.5%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	139	137,956
US Treasury Bonds, 2.250%, 08/15/49 USD		127	130,746
US Treasury Notes:
1.750%, 05/15/23	USD	410	412,418
2.125%, 05/15/25	USD	400	411,359
2.875%, 08/15/28	USD	360	395,902
3.125%, 11/15/41	USD	120	143,109
Total US Treasury Securities (Cost $1,603,499)			1,631,490

Description	Shares	Fair Value
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $718,884)	718,884	$718,884
Total Investments | 99.9% (Cost $43,765,595) (»)		$46,888,549
Cash and Other Assets in Excess of Liabilities | 0.1%		36,339
Net Assets | 100.0%		$46,924,888

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	59,066	USD	40,000	CIT	11/14/19	$—	$75
AUD	29,552	USD	20,000	HSB	11/14/19	—	25
AUD	49,785	USD	33,700	HSB	11/14/19	—	49
AUD	56,198	USD	38,200	HSB	11/14/19	—	214
AUD	32,058	USD	22,000	JPM	11/14/19	—	331
AUD	39,742	USD	27,048	JPM	11/14/19	—	185
AUD	190,231	USD	129,282	JPM	11/14/19	—	700
CAD	31,403	USD	23,600	HSB	11/14/19	119	—
CAD	52,682	USD	39,700	HSB	11/14/19	92	—
CAD	59,632	USD	44,900	HSB	11/14/19	141	—
CAD	109,047	USD	82,400	JPM	11/14/19	—	35
CAD	401,673	USD	302,675	JPM	11/14/19	714	—
CAD	52,885	USD	40,000	MSC	11/14/19	—	55
CHF	6,786	USD	7,000	HSB	11/14/19	—	176
CHF	9,610	USD	10,000	HSB	11/14/19	—	336
CHF	11,587	USD	11,900	HSB	11/14/19	—	248
CHF	13,030	USD	13,400	HSB	11/14/19	—	297
CHF	47,229	USD	48,956	HSB	11/14/19	—	1,462
CLP	16,818,015	USD	24,262	CIT	10/18/19	—	1,190
CLP	145,756,119	USD	210,272	CIT	10/18/19	—	10,315
CZK	794,050	USD	34,200	JPM	10/25/19	—	639
CZK	1,340,210	USD	57,600	JPM	10/25/19	—	955
CZK	1,379,317	USD	60,000	JPM	10/25/19	—	1,702
CZK	1,509,909	USD	65,200	JPM	10/25/19	—	1,382
CZK	2,204,800	USD	95,684	JPM	10/25/19	—	2,496
CZK	3,391,676	USD	144,852	JPM	10/25/19	—	1,499
EUR	173,039	USD	195,943	CIT	10/10/19	—	7,225
EUR	503,956	USD	569,516	CIT	10/10/19	—	19,896
EUR	156,353	USD	175,077	HSB	10/10/19	—	4,557
EUR	161,966	USD	182,524	HSB	10/10/19	—	5,882
EUR	198,697	USD	222,000	HSB	10/10/19	—	5,299
EUR	204,807	USD	226,654	HSB	10/10/19	—	3,289
EUR	335,555	USD	373,500	HSB	10/10/19	—	7,540
EUR	381,416	USD	425,000	HSB	10/10/19	—	9,023
EUR	458,533	USD	518,151	HSB	10/10/19	—	18,070
EUR	108,573	USD	119,848	JPM	10/10/19	—	1,437
EUR	402,384	USD	454,668	JPM	10/10/19	—	15,823
EUR	354,374	USD	400,000	JPM	10/25/19	—	13,080
EUR	120,483	USD	133,312	SSB	12/27/19	—	1,099
GBP	48,986	USD	60,200	HSB	11/14/19	134	—
GBP	53,259	USD	64,339	HSB	11/14/19	1,257	—
GBP	80,528	USD	100,683	HSB	11/14/19	—	1,500
GBP	82,128	USD	101,300	HSB	11/14/19	—	148
GBP	90,700	USD	110,000	HSB	11/14/19	1,711	—
GBP	93,993	USD	114,600	HSB	11/14/19	1,166	—

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HUF	18,161,850	USD	62,293	HSB	10/28/19	$—	$3,088
HUF	22,244,240	USD	73,753	JPM	10/28/19	—	1,240
HUF	26,247,098	USD	90,940	JPM	10/28/19	—	5,379
IDR	599,248,000	USD	41,485	HSB	02/12/20	33	—
JPY	99,253,224	USD	946,447	CIT	11/14/19	—	25,930
JPY	20,185,723	USD	192,500	HSB	11/14/19	—	5,289
JPY	34,052,297	USD	323,800	HSB	11/14/19	—	7,984
JPY	38,510,881	USD	364,300	HSB	11/14/19	—	7,133
JPY	88,092,991	USD	839,965	HSB	11/14/19	—	22,952
JPY	9,014,594	USD	85,957	JPM	11/14/19	—	2,352
JPY	38,666,258	USD	370,000	JPM	11/14/19	—	11,392
JPY	3,183,716	USD	29,817	SSB	12/27/19	—	187
KRW	206,319,800	USD	173,000	HSB	02/10/20	—	250
MXN	198,876	USD	10,000	HSB	11/14/19	7	—
MXN	616,618	USD	31,306	HSB	11/14/19	—	279
NOK	211,298	USD	23,600	HSB	11/14/19	—	358
NOK	355,978	USD	40,000	HSB	11/14/19	—	844
NOK	357,775	USD	39,700	HSB	11/14/19	—	347
NOK	402,910	USD	44,900	HSB	11/14/19	—	582
NZD	15,471	USD	10,000	CIT	11/14/19	—	303
NZD	95,379	USD	61,808	CIT	11/14/19	—	2,023
NZD	10,925	USD	7,000	JPM	11/14/19	—	152
NZD	18,668	USD	11,900	JPM	11/14/19	—	198
NZD	20,784	USD	13,400	JPM	11/14/19	—	373
NZD	46,530	USD	30,000	JPM	11/14/19	—	834
NZD	133,549	USD	83,836	JPM	11/14/19	—	126
PLN	279,790	USD	70,726	HSB	11/14/19	—	916
SEK	577,791	USD	60,000	JPM	11/14/19	—	1,142
SGD	35,773	USD	26,013	JPM	11/14/19	—	118
USD	106,046	AUD	155,812	CIT	11/14/19	728	—
USD	46,119	AUD	68,236	HSB	11/14/19	—	3
USD	56,747	AUD	83,742	HSB	11/14/19	144	—
USD	90,261	AUD	133,408	HSB	11/14/19	87	—
USD	106,606	AUD	156,898	HSB	11/14/19	554	—
USD	5,383	AUD	7,910	JPM	11/14/19	37	—
USD	313,781	AUD	461,044	JPM	11/14/19	2,150	—
USD	11,278	AUD	16,705	MSC	11/14/19	—	13
USD	49,300	AUD	72,431	MSC	11/14/19	342	—
USD	128,776	AUD	190,171	MSC	11/14/19	235	—
USD	352,132	AUD	518,536	SSB	12/27/19	1,197	—
USD	84,338	CAD	111,269	CIT	11/14/19	295	—
USD	30,141	CAD	39,924	HSB	11/14/19	—	14
USD	69,226	CAD	91,570	HSB	11/14/19	62	—
USD	129,902	CAD	172,633	HSB	11/14/19	—	491
USD	158,309	CAD	210,889	HSB	11/14/19	—	979
USD	210,573	CAD	278,921	HSB	11/14/19	—	100
USD	266,966	CAD	355,111	HSB	11/14/19	—	1,254

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	288,544	CAD	380,676	HSB	11/14/19	$1,013	$—
USD	345,045	CAD	455,296	JPM	11/14/19	1,153	—
USD	16,008	CAD	21,117	MSC	11/14/19	58	—
USD	67,400	CAD	89,299	MSC	11/14/19	—	49
USD	220,541	CAD	292,626	MSC	11/14/19	—	485
USD	399,771	CAD	529,653	SSB	12/27/19	—	607
USD	12,000	CLP	8,445,000	CIT	10/18/19	415	—
USD	24,109	CLP	17,128,695	CIT	10/18/19	611	—
USD	123,075	CLP	83,972,953	CIT	10/18/19	7,876	—
USD	11,237	CZK	256,696	JPM	10/25/19	388	—
USD	20,293	CZK	466,886	JPM	10/25/19	560	—
USD	20,855	CZK	486,075	JPM	10/25/19	310	—
USD	36,863	CZK	855,749	JPM	10/25/19	694	—
USD	42,448	CZK	982,070	JPM	10/25/19	940	—
USD	47,177	CZK	1,102,562	JPM	10/25/19	576	—
USD	47,554	CZK	1,106,210	JPM	10/25/19	799	—
USD	92,335	CZK	2,142,937	JPM	10/25/19	1,761	—
USD	149,790	CZK	3,520,608	JPM	10/25/19	988	—
USD	21,158	CZK	490,868	JPM	11/14/19	408	—
USD	133,941	EUR	118,865	CIT	10/10/19	4,305	—
USD	105,626	EUR	94,742	HSB	10/10/19	2,299	—
USD	151,718	EUR	136,174	HSB	10/10/19	3,205	—
USD	488,000	EUR	441,286	HSB	10/10/19	6,729	—
USD	511,000	EUR	452,737	HSB	10/10/19	17,239	—
USD	150,700	EUR	135,833	HSB	11/14/19	2,176	—
USD	12,200	EUR	10,851	JPM	10/10/19	365	—
USD	20,900	EUR	18,446	JPM	10/10/19	783	—
USD	150,174	EUR	135,052	JPM	10/10/19	2,885	—
USD	372,800	EUR	332,877	JPM	10/10/19	9,760	—
USD	142,334	EUR	126,900	JPM	10/25/19	3,779	—
USD	27,312	GBP	22,259	HSB	11/14/19	—	104
USD	43,301	GBP	35,402	HSB	11/14/19	—	302
USD	48,179	GBP	39,370	HSB	11/14/19	—	311
USD	68,565	GBP	56,513	HSB	11/14/19	—	1,039
USD	73,356	GBP	60,368	HSB	11/14/19	—	997
USD	86,979	GBP	72,000	HSB	11/14/19	—	1,699
USD	142,700	GBP	113,652	HSB	11/14/19	2,721	—
USD	35,882	HUF	10,594,679	HSB	10/28/19	1,345	—
USD	58,548	HUF	17,028,758	HSB	10/28/19	3,037	—
USD	68,261	HUF	20,259,704	HSB	10/28/19	2,218	—
USD	69,984	HUF	20,481,180	HSB	10/28/19	3,218	—
USD	99,999	HUF	29,141,603	HSB	10/28/19	5,002	—
USD	24,800	HUF	7,287,232	JPM	10/28/19	1,045	—
USD	41,679	HUF	12,001,640	JPM	10/28/19	2,555	—
USD	103,272	HUF	29,737,889	JPM	10/28/19	6,332	—
USD	126,947	HUF	36,913,825	JPM	10/28/19	6,614	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	62,874	ILS	219,857	SSB	12/27/19	$—	$664
USD	452,103	JPY	47,411,727	CIT	11/14/19	12,386	—
USD	82,700	JPY	8,891,407	HSB	11/14/19	237	—
USD	425,700	JPY	45,828,307	HSB	11/14/19	668	—
USD	101,400	JPY	10,704,605	JPM	11/14/19	2,121	—
USD	31,100	KRW	37,018,330	HSB	02/10/20	105	—
USD	121,204	MXN	2,400,450	HSB	11/14/19	422	—
USD	54,500	NOK	488,756	HSB	11/14/19	739	—
USD	182,765	NOK	1,619,588	HSB	11/14/19	4,618	—
USD	155,861	NOK	1,408,949	SSB	12/27/19	772	—
USD	75,379	NZD	117,039	CIT	11/14/19	2,017	—
USD	155,078	NZD	239,309	CIT	11/14/19	5,077	—
USD	4,883	NZD	7,604	JPM	11/14/19	117	—
USD	23,300	NZD	36,941	JPM	11/14/19	145	—
USD	37,401	NZD	58,557	JPM	11/14/19	696	—
USD	70,426	NZD	109,512	JPM	11/14/19	1,783	—
USD	74,473	NZD	117,151	JPM	11/14/19	1,041	—
USD	134,354	NZD	207,368	JPM	11/14/19	4,373	—
USD	21,100	PLN	81,258	HSB	11/14/19	825	—
USD	22,502	PLN	88,279	HSB	11/14/19	476	—
USD	42,014	PLN	162,263	HSB	11/14/19	1,528	—
USD	42,503	PLN	167,079	HSB	11/14/19	815	—
USD	43,527	PLN	172,407	HSB	11/14/19	510	—
USD	121,052	PLN	466,600	HSB	11/14/19	4,631	—
USD	149,843	PLN	589,410	HSB	11/14/19	2,779	—
USD	13,016	SGD	18,059	HSB	11/14/19	—	56
USD	21,645	SGD	30,043	HSB	11/14/19	—	102
USD	25,967	SGD	36,016	HSB	11/14/19	—	104
USD	39,488	SGD	54,606	HSB	11/14/19	—	40
USD	21,710	SGD	30,047	JPM	11/14/19	—	39
USD	29,536	SGD	40,849	JPM	11/14/19	—	33
USD	55,326	SGD	76,163	SSB	12/27/19	165	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$166,413	$249,490

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 75.5%
Equity Funds | 41.9%
Franklin FTSE Japan ETF	158,400	$3,950,496
Invesco Aerospace & Defense ETF (±)	20,360	1,378,372
Invesco Water Resources ETF (±)	41,850	1,531,710
Invesco WilderHill Clean Energy ETF	36,450	1,063,247
iShares Core Dividend Growth ETF (±)	117,100	4,583,294
iShares Expanded Tech Sector ETF (±)	9,500	2,061,690
iShares Expanded Tech-Software Sector ETF (±)	7,800	1,652,664
iShares Russell Mid-Cap Value ETF (±)	46,850	4,202,445
Vanguard Industrials ETF (±)	15,035	2,196,162
Vanguard S&P 500 ETF (±)	31,700	8,641,420
Vanguard Small-Cap Value ETF (±)	32,300	4,161,855
		35,423,355
Fixed-Income Funds | 33.6%
Goldman Sachs Access Treasury 0-1 Year ETF (±)	35,200	3,533,376
iShares 1-3 Year Treasury Bond ETF (±)	89,400	7,582,908
Vanguard Intermediate-Term Corporate Bond ETF (±)	90,200	8,229,848
Vanguard Intermediate-Term Treasury ETF (±)	135,300	9,020,451
		28,366,583
Total Exchange-Traded Funds (Cost $60,618,364)		63,789,938
Closed-End Management Investment Companies | 4.8%
Royce Value Trust, Inc. (±) (Cost $4,072,309)	292,700	4,027,552
Short-Term Investments | 25.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $21,310,333)	21,310,333	21,310,333
Total Investments excluding Securities Sold Short | 105.5% (Cost $86,001,006)		89,127,823
Securities Sold Short | (5.5)%
Exchange-Traded Funds | (5.5)%
iShares MSCI ACWI ETF	(22,600)	(1,666,750)
Description	Shares	Fair Value
SPDR S&P 500 ETF Trust	(9,890)	$(2,935,055)
Total Securities Sold Short (Proceeds $4,501,212)		(4,601,805)
Total Investments | 100.0% (Cost and short proceeds $81,499,794)		$84,526,018
Liabilities in Excess of Cash and Other Assets | 0.0%		(16,661)
Net Assets | 100.0%		$84,509,357

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•)
Common Stocks | 56.8%
Australia | 2.6%
AGL Energy, Ltd.	1,932	$24,968
Atlas Arteria, Ltd.	15,835	83,429
AusNet Services	13,853	16,959
CSL, Ltd.	313	49,460
Goodman Group REIT	10,745	102,816
IDP Education, Ltd.	971	10,265
Transurban Group	11,687	116,013
Woolworths Group, Ltd.	1,868	47,063
		450,973
Canada | 3.2%
Agnico Eagle Mines, Ltd.	360	19,300
Alimentation Couche-Tard, Inc., Class B	1,250	38,306
Atco, Ltd., Class I	993	36,337
Bank of Montreal	520	38,300
BCE, Inc.	962	46,530
Boardwalk Real Estate Investment Trust	1,050	35,197
Canadian National Railway Co.	217	19,485
Capital Power Corp.	372	8,614
CI Financial Corp.	1,803	26,306
Empire Co., Ltd., Class A	290	7,852
Fairfax Financial Holdings, Ltd.	31	13,665
Great-West Lifeco, Inc.	317	7,611
Kirkland Lake Gold, Ltd.	317	14,201
National Bank of Canada	155	7,712
Northland Power, Inc.	1,888	36,225
Nutrien, Ltd.	300	14,964
Rogers Communications, Inc., Class B	294	14,320
Royal Bank of Canada	797	64,652
Sun Life Financial, Inc.	206	9,211
TELUS Corp.	378	13,441
The Bank of Nova Scotia	168	9,542
The North West Co., Inc.	558	11,919
The Toronto-Dominion Bank	1,010	58,892
		552,582
China | 0.4%
China Vanke Co., Ltd., Class H	18,500	64,769
Denmark | 0.1%
Novo Nordisk A/S, Class B	159	8,210
Scandinavian Tobacco Group A/S	672	7,863
		16,073
Finland | 0.0%
Cramo Oyj	753	8,065
Description	Shares	Fair Value
France | 2.2%
AXA SA	404	$10,326
Electricite de France SA	633	7,084
Eutelsat Communications SA	6,163	114,757
L’Oreal SA	154	43,152
Unibail-Rodamco-Westfield REIT	264	38,486
Vinci SA	1,536	165,563
		379,368
Germany | 1.6%
ADO Properties SA	1,363	56,150
Allianz SE	53	12,359
Aroundtown SA	3,174	25,960
Deutsche Lufthansa AG	783	12,443
Fraport AG	1,238	105,005
Vonovia SE	1,136	57,627
		269,544
Hong Kong | 2.4%
Dairy Farm International Holdings, Ltd.	3,100	19,541
Jardine Matheson Holdings, Ltd.	72	3,862
Link Real Estate Investment Trust	8,500	93,317
Power Assets Holdings, Ltd.	19,500	131,065
Sun Hung Kai Properties, Ltd.	7,000	101,199
Wharf Real Estate Investment Co., Ltd.	11,000	60,306
		409,290
Israel | 0.2%
Azrieli Group, Ltd.	498	39,113
Italy | 4.9%
ASTM SpA	1,505	48,155
Atlantia SpA	6,754	163,537
Enel SpA	4,947	36,963
Hera SpA	17,748	72,908
Italgas SpA	15,962	103,117
Poste Italiane SpA	1,342	15,276
Snam SpA	32,850	166,089
Societa Iniziative Autostradali e Servizi SpA	1,831	31,968
Terna SpA	30,068	193,106
		831,119
Japan | 2.6%
East Japan Railway Co.	200	19,133
GLP J-Reit	52	68,960
Invincible Investment Corp. REIT	94	57,999
KDDI Corp.	400	10,456
Mitsubishi Estate Co., Ltd.	6,300	121,990
Mitsui Fudosan Co., Ltd.	4,000	99,550
NTT DOCOMO, Inc.	1,000	25,535
Tokio Marine Holdings, Inc.	300	16,107

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
West Japan Railway Co.	300	$25,412
		445,142
Luxembourg | 0.9%
SES SA	8,399	153,178
Mexico | 0.2%
Corp Inmobiliaria Vesta SAB de CV	24,500	37,630
Netherlands | 0.1%
Cimpress NV (*)	73	9,624
NN Group NV	239	8,485
		18,109
New Zealand | 0.0%
Spark New Zealand, Ltd.	2,466	6,815
Norway | 0.1%
Mowi ASA	323	7,452
Salmar ASA	173	7,595
		15,047
Philippines | 0.3%
Megaworld Corp.	555,300	46,847
Singapore | 0.7%
CapitaLand, Ltd.	26,600	68,133
DBS Group Holdings, Ltd.	559	10,075
Jardine Cycle & Carriage, Ltd.	900	19,591
Singapore Airlines, Ltd.	800	5,296
Singapore Technologies Engineering, Ltd.	5,700	15,841
		118,936
South Korea | 0.1%
S-Oil Corp.	267	22,286
Spain | 1.3%
Ferrovial SA	5,671	163,857
Iberdrola SA	1,088	11,307
Merlin Properties Socimi SA REIT	3,805	53,159
		228,323
Sweden | 0.1%
Swedish Match AB	237	9,804
Switzerland | 0.5%
Novartis AG	163	14,151
Roche Holding AG	233	67,949
		82,100
United Arab Emirates | 0.2%
Emaar Properties PJSC	21,186	26,606
United Kingdom | 5.4%
Admiral Group PLC	1,083	28,210
Ashtead Group PLC	364	10,129
Description	Shares	Fair Value
Auto Trader Group PLC	1,512	$9,480
Derwent London PLC REIT	1,021	42,319
Great Portland Estates PLC REIT	4,126	38,048
Howden Joinery Group PLC	3,473	23,926
Imperial Brands PLC	1,296	29,113
International Consolidated Airlines Group SA	1,659	9,689
National Grid PLC	15,380	166,760
Pennon Group PLC	11,176	113,625
Segro PLC REIT	7,662	76,385
Severn Trent PLC	5,869	156,291
The Go-Ahead Group PLC	281	6,962
Unilever NV	362	21,752
United Utilities Group PLC	17,925	181,941
		914,630
United States | 26.7%
AbbVie, Inc.	202	15,295
Aflac, Inc.	379	19,829
Agilent Technologies, Inc.	123	9,426
Alexandria Real Estate Equities, Inc.	623	95,967
American Electric Power Co., Inc.	1,119	104,839
American Express Co.	162	19,161
American Homes 4 Rent, Class A REIT	2,991	77,437
American Tower Corp. REIT	392	86,683
Americold Realty Trust REIT	2,519	93,379
Amgen, Inc.	38	7,353
Aon PLC	356	68,911
Apple, Inc.	144	32,252
AutoZone, Inc. (*)	23	24,946
Bank of America Corp.	387	11,289
Best Buy Co., Inc.	103	7,106
Biogen, Inc. (*)	39	9,080
Boston Properties, Inc. REIT	570	73,906
Bristol-Myers Squibb Co.	197	9,990
Burlington Stores, Inc. (*)	45	8,992
Campbell Soup Co.	323	15,155
Cboe Global Markets, Inc.	103	11,836
CF Industries Holdings, Inc.	385	18,942
Charles River Laboratories International, Inc. (*)	100	13,237
Church & Dwight Co., Inc.	171	12,866
Cigna Corp. (*)	162	24,590
Cisco Systems, Inc.	144	7,115
Colgate-Palmolive Co.	197	14,482
Consolidated Edison, Inc.	1,163	109,869
Copart, Inc. (*)	332	26,670
Costco Wholesale Corp.	105	30,252

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
Cracker Barrel Old Country Store, Inc.	60	$9,759
CSX Corp.	2,355	163,131
Darden Restaurants, Inc.	176	20,807
Edison International	126	9,503
Eli Lilly & Co.	415	46,409
Equinix, Inc. REIT	296	170,733
Equity Lifestyle Properties, Inc. REIT	713	95,257
Essential Properties Realty Trust, Inc. REIT	2,872	65,798
Essex Property Trust, Inc. REIT	318	103,875
Exelon Corp.	314	15,169
Extra Space Storage, Inc. REIT	547	63,901
F5 Networks, Inc. (*)	163	22,888
Fastenal Co.	241	7,874
Ferguson PLC	89	6,502
H&R Block, Inc.	360	8,503
HCP, Inc. REIT	885	31,533
Hilton Worldwide Holdings, Inc.	966	89,944
Honeywell International, Inc.	65	10,998
Hudson Pacific Properties, Inc.	1,533	51,294
Humana, Inc.	68	17,386
Intel Corp.	533	27,466
Intercontinental Exchange, Inc.	229	21,130
IQVIA Holdings, Inc. (*)	144	21,511
Johnson & Johnson	458	59,256
JPMorgan Chase & Co.	196	23,067
Kansas City Southern	1,243	165,331
KAR Auction Services, Inc.	263	6,457
Kimberly-Clark Corp.	286	40,626
Lamb Weston Holdings, Inc.	202	14,689
Lockheed Martin Corp.	95	37,056
Lowe’s Cos., Inc.	68	7,477
Marathon Petroleum Corp.	545	33,109
Marsh & McLennan Cos., Inc.	201	20,110
MasterCard, Inc., Class A	162	43,994
McCormick & Co., Inc.	98	15,317
McDonald’s Corp.	95	20,397
McGrath RentCorp	125	8,699
Merck & Co., Inc.	518	43,605
MetLife, Inc.	161	7,593
Mettler-Toledo International, Inc. (*)	27	19,019
Nasdaq, Inc.	311	30,898
NIKE, Inc., Class B	274	25,734
Norfolk Southern Corp.	934	167,802
Northrop Grumman Corp.	118	44,225
Olin Corp.	682	12,767
Park Hotels & Resorts, Inc. REIT	952	23,771
Description	Shares	Fair Value
Paychex, Inc.	186	$15,395
PepsiCo, Inc.	128	17,549
Pfizer, Inc.	787	28,277
Pinnacle West Capital Corp.	82	7,960
Prologis, Inc. REIT	1,791	152,629
Raytheon Co.	132	25,897
Republic Services, Inc.	744	64,393
Ross Stores, Inc.	256	28,122
Simon Property Group, Inc. REIT	736	114,558
Starbucks Corp.	685	60,568
Synchrony Financial	268	9,136
Sysco Corp.	795	63,123
Target Corp.	182	19,458
Texas Instruments, Inc.	171	22,100
The Allstate Corp.	255	27,713
The Boeing Co.	33	12,556
The Estee Lauder Cos., Inc., Class A	51	10,146
The Hershey Co.	348	53,937
The Home Depot, Inc.	105	24,362
The Macerich Co. REIT	1,426	45,047
The Procter & Gamble Co.	673	83,708
The TJX Cos., Inc.	989	55,127
The Toro Co.	145	10,629
Thermo Fisher Scientific, Inc.	192	55,924
Tyson Foods, Inc., Class A	73	6,288
Union Pacific Corp.	928	150,317
UnitedHealth Group, Inc.	171	37,162
Verizon Communications, Inc.	119	7,183
Visa, Inc., Class A	243	41,798
Vocera Communications, Inc. (*)	214	5,275
Vulcan Materials Co.	150	22,686
Walgreens Boots Alliance, Inc.	153	8,462
Walmart, Inc.	322	38,215
Waste Connections, Inc.	187	17,204
Waste Management, Inc.	592	68,080
Waters Corp. (*)	59	13,171
Weyerhaeuser Co. REIT	3,139	86,950
WW Grainger, Inc.	49	14,560
Zoetis, Inc.	85	10,590
		4,549,480
Total Common Stocks (Cost $8,668,258)		9,695,829
Exchange-Traded Funds | 2.4%
SPDR Gold Shares (*), (Δ) (Cost $357,975)	2,929	406,750

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (concluded)
Foreign Government Obligations | 8.9%
Australia | 0.3%
Australia Government Bonds, 3.000%, 09/20/25	AUD	56	$56,181
Canada | 0.8%
Canadian Government Real Return Bonds:
4.250%, 12/01/26	CAD	50	48,564
2.000%, 12/01/41	CAD	89	90,693
			139,257
Denmark | 0.6%
Denmark Inflation Linked Government Bonds, 0.100%, 11/15/23	DKK	646	100,687
France | 1.4%
Government of France, 1.850%, 07/25/27	EUR	170	233,900
Italy | 1.7%
Italy Buoni Poliennali Del Tesoro:
0.100%, 05/15/22	EUR	147	163,241
2.350%, 09/15/24	EUR	105	129,610
			292,851
New Zealand | 0.6%
New Zealand Government Bonds, 3.000%, 09/20/30	NZD	120	104,706
Spain | 1.5%
Spain Government Inflation Linked Bonds:
0.300%, 11/30/21	EUR	135	152,032
1.800%, 11/30/24	EUR	80	100,419
			252,451
Sweden | 0.3%
Sweden Inflation Linked Bonds, 3.500%, 12/01/28	SEK	215	44,519
United Kingdom | 1.7%
United Kingdom Gilt Inflation Linked:
1.875%, 11/22/22	GBP	84	121,463
0.750%, 03/22/34	GBP	83	165,006
			286,469
Total Foreign Government Obligations (Cost $1,468,927)			1,511,021
US Treasury Securities | 16.7%
Treasury Inflation Protected Security:
0.125%, 04/15/20	USD	860	852,717
1.125%, 01/15/21	USD	1,005	1,008,218
2.375%, 01/15/25	USD	293	325,823
Description	Security Currency	Principal Amount (000)	Fair Value
2.500%, 01/15/29	USD	552	$667,514
Total US Treasury Securities (Cost $2,839,830)			2,854,272

Description	Shares	Fair Value
Short-Term Investments | 14.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Δ) (Cost $2,385,565)	2,385,565	$2,385,565
Total Investments | 98.8% (Cost $15,720,555) (»)		$16,853,437
Cash and Other Assets in Excess of Liabilities | 1.2%		207,244
Net Assets | 100.0%		$17,060,681

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	29,478	USD	20,060	HSB	11/14/19	$—	$134
AUD	14,572	USD	10,000	JPM	11/14/19	—	151
AUD	47,182	USD	32,055	SSB	12/27/19	—	123
CAD	5,823	USD	4,400	JPM	11/14/19	—	2
GBP	69,544	USD	84,012	HSB	11/14/19	1,642	—
JPY	64,603	USD	616	JPM	11/14/19	—	17
NZD	71,561	USD	46,373	CIT	11/14/19	—	1,518
NZD	13,959	USD	9,000	JPM	11/14/19	—	250
SEK	93,256	USD	9,837	HSB	11/14/19	—	337
USD	53,461	AUD	78,563	HSB	11/14/19	359	—
USD	252,477	AUD	370,195	SSB	12/27/19	1,936	—
USD	24,431	CAD	32,232	CIT	11/14/19	85	—
USD	34,406	CAD	45,602	CIT	12/27/19	—	66
USD	108,793	CAD	143,530	HSB	11/14/19	382	—
USD	6,603	CAD	8,711	MSC	11/14/19	24	—
USD	105,253	DKK	696,109	CIT	11/14/19	3,286	—
USD	105,860	EUR	96,180	CIT	12/27/19	317	—
USD	695,024	EUR	624,426	CIT	12/27/19	9,805	—
USD	32,910	EUR	29,361	HSB	10/10/19	888	—
USD	766,516	EUR	678,706	HSB	10/10/19	26,312	—
USD	638,964	EUR	574,321	SSB	12/27/19	8,728	—
USD	82,239	GBP	68,061	CIT	11/14/19	—	1,588
USD	256,834	GBP	212,603	HSB	11/14/19	—	5,018
USD	580,065	GBP	460,685	SSB	12/27/19	11,572	—
USD	20,463	HKD	160,198	CIT	12/27/19	8	—
USD	109,554	HKD	857,663	SSB	12/27/19	44	—
USD	726	MXN	14,304	HSB	11/14/19	6	—
USD	130,861	NZD	201,938	CIT	11/14/19	4,284	—
USD	50,973	SEK	483,252	HSB	11/14/19	1,746	—
USD	5,460	SEK	51,768	JPM	11/14/19	186	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$71,610	$9,204

Futures Contracts open at September 30, 2019 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	5	$50,000	10/29/2019	111,268	$116,500	$5,232	$—
Low Sulphur Gasoil	1	100	11/12/2019	55,628	58,650	3,022	—
Cotton No. 2	1	50,000	12/06/2019	33,239	30,415	—	2,824
Sugar 11	2	224,000	02/28/2020	29,487	28,336	—	1,151
Total gross unrealized appreciation/depreciation on Futures Contracts						$8,254	$3,975

Lazard Real Assets and Pricing Opportunities Portfolio (•) (concluded)

Total Return Swap Agreements open at September 30, 2019 (Δ):

Pay	Currency	Counterparty	Notional	Expiration		Payment	Unrealized
			Amount	Date	Receive	Frequency	Depreciation
0.00%	USD	GSC	$2,233,368	10/24/19	Appreciation, and dividends paid, on commodities in a custom momentum basket	Upon Maturity	$214,765

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of September 30, 2019:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	3.39%
Bean Oil	BCOMBO	2.57
Brent Crude	BCOMCO	10.91
Coffee	BCOMKC	1.89
Copper	BCOMHG	10.68
Corn	BCOMCN	9.01
Cotton	BCOMCT	0.12
Crude Oil	BCOMCO	11.60
Gasoline (RBOB)	BCOMRB	4.20
Gold	BCOMGC	0.01
Heating Oil	BCOMHO	3.44
Kansas Wheat	BCOMKW	1.36
Lean Hogs	BCOMLH	4.54
Live Cattle	BCOMLC	3.66
Natural Gas	BCOMNG	2.18
Nickel	BCOMNI	4.21
Silver	BCOMSI	6.21
Soy Meal	BCOMSM	2.20
Soybeans	BCOMSY	6.99
Sugar	BCOMSB	4.06
Wheat	BCOMWH	4.05
Zinc	BCOMZS	2.72
Total		100.00%

Information Classification: Limited Access

The Lazard Funds, Inc. Notes to Portfolios of Investments September 30, 2019 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2019, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage	0.8%
Emerging Markets Debt	6.4%
Global Fixed Income	2.1%
US Corporate Income	45.9%
Emerging Markets Income	2.9%
Enhanced Opportunities	3.7%
Explorer Total Return	14.0%
Global Dynamic Multi-Asset	1.2%

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2019 which may step up at a future date.
(«)	Issue in default.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2019.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¶)	Date shown is the next perpetual call date.
(•)	Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio, Ltd., a wholly-owned subsidiary of the Portfolio.

Affiliates disclosure

Issue	Value at December 31, 2018	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at September 30, 2019	Value at September 30, 2019
Emerging Markets Equity
Imperial Logistics, Ltd. *	$34,041,858	$116,679	$(29,354,163)	$(13,312,722)	$8,508,348	$485,533	—	$—
Weichai Power Co., Ltd., Class H *	134,116,483	2,666,123	(41,905,271)	10,654,669	31,485,739	5,285,634	94,502,288	137,017,743
Total Securities	$168,158,341	$2,782,802	$(71,259,434)	$(2,658,053)	$39,994,087	$5,771,167	94,502,288	$137,017,743

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.

Security Abbreviations:

ADR	- American Depositary Receipt	NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
BBSW	- Bank Bill Swap Reference Rate	NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETF	- Exchange-Traded Fund	NVDR	- Non-Voting Depository Receipt
GDR	- Global Depositary Receipt	PJSC	- Public Joint Stock Company
JSC	- Joint Stock Company	PRIBOR	- Prague Interbank Offered Rate
LIBOR	- London Interbank Offered Rate	REIT	- Real Estate Investment Trust
NIBOR	- Norway Interbank Offered Rate

Currency Abbreviations:

AUD	- Australian Dollar	KRW	- South Korean Won
BRL	- Brazilian Real	KZT	- Kazakhstan Tenge
CAD	- Canadian Dollar	MXN	- Mexican New Peso
CHF	- Swiss Franc	NOK	- Norwegian Krone
CLP	- Chilean Peso	NZD	- New Zealand Dollar
CNY	- Chinese Renminbi	PEN	- Peruvian Nuevo Sol
COP	- Colombian Peso	PHP	- Philippine Peso
CZK	- Czech Koruna	PLN	- Polish Zloty
DKK	- Danish Krone	RON	- New Romanian Leu
DOP	- Dominican Republic Peso	RUB	- Russian Ruble
EGP	- Egyptian Pound	SEK	- Swedish Krona
EUR	- Euro	SGD	- Singapore Dollar
GBP	- British Pound Sterling	THB	- Thai Baht
GHS	- Ghanaian Cedi	TRY	- New Turkish Lira

HKD	- Hong Kong Dollar	TWD	- Taiwan Dollar
HUF	- Hungarian Forint	UAH	- Ukrainian Hryvnia
IDR	- Indonesian Rupiah	UGX	- Ugandan Shilling
ILS	- Israeli Shekel	USD	- United States Dollar
INR	- Indian Rupee	UYU	- Uruguayan Peso
JPY	- Japanese Yen	ZAR	- South African Rand

Counterparty Abbreviations:

BNP	- BNP Paribas SA	JPM	- JPMorgan Chase Bank NA
BOA	- Bank of America NA	MEL	- The Bank of New York Mellon Corp.
BRC	- Barclays Bank PLC	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio
Industry*
Aerospace & Defense	—%	—%	0.2%	0.3%	—%	—%
Air Freight & Logistics	1.2	—	—	1.2	—	—
Airlines	—	1.0	0.9	—	—	—
Auto Components	—	0.5	0.4	1.2	1.6	—
Automobiles	—	1.1	0.9	1.0	3.4	—
Banks	24.4	20.0	15.4	24.3	24.6	—
Beverages	1.3	2.2	0.8	1.4	0.7	3.0
Biotechnology	—	—	0.3	—	—	—
Building Products	—	—	0.4	—	—	—
Capital Markets	—	1.1	1.4	—	—	—
Chemicals	0.9	3.9	0.9	0.6	0.7	—
Commercial Services & Suppliers	0.9	—	0.6	1.1	—	6.3
Communications Equipment	0.8	—	—	—	—	—
Construction & Engineering	1.7	—	0.5	1.3	—	—
Construction Materials	0.8	1.6	2.0	1.6	2.7	—
Consumer Finance	1.6	—	0.6	0.4	—	—
Containers & Packaging	—	—	—	0.2	—	—
Diversified Consumer Services	2.1	1.9	0.8	0.5	—	5.0
Diversified Financial Services	—	1.1	0.9	—	—	—
Diversified Telecommunication Services	—	2.2	3.6	1.1	2.2	—
Electric Utilities	—	—	0.6	—	—	1.0
Electrical Equipment	2.0	—	—	0.6	—	—
Electronic Equipment, Instruments & Components	1.6	1.2	1.4	2.8	2.0	4.9
Energy Equipment & Services	—	0.5	—	—	—	—
Entertainment	4.0	3.1	1.6	5.6	3.1	—
Food & Staples Retailing	—	—	2.1	0.4	1.8	—
Food Products	—	0.8	2.1	0.7	—	—
Gas Utilities	1.0	—	1.6	0.6	1.1	—
Health Care Equipment & Supplies	—	—	—	0.6	—	1.0
Health Care Providers & Services	4.4	0.5	—	2.0	0.7	21.4
Hotels, Restaurants & Leisure	0.6	—	0.6	0.6	—	6.3
Household Durables	—	0.7	0.2	0.3	1.1	—
Household Products	—	—	0.4	0.6	1.0	—
Independent Power & Renewable Electricity Producers	—	—	0.5	—	—	—
Industrial Conglomerates	—	1.0	1.4	1.3	2.1	—
Insurance	1.9	6.2	4.0	2.4	3.7	—
Interactive Media & Services	9.9	6.8	5.2	5.0	1.0	1.9
Internet & Direct Marketing Retail	5.4	5.9	6.3	2.2	—	—
IT Services	1.6	1.4	3.1	3.9	5.1	4.0
Life Sciences Tools & Services	0.7	0.5	—	—	—	—
Machinery	2.4	1.2	1.1	1.8	1.7	—
Marine	—	—	0.2	—	—	—
Media	—	—	—	0.6	—	10.7
Metals & Mining	2.2	3.0	3.5	1.2	2.8	—
Multiline Retail	—	—	0.2	—	—	—
Multi-Utilities	—	—	—	—	—	3.0
Oil, Gas & Consumable Fuels	8.6	6.9	7.2	5.9	9.6	—
Paper & Forest Products	0.9	1.2	—	—	0.7	—
Personal Products	—	1.8	0.6	0.3	0.9	—
Pharmaceuticals	—	—	1.6	0.8	—	—
Professional Services	—	—	—	—	—	7.9

Real Estate Management & Development	—	1.9	2.5	0.2	—	—
Road & Rail	1.5	1.3	—	0.3	—	2.9
Semiconductors & Semiconductor Equipment	5.3	7.1	6.8	7.4	7.8	2.0
Software	—	—	0.4	—	—	4.1
Specialty Retail	1.6	—	1.2	0.3	0.3	2.0
Technology Hardware, Storage & Peripherals	5.1	5.4	6.0	4.8	5.8	—
Textiles, Apparel & Luxury Goods	1.1	1.9	1.7	1.0	—	5.0
Tobacco	—	—	1.0	0.6	1.4	—
Trading Companies & Distributors	—	0.5	—	—	—	—
Transportation Infrastructure	—	1.5	1.2	1.7	1.8	1.0
Water Utilities	0.9	—	—	1.1	—	3.1
Wireless Telecommunication Services	—	0.9	2.0	3.5	6.9	—
Subtotal	98.4	99.8	98.9	97.3	98.3	96.5
Short-Term Investments	1.5	—	1.2	2.3	1.5	8.3
Total Investments	99.9%	99.8%	100.1%	99.6%	99.8%	104.8%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio
Industry*
Aerospace & Defense	1.1%	—%	6.3%
Air Freight & Logistics	—	—	1.0
Airlines	—	—	0.6
Automobiles	—	—	0.8
Banks	5.3	—	3.2
Beverages	8.7	—	4.4
Biotechnology	—	—	1.3
Building Products	0.8	—	—
Capital Markets	5.8	—	8.6
Chemicals	2.0	—	1.5
Communications Equipment	3.2	—	—
Construction & Engineering	—	9.5	—
Electric Utilities	—	10.1	—
Electrical Equipment	2.6	—	—
Electronic Equipment, Instruments & Components	1.0	—	0.5
Entertainment	1.0	—	5.9
Gas Utilities	—	7.5	—
Health Care Equipment & Supplies	2.1	—	6.3
Hotels, Restaurants & Leisure	3.2	—	—
Household Products	3.1	—	—
Industrial Conglomerates	1.9	—	—
Insurance	6.8	—	5.8
Interactive Media & Services	4.5	—	7.4
Internet & Direct Marketing Retail	0.8	—	1.3
IT Services	5.1	—	8.3
Leisure Products	1.1	—	0.9
Life Sciences Tools & Services	5.4	—	2.8
Machinery	1.8	—	1.0
Media	—	7.1	1.4
Metals & Mining	—	—	0.8
Multiline Retail	2.5	—	1.6
Multi-Utilities	—	12.2	1.6
Oil, Gas & Consumable Fuels	—	—	2.0
Personal Products	3.2	—	1.0
Pharmaceuticals	6.2	—	5.1
Professional Services	5.8	—	2.9
Real Estate Management & Development	1.1	—	—
Road & Rail	1.7	20.4	0.9
Semiconductors & Semiconductor Equipment	2.6	—	2.1
Software	4.2	—	6.9
Specialty Retail	0.9	—	—
Textiles, Apparel & Luxury Goods	—	—	0.9
Trading Companies & Distributors	0.7	—	1.3
Transportation Infrastructure	—	15.0	—
Water Utilities	—	11.4	—
Subtotal	96.2	93.2	96.4
Short-Term Investments	4.5	4.9	3.2
Total Investments	100.7%	98.1%	99.6%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio
Industry*
Aerospace & Defense	1.6%	6.4%	2.5%	2.9%	—%	6.3%
Air Freight & Logistics	—	—	—	—	1.9	—
Airlines	1.8	—	1.1	1.0	—	1.4
Auto Components	1.1	—	—	0.8	1.1	—
Automobiles	2.0	3.4	3.1	2.9	—	4.2
Banks	7.8	8.8	7.8	8.7	2.2	7.8
Beverages	0.8	8.2	5.7	3.7	2.7	6.8
Biotechnology	0.9	—	—	0.7	—	1.4
Building Products	0.4	—	2.2	2.4	3.5	1.5
Capital Markets	1.9	—	1.2	—	6.7	5.1
Chemicals	2.1	—	5.1	2.4	—	—
Commercial Services & Suppliers	0.4	—	—	—	2.5	—
Construction & Engineering	0.1	—	1.2	1.0	—	—
Consumer Finance	—	—	—	—	—	0.9
Containers & Packaging	—	2.1	1.0	—	—	—
Distributors	0.1	—	—	—	—	—
Diversified Consumer Services	0.2	—	—	—	0.6	—
Diversified Financial Services	1.8	—	—	—	4.3	—
Diversified Telecommunication Services	1.1	—	2.2	2.5	1.6	—
Electric Utilities	4.1	—	0.9	0.8	—	—
Electrical Equipment	1.3	—	1.6	1.3	0.9	1.7
Electronic Equipment, Instruments & Components	0.9	5.3	1.5	—	4.3	1.2
Energy Equipment & Services	—	—	—	—	1.8	—
Equity Real Estate Investment Trusts (REITs)	0.3	—	—	—	—	—
Entertainment	0.5	1.3	3.3	2.7	1.6	4.3
Food & Staples Retailing	1.2	2.1	0.9	—	2.7	—
Food Products	3.6	—	—	—	1.4	—
Gas Utilities	—	—	—	1.0	—	—
Health Care Equipment & Supplies	1.4	4.3	3.1	3.4	—	3.5
Health Care Providers & Services	0.5	—	0.6	—	2.2	—
Health Care Technology	—	—	—	—	1.2	—
Hotels, Restaurants & Leisure	2.0	—	1.6	1.3	4.9	1.5
Household Durables	—	—	—	—	1.9	—
Industrial Conglomerates	0.9	—	—	—	1.1	0.7
Insurance	6.2	14.2	8.3	11.8	—	9.7
Interactive Media & Services	0.7	3.2	—	2.3	4.7	0.7
Internet & Direct Marketing Retail	—	—	—	2.0	—	1.2
IT Services	1.1	5.6	1.4	2.5	3.9	3.0
Leisure Products	0.2	—	0.9	—	—	0.9
Life Sciences Tools & Services	—	—	—	1.0	1.5	—
Machinery	3.5	2.5	3.1	2.1	4.7	3.7
Media	0.1	—	1.3	—	2.1	2.5
Metals & Mining	3.8	—	1.3	1.1	1.6	1.8
Multiline Retail	—	—	1.0	1.0	—	0.8
Multi-Utilities	—	3.8	2.2	1.8	—	1.9
Oil, Gas & Consumable Fuels	6.7	6.7	6.0	5.9	—	3.7
Personal Products	3.3	—	3.8	3.3	—	3.2
Pharmaceuticals	9.7	3.8	5.7	5.2	4.3	5.2
Professional Services	2.1	—	4.3	3.7	5.2	4.7
Real Estate Management & Development	3.4	4.7	3.1	1.6	9.6	1.7
Road & Rail	1.8	—	1.1	1.0	—	—

Semiconductors & Semiconductor Equipment	2.4	—	—	1.4	—	0.7
Software	2.0	4.0	2.6	3.0	3.6	—
Specialty Retail	1.2	—	—	0.4	2.2	—
Technology Hardware, Storage & Peripherals	0.6	4.5	2.1	2.1	—	—
Textiles, Apparel & Luxury Goods	2.4	—	—	0.7	1.6	—
Thrifts & Mortgage Finance	—	—	—	—	—	0.9
Tobacco	1.5	—	—	—	—	—
Trading Companies & Distributors	0.6	—	1.5	0.9	1.9	1.2
Water Utilities	—	—	—	0.6	0.7	—
Wireless Telecommunication Services	3.1	—	1.0	—	—	—
Subtotal	97.2	94.9	97.3	94.9	98.7	95.8
Short-Term Investments	1.6	3.7	2.7	4.7	1.1	3.7
Total Investments	98.8%	98.6%	100.0%	99.6%	99.8%	99.5%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio
Industry*
Aerospace & Defense	2.3%	—%
Airlines	1.4	—
Banks	3.1	0.6
Beverages	2.8	—
Biotechnology	1.4	—
Capital Markets	3.1	—
Chemicals	0.2	—
Commercial Services & Suppliers	3.2	—
Communications Equipment	0.6	—
Consumer Finance	0.8	—
Distributors	0.4	—
Diversified Consumer Services	0.2	—
Diversified Financial Services	0.4	—
Diversified Telecommunication Services	3.4	—
Electric Utilities	4.5	1.9
Electronic Equipment, Instruments & Components	1.1	—
Equity Real Estate Investment Trusts (REITs)	4.8	—
Food & Staples Retailing	4.9	—
Food Products	2.4	—
Gas Utilities	0.2	—
Health Care Equipment & Supplies	0.5	—
Health Care Providers & Services	2.1	—
Hotels, Restaurants & Leisure	3.9	—
Household Products	4.1	—
Independent Power & Renewable Electricity Producers	0.6	—
Industrial Conglomerates	1.7	—
Insurance	7.2	—
Interactive Media & Services	0.4	—
IT Services	1.7	—
Leisure Products	0.3	—
Life Sciences Tools & Services	0.2	—
Machinery	0.4	—
Media	1.2	—
Metals & Mining	3.4	0.8
Multiline Retail	0.8	—
Multi-Utilities	1.6	—
Oil, Gas & Consumable Fuels	1.6	1.6
Personal Products	1.8	—
Pharmaceuticals	8.4	—
Professional Services	0.4	—
Real Estate Management & Development	2.4	—
Road & Rail	0.3	—
Semiconductors & Semiconductor Equipment	0.9	—
Software	1.5	—
Specialty Retail	3.6	—
Technology Hardware, Storage & Peripherals	0.2	—
Textiles, Apparel & Luxury Goods	2.0	—
Thrifts & Mortgage Finance	—	0.3

Tobacco	0.6	—
Trading Companies & Distributors	0.6	—
Water Utilities	0.4	—
Wireless Telecommunication Services	2.9	0.3
Subtotal	98.9	5.5
Foreign Government Obligations	—	91.7
Supranational Bonds	—	0.1
Short-Term Investments	0.6	1.0
Total Investments	99.5%	98.3%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Explorer Total Return Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
Industry*
Aerospace & Defense	—%	2.1%
Airlines	—	1.0
Auto Components	—	0.1
Automobiles	—	0.6
Banks	5.3	6.3
Beverages	—	2.7
Biotechnology	—	0.7
Building Products	—	0.2
Capital Markets	4.2	2.8
Chemicals	—	0.7
Commercial Services & Suppliers	—	0.8
Communications Equipment	—	1.0
Construction & Engineering	—	0.1
Construction Materials	—	0.1
Consumer Finance	—	1.1
Distributors	—	0.1
Diversified Financial Services	—	1.2
Diversified Telecommunication Services	—	1.7
Electric Utilities	13.6	2.2
Electrical Equipment	—	0.9
Electronic Equipment, Instruments & Components	—	0.9
Equity Real Estate Investment Trusts (REITs)	—	1.3
Entertainment	—	0.7
Food & Staples Retailing	—	1.7
Food Products	—	0.9
Gas Utilities	—	0.1
Health Care Equipment & Supplies	—	0.7
Health Care Providers & Services	—	1.7
Health Care Technology	—	0.2
Hotels, Restaurants & Leisure	—	2.6
Household Products	—	1.8
Independent Power & Renewable Electricity Producers	—	0.3
Industrial Conglomerates	—	1.4
Insurance	—	3.6
Interactive Media & Services	—	1.0
Internet & Direct Marketing Retail	—	0.8
IT Services	—	2.5
Leisure Products	—	0.5
Life Sciences Tools & Services	—	1.3
Machinery	—	1.1
Media	—	0.8
Metals & Mining	—	1.6
Multiline Retail	—	0.6
Multi-Utilities	—	0.5
Oil, Gas & Consumable Fuels	4.2	2.2
Personal Products	—	2.1
Pharmaceuticals	—	5.4
Professional Services	—	1.5
Real Estate Management & Development	—	1.3
Road & Rail	—	0.6

Semiconductors & Semiconductor Equipment	—	1.7
Software	—	3.1
Specialty Retail	—	2.0
Technology Hardware, Storage & Peripherals	—	1.9
Textiles, Apparel & Luxury Goods	—	1.1
Thrifts & Mortgage Finance	—	0.1
Tobacco	—	0.4
Trading Companies & Distributors	—	0.6
Water Utilities	—	0.1
Wireless Telecommunication Services	—	1.6
Subtotal	27.3	80.7
Foreign Government Obligations	108.0	11.0
Supranational Bonds	—	2.6
Municipal Bonds	—	0.6
US Treasury Securities	—	3.5
Short-Term Investments	29.2	1.5
Total Investments	164.5%	99.9%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Lazard Real Assets and Pricing Opportunities Portfolio
Industry*
Aerospace & Defense	0.8%
Airlines	0.2
Banks	1.3
Beverages	0.1
Biotechnology	0.5
Capital Markets	0.5
Chemicals	0.3
Commercial Services & Suppliers	1.2
Communications Equipment	0.2
Construction & Engineering	1.9
Construction Materials	0.1
Consumer Finance	0.2
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Telecommunication Services	0.4
Electric Utilities	3.1
Equity Real Estate Investment Trusts (REITs)	11.9
Food & Staples Retailing	1.5
Food Products	0.7
Gas Utilities	1.6
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.2
Household Products	0.9
Independent Power & Renewable Electricity Producers	0.3
Industrial Conglomerates	0.1
Insurance	1.6
Interactive Media & Services	0.1
IT Services	0.6
Life Sciences Tools & Services	0.8
Machinery	0.1
Media	1.6
Metals & Mining	0.2
Multiline Retail	0.1
Multi-Utilities	2.4
Oil, Gas & Consumable Fuels	0.3
Personal Products	0.4
Pharmaceuticals	1.7
Real Estate Management & Development	4.7
Road & Rail	4.2
Semiconductors & Semiconductor Equipment	0.3
Specialty Retail	0.9
Technology Hardware, Storage & Peripherals	0.2
Textiles, Apparel & Luxury Goods	0.1
Tobacco	0.3
Trading Companies & Distributors	0.4
Transportation Infrastructure	3.2
Water Utilities	2.6

Wireless Telecommunication Services	0.3
Subtotal	56.8
Exchange Traded Funds	2.4
Foreign Government Obligations	8.9
US Treasury Securities	16.7
Short-Term Investments	14.0
Total Investments	98.8%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

	Lazard Enhanced Opportunities Portfolio
Industry†	long	Short
Aerospace & Defense	0.9%	—%
Air Freight & Logistics	2.3	-0.6
Banks	1.4	-0.2
Biotechnology	9.3	-4.1
Building Products	1.0	-0.2
Capital Markets	0.7	-0.4
Chemicals	0.1	0.0
Commercial Services & Supplies	1.4	-0.7
Communications Equipment	0.0	-0.1
Construction Materials	3.5	0.0
Consumer Finance	6.4	-2.1
Diversified Financial Services	1.2	-0.4
Electronic Equipment, Instruments & Components	6.3	-3.3
Entertainment	0.6	-1.3
Equity Real Estate Investment Trusts (REITs)	4.1	-2.1
Health Care Equipment & Supplies	3.1	-1.5
Health Care Technology	3.9	-0.8
Hotels, Restaurants & Leisure	1.5	-0.4
Independent Power & Renewable Electricity Producers	0.7	-0.3
Interactive Media & Services	2.2	-0.8
Internet & Direct Marketing Retail	0.4	-0.2
IT Services	6.0	-3.4
Media	4.3	-0.4
Metals & Mining	1.3	-0.8
Mortgage Real Estate Investment Trusts (REITs)	1.4	-0.4
Oil, Gas & Consumable Fuels	2.0	-0.8
Personal Products	1.2	-0.4
Pharmaceuticals	7.5	-1.6
Real Estate Management & Development	1.0	-0.3
Semiconductors & Semiconductor Equipment	5.8	-3.0
Software	8.0	-3.1
Specialty Retail	0.5	-0.3
Tobacco	1.0	-0.3
Trading Companies & Distributors	0.6	-0.2
Subtotal	91.6	-34.5
Exchange-Traded Funds	—	-1.0
Short-Term Investments	44.9	—
Total Investments	136.5%	-35.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 25, 2019